Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Central Fund
June 30, 2026
TP1-NPRT3-0826
1.816017.122
Asset-Backed Securities - 9.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.9%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (c)(d)(i)	28,099,438	28,118,546
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (c)(d)(i)	10,259,000	10,289,572
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (c)(d)(i)	27,474,000	27,497,133
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 7/18/2038 (c)(d)(i)	31,507,000	31,531,134
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9021% 1/21/2039 (c)(d)(i)	32,197,000	32,201,733
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8241% 7/25/2039 (c)(d)(i)	26,519,000	26,556,180
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (c)(d)(i)	32,753,000	32,784,705
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.2161% 4/23/2037 (c)(d)(i)	60,600,000	60,619,028
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 7/18/2037 (c)(d)(i)	51,421,000	51,421,000
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (c)(d)(i)	27,814,000	27,855,165
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (c)(d)(i)	28,343,000	28,365,674
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (c)(d)(i)	34,641,000	34,571,406
OCP CLO Ltd / OCP CLO LLC Series 2026-33A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8874% 7/20/2039 (c)(d)(i)	26,140,000	26,139,556
TOTAL BAILIWICK OF JERSEY		417,950,832
BERMUDA - 0.1%
OHA Credit Funding Ltd Series 2026-18AR Class A1R, CME Term SOFR 3 month Index + 1.2%, 0% 7/20/2039 (c)(d)(i)	41,264,000	41,264,000
OHA Credit Funding Ltd Series 2026-18AR Class A2R, CME Term SOFR 3 month Index + 1.35%, 0% 7/20/2039 (c)(d)(i)	2,187,000	2,187,000
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (c)(d)(i)	20,499,000	20,476,759
TOTAL BERMUDA		63,927,759
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (i)	2,262,175	2,267,280
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (i)	4,927,449	4,957,722
TOTAL CANADA		7,225,002
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
AIMCO CDO Series 2026-10A Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.8886% 7/22/2039 (c)(d)(i)	33,148,000	33,167,657
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (c)(d)(i)	18,929,000	18,953,040
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8952% 10/20/2038 (c)(d)(i)	46,919,000	46,952,594
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (c)(d)(i)	36,558,000	36,587,722
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (c)(d)(i)	35,255,000	35,307,883
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0152% 7/20/2038 (c)(d)(i)	21,007,000	21,035,864
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (c)(d)(i)	36,024,000	36,055,017
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (c)(d)(i)	19,036,000	19,076,908
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2038 (c)(d)(i)	28,873,000	28,878,082
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (c)(d)(i)	17,946,000	17,993,431
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (c)(d)(i)	28,775,000	28,856,002
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (c)(d)(i)	15,526,139	15,534,011
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (c)(d)(i)	29,201,000	29,220,506
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8931% 1/15/2039 (c)(d)(i)	27,563,000	27,594,505
Benefit Street Partners CLO V-B Ltd Series 2026-5BA Class A1RR, CME Term SOFR 3 month Index + 1.21%, 4.8455% 7/20/2039 (c)(d)(i)	19,602,000	19,622,641
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (c)(d)(i)	26,046,000	26,076,265
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (i)	23,085,527	21,898,031
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (c)(d)(i)	22,613,000	22,652,482
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.0766% 7/25/2037 (c)(d)(i)	38,098,000	38,098,000
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (c)(d)(i)	31,205,000	31,228,903
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (c)(d)(i)	21,787,000	21,834,910
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2038 (c)(d)(i)	26,883,000	26,869,559
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2038 (c)(d)(i)	25,314,000	25,358,451
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (c)(d)(i)	27,911,000	27,922,109
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 10/23/2038 (c)(d)(i)	18,542,000	18,547,118
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (c)(d)(i)	32,976,000	32,992,488
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 7/15/2037 (c)(d)(i)	37,665,000	37,712,872
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (c)(d)(i)	29,715,000	29,758,473
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2037 (c)(d)(i)	32,919,000	32,957,943
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (c)(d)(i)	28,802,000	28,819,080
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8819% 11/20/2038 (c)(d)(i)	55,130,000	55,169,418
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (c)(d)(i)	27,473,000	27,496,077
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9536% 10/22/2038 (c)(d)(i)	28,157,000	28,293,477
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/19/2037 (c)(d)(i)	32,703,000	32,735,703
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (i)	21,890,000	21,878,501
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 4.958% 7/20/2039 (c)(d)(i)	32,734,000	32,733,640
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (i)	6,738,554	6,717,799
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (i)	3,554,306	3,518,742
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (c)(d)(i)	20,845,000	20,824,259
Madison Park Funding LXVII Ltd / Madison Park Funding LXVI LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.1766% 4/25/2037 (c)(d)(i)	36,634,000	36,634,000
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (c)(d)(i)	32,900,000	32,928,886
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (c)(d)(i)	28,737,000	28,793,439
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (c)(d)(i)	20,150,000	20,153,708
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (c)(d)(i)	18,369,000	18,381,913
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0231% 7/15/2037 (c)(d)(i)	28,521,000	28,540,195
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (c)(d)(i)	27,555,000	27,529,787
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (c)(d)(i)	37,187,000	37,253,193
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2038 (c)(d)(i)	34,398,000	34,365,735
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (c)(d)(i)	24,419,000	24,456,239
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/18/2038 (c)(d)(i)	28,786,000	28,833,094
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (c)(d)(i)	24,882,000	24,795,759
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (c)(d)(i)	29,697,000	29,786,388
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (c)(d)(i)	19,380,000	19,383,236
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9052% 4/20/2038 (c)(d)(i)	18,959,000	19,000,861
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (c)(d)(i)	33,564,000	33,591,388
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (c)(d)(i)	26,023,000	26,062,035
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1752% 4/20/2037 (c)(d)(i)	41,264,000	41,264,000
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3252% 4/20/2037 (c)(d)(i)	2,187,000	2,187,000
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (c)(d)(i)	26,623,000	26,631,360
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (c)(d)(i)	11,276,000	11,296,015
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (c)(d)(i)	24,105,000	24,111,026
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (c)(d)(i)	23,704,072	23,692,220
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4511% 2/15/2033 (c)(d)(i)	24,606,816	24,584,818
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (c)(d)(i)	26,956,000	26,977,484
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (i)	10,763,501	10,475,470
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (c)(d)(i)	14,403,000	14,422,228
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0131% 1/15/2037 (c)(d)(i)	38,243,000	38,259,597
RR Ltd Series 2026-16A Class A1A2, CME Term SOFR 3 month Index + 1.22%, 4.9066% 7/15/2041 (c)(d)(i)	20,718,000	20,748,870
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (c)(d)(i)	31,136,000	31,089,296
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9604% 7/17/2038 (c)(d)(i)	18,120,000	18,160,987
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (c)(d)(i)	27,844,000	27,882,341
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0004% 7/17/2038 (c)(d)(i)	23,436,000	23,473,310
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (d)(i)	346,764	347,095
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (i)	6,516,693	6,487,368
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (c)(d)(i)	3,641,000	2,912,803
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (c)(d)(i)	10,748,000	10,771,635
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (c)(d)(i)	24,125,000	24,125,000
Voya CLO Ltd Series 2026-1AR Class A1AR, CME Term SOFR 3 month Index + 1.22%, 1.22% 7/15/2039 (c)(d)(i)	25,000,000	24,999,875
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,972,319,817
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (i)	6,044,881	6,084,569
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (c)(d)(i)	36,000,000	36,048,384
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (c)(d)(i)	25,047,000	25,023,155
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (c)(d)(i)	18,401,000	18,406,373
TOTAL MULTI-NATIONAL		79,477,912
UNITED STATES - 3.5%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (i)	16,462,729	16,518,072
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (i)	8,780,222	8,463,603
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (i)	9,734,246	9,249,443
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (i)	16,969,283	17,060,383
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (i)	17,320,347	17,602,840
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (i)	15,830,558	16,088,752
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (i)	1,422,457	1,427,294
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (i)	5,000,000	5,004,699
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (i)	9,100,000	9,118,872
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (i)	33,800,000	33,542,884
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (i)	15,900,000	15,815,220
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (i)	8,660,000	8,631,828
Affirm Master Trust Series 2026-2A Class B, 5.07% 4/16/2035 (i)	1,500,000	1,492,800
Affirm Master Trust Series 2026-2A Class C, 5.26% 4/16/2035 (i)	1,500,000	1,490,337
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (i)	20,035,000	20,079,610
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	8,261,148	8,287,652
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (i)	21,693,315	21,772,782
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (i)	1,484,896	1,476,403
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (i)	334,893	332,594
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (i)	2,099,564	2,107,701
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (i)	5,854,552	5,857,929
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (i)	1,685,410	1,686,201
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (i)	9,600,000	9,537,878
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A Class A, 3.83% 8/21/2028 (i)	11,000,000	10,928,730
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class A, 5.13% 10/20/2028 (i)	3,449,000	3,470,762
Avis Budget Rental Car Funding AESOP LLC Series 2026-4A Class A, 5.09% 12/20/2032 (i)	7,300,000	7,312,216
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2037 (i)	3,468,686	3,457,955
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (i)	3,358,221	3,339,906
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (i)	3,436,785	3,452,026
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	7,304,890	7,355,654
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	3,797,879	3,815,480
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	3,110,000	3,101,738
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	1,035,000	1,024,160
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031	7,800,000	7,745,303
Carvana Auto Receivables Trust Series 2025-N1 Class A3, 4.91% 8/10/2029 (i)	3,360,000	3,369,836
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	8,500,000	8,514,158
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (i)	3,095,323	3,066,259
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (i)	4,534,617	4,465,237
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (i)	10,307,675	10,075,838
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (i)	8,800,000	8,785,923
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (i)	3,898,125	3,911,710
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (i)	5,450,000	5,385,076
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (i)	35,115,478	34,758,919
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (i)	11,680,605	10,385,340
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (i)	23,009,375	22,757,071
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (i)	18,661,225	18,457,278
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (i)	19,950,000	19,952,653
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (i)	16,868,000	16,896,687
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (i)	5,895,277	5,902,333
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (i)	5,931,007	5,923,609
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (i)	3,372,611	3,392,616
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (i)	2,079,230	2,082,346
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (i)	20,812,800	19,977,135
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (i)	6,500,000	6,437,887
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (i)	6,545,269	6,588,104
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (i)	9,787,195	9,857,626
ESART Series 2026-1 Class A3, 4.67% 6/16/2031	10,700,000	10,709,392
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	9,280,000	9,243,497
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	497,374	497,699
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	2,590,000	2,595,610
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	2,400,000	2,398,811
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (i)	57,948,631	57,578,119
GGAM Master Trust International Ltd / LLC Series 2026-1A Class A, 5.861% 9/30/2060 (i)	26,155,000	26,120,999
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (i)	38,643,014	38,765,165
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (i)	23,130,000	23,253,410
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (c)(d)(i)	17,134,000	17,124,439
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (i)	4,245,000	4,266,436
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (c)(d)(i)	28,775,000	28,748,268
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (i)	2,643,293	2,649,774
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (i)	1,758,690	1,760,678
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (i)	24,386,313	24,623,384
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (i)	17,468,000	17,639,321
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, CME Term SOFR 1 month Index + 1.2395%, 4.8878% 7/25/2033 (c)(d)	280,067	279,300
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (c)(d)(i)	27,989,000	27,993,898
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (i)	2,069,637	2,074,594
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (i)	8,378,210	8,417,293
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (i)	11,300,000	11,286,996
MMAF Equipment Finance LLC Series 2023-A Class A3, 5.54% 12/13/2029 (i)	4,632,138	4,672,785
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (i)	41,015,240	40,115,017
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	4,070,000	4,036,207
Nissan Master Owner Trust Receivable Series 2024-B Class A, 5.05% 2/15/2029 (i)	18,500,000	18,577,728
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (i)	2,900,000	2,909,189
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9004% 10/17/2038 (c)(d)(i)	27,412,000	27,427,844
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (i)	13,728,323	13,469,849
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (i)	1,300,000	1,300,233
Onemain Financial Issuance Trust Series 2026-1A Class A, 4.98% 7/14/2039 (i)	4,800,000	4,820,294
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (i)	9,900,000	9,840,014
Optn Series 2026-A Class A, 4.32% 1/9/2034 (i)	9,830,000	9,738,970
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (i)	2,862,047	2,881,535
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (i)	7,740,000	7,709,090
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (i)	6,185,000	6,135,740
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (i)	20,180,562	19,788,403
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (i)	4,247,487	4,300,113
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (i)	21,510,610	20,633,108
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (i)	19,595,238	18,316,219
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (i)	18,917,588	18,769,115
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (i)	4,700,000	4,685,900
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0423% 7/25/2054 (c)(d)(i)	7,451,387	7,436,279
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)(i)	5,255,496	5,181,438
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (i)	4,483,952	4,492,682
Reach ABS Trust Series 2026-2A Class B, 4.81% 2/15/2035 (i)	1,400,000	1,398,608
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (i)	13,097,863	13,069,974
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (i)	13,357,218	13,339,307
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (i)	8,041,000	7,742,059
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (i)	4,220,698	4,225,913
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (i)	5,682,642	5,688,388
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (i)	4,070,170	4,075,632
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (i)	6,595,610	6,636,085
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (i)	2,800,000	2,792,353
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (i)	3,300,000	3,258,573
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (i)	18,439,248	18,538,697
Sofi Consumer Loan Program Trust Series 2026-2 Class A, 4.27% 3/25/2036 (i)	19,010,914	18,987,147
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (i)	9,457,500	8,919,550
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (i)	25,805,030	25,876,033
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (i)	49,495,265	49,703,249
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (i)	29,424,905	29,598,121
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (i)	35,518,115	34,327,530
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (i)	42,253,545	41,488,287
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (i)	17,517,240	17,152,083
T-Mobile US Trust Series 2025-2A Class A, 4.34% 4/22/2030 (i)	1,800,000	1,800,489
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (i)	40,265,000	39,800,265
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6228% 9/25/2034 (c)(d)	43,601	47,638
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (i)	10,300,000	10,330,714
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (i)	2,165,419	2,157,579
Upgrade Master Pass-Thru Trust Series 2026-ST2 Class A, 4.413% 6/15/2034 (i)	9,938,913	9,929,590
Upstart Securitization Trust Series 2026-3 Class A2, 4.77% 7/20/2036 (i)	2,275,000	2,274,196
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (i)(j)	4,646,065	4,628,806
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (d)(i)	5,856,508	5,855,725
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (i)	8,300,000	8,330,477
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (i)	5,500,000	5,477,381
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (i)	6,257,733	6,301,555
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (i)	17,367,023	17,345,677
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (i)	3,900,000	3,871,440
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (i)	22,823,518	22,874,544
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (i)	925,870	936,095
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (i)	13,664,850	13,549,764
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	3,149,202	3,152,350
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	2,930,230	2,939,262
TOTAL UNITED STATES		1,562,279,319
TOTAL ASSET-BACKED SECURITIES (Cost $4,113,538,941)		4,109,265,210

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	23,162,000	23,612,286
Keybank National Association 6.95% 2/1/2028	850,000	878,818
Morgan Stanley Bank NA 4.788% 5/10/2030 (d)	13,953,000	13,966,780
Regions Bank/Birmingham AL 6.45% 6/26/2037	30,566,000	32,596,311

TOTAL UNITED STATES		71,054,195
TOTAL BANK NOTES (Cost $71,853,408)		71,054,195

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (i)	1,723,741	1,725,136
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (i)	7,722,208	6,803,942
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (d)(i)	8,899,638	8,807,429
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)(i)	12,065,058	11,214,296
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (i)	10,969,494	10,004,690
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (d)(i)	1,695,612	1,700,165
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (i)(j)	6,453,726	6,422,295
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (d)(i)	3,564,541	3,551,047
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (d)(i)	4,021,327	3,990,849
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	13,617	13,729
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	19,023	19,175
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	24,007	24,274
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	17,163	17,349
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	25,916	26,268
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	9,055	9,169
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	4,497	4,596
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	16,726	17,239
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5422% 2/25/2032 (c)(d)	3,275	3,292
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7205% 3/18/2032 (c)(d)	5,904	5,966
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7422% 4/25/2032 (c)(d)	6,148	6,202
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7422% 10/25/2032 (c)(d)	7,585	7,659
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.4922% 1/25/2032 (c)(d)	3,003	3,013
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.8078% 11/25/2032 (d)(l)	3,000	51
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3578% 12/25/2033 (d)(l)	140,584	14,456
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3578% 3/25/2033 (d)(l)	7,620	685
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (n)	15,885	13,807
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9778% 6/25/2035 (d)(l)	159,386	8,407
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	522,559	532,255
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.8202% 8/25/2035 (c)(d)	2,860	2,913
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	344,373	343,897
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	61,948	62,817
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9378% 11/25/2036 (d)(l)	101,926	7,239
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8978% 12/25/2036 (d)(l)	53,914	4,543
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (n)	71,374	64,464
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (n)	129,696	111,951
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (n)	13,337	11,122
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6978% 5/25/2037 (d)(l)	36,902	2,881
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.1666% 6/25/2037 (c)(d)	26,104	32,493
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.1466% 7/25/2037 (c)(d)	39,222	48,303
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.1466% 7/25/2037 (c)(d)	4,478	4,866
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	224,099	215,966
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	1,519,059	1,465,001
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	147,085	151,045
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	684,254	678,870
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (l)	109,012	1,229
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	128,227	118,232
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	187,603	175,882
Fannie Mae Guaranteed REMIC Series 2012-154 Class F, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0422% 1/25/2043 (c)(d)	488,089	479,881
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.3078% 1/25/2044 (d)(l)	194,510	17,800
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (l)	850,313	113,207
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	1,026,711	983,588
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (l)	512,428	64,152
Fannie Mae Guaranteed REMIC Series 2017-36 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.0922% 5/25/2047 (c)(d)	1,045,771	1,025,375
Fannie Mae Guaranteed REMIC Series 2018-32 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0422% 5/25/2048 (c)(d)	564,554	551,814
Fannie Mae Guaranteed REMIC Series 2018-38 Class FG, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0422% 6/25/2048 (c)(d)	1,357,190	1,322,692
Fannie Mae Guaranteed REMIC Series 2019-82 Class PI, 4% 6/25/2049 (l)	4,823,842	789,685
Fannie Mae Guaranteed REMIC Series 2020-35 Class MA, 2% 12/25/2043	1,221,668	1,168,789
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,341,451	1,990,311
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,488,291	2,115,130
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,066,013	1,838,676
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	9,503,084	8,477,102
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	6,269,947	5,602,839
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,221,341	2,862,853
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	3,069,934	2,861,684
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	3,816,626	3,523,587
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	2,806,980	2,661,910
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	2,617,646	2,440,937
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	3,965,369	3,756,359
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	4,310,343	4,079,245
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	8,805,014	7,941,021
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	24,261,848	21,712,874
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,341,152	2,092,593
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	2,498,706	2,444,475
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	3,782,841	3,305,397
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	9,958,941	8,998,119
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4278% 8/25/2052 (c)(d)	6,748,208	6,704,973
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4278% 9/25/2052 (c)(d)	14,349,139	14,257,206
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4278% 10/25/2052 (c)(d)	4,666,810	4,641,248
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4278% 10/25/2052 (c)(d)	16,550,229	16,444,068
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	4,335,433	4,042,607
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	8,976,810	8,204,093
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 9/25/2053 (c)(d)	3,689,451	3,719,767
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 12/25/2054 (c)(d)	13,042,208	13,134,104
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7278% 12/25/2054 (c)(d)	3,643,543	3,673,219
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	969	977
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	40,952	41,583
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (n)	43,234	36,966
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (n)	71,775	61,111
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (l)	85,402	2,181
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	2,284,747	2,157,737
Fannie Mae Mortgage pass-thru certificates Series 2020-62 Class GA, 2% 7/25/2044	869,956	819,543
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 9/25/2054 (c)(d)	3,101,010	3,121,260
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0278% 2/25/2055 (c)(d)	3,785,428	3,822,944
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0278% 9/25/2054 (c)(d)	4,544,701	4,587,750
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 2/25/2055 (c)(d)	7,075,803	7,137,717
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (c)(d)	3,450,992	3,476,571
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	3,260,417	3,248,056
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	10,096,385	9,595,226
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	8,289,604	8,138,801
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,001,214	1,865,568
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (l)	33,092	4,001
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (l)	31,336	3,857
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(l)	20,694	2,964
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(l)	11,976	1,530
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (l)	20,034	2,870
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(l)	11,067	1,731
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (l)	138,738	20,727
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	4,909	4,956
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	18,485	18,669
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,669,505	1,648,136
Freddie Mac Multiclass Mortgage participation certificates Series 2018-4795 Class FA, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0075% 5/15/2048 (c)(d)	936,083	912,856
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,582,112	2,300,282
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,833,428	1,633,986
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,634,666	2,349,872
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	9,397	9,521
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	71,555	72,550
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	3,539	3,592
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	10,115	10,241
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	19,715	19,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	11,870	12,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	6,396	6,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	8,147	8,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	89,728	92,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5075% 1/15/2032 (c)(d)	2,668	2,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6075% 3/15/2032 (c)(d)	3,618	3,642
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7075% 3/15/2032 (c)(d)	3,491	3,524
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6075% 6/15/2031 (c)(d)	5,013	5,044
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6075% 3/15/2032 (c)(d)	1,841	1,854
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	23,343	23,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	36,215	36,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	62,847	64,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	147,388	149,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	28,438	29,035
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	750,019	750,616
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	282,888	291,277
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	450,261	448,633
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	152,760	154,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8925% 2/15/2036 (d)(l)	48,658	3,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (n)	166,397	138,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (n)	18,733	16,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (n)	88,520	74,613
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (n)	104,122	88,044
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	161,796	166,874
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	592,203	599,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.9525% 11/15/2036 (d)(l)	202,654	15,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	41,413	42,087
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8725% 6/15/2037 (d)(l)	142,865	12,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 3.9575% 5/15/2037 (c)(d)	175,754	174,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	72,547	73,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	771,037	777,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	106,042	105,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	146,895	138,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (l)	62,863	3,615
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (l)	212,292	4,161
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	247,340	242,991
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,215,216	1,173,351
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4709 Class FE, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.0575% 8/15/2047 (c)(d)	511,526	501,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4720 Class IO, 4% 9/15/2047 (l)	6,463,686	1,289,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class IB, 4% 3/15/2048 (l)	5,504,979	1,093,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,268,369	2,059,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,622,472	2,335,747
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	11,648,604	10,223,679
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,285,985	2,083,219
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	15,755,070	14,070,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,481,428	2,213,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,388,021	2,130,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,321,334	2,114,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,004,451	1,787,729
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,726,213	2,400,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,004,463	1,787,734
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,759,814	1,604,009
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	8,444,645	7,731,879
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,042,985	1,898,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,885,971	1,721,106
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,088,995	2,827,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	2,746,956	2,611,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	3,304,495	3,307,143
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1778% 7/25/2052 (c)(d)	1,355,365	1,344,563
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2978% 8/25/2052 (c)(d)	3,045,782	3,020,417
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3778% 9/25/2052 (c)(d)	5,182,683	5,144,682
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3278% 9/25/2052 (c)(d)	3,241,959	3,203,339
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2778% 9/25/2052 (c)(d)	2,288,542	2,274,510
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	6,986,869	6,946,327
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6778% 8/25/2053 (c)(d)	6,365,957	6,399,024
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 6/25/2054 (c)(d)	4,253,322	4,290,115
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6278% 10/25/2054 (c)(d)	2,813,348	2,830,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7278% 11/25/2054 (c)(d)	5,115,105	5,150,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 2/25/2055 (c)(d)	2,542,087	2,549,621
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FE, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0278% 2/25/2055 (c)(d)	4,972,210	5,019,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8778% 10/25/2054 (c)(d)	4,738,368	4,775,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5506 Class FA, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (c)(d)	11,789,673	11,849,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6778% 4/25/2055 (c)(d)	5,815,281	5,837,119
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	20,473	20,724
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	2,020	2,043
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	3,216	3,248
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (n)	49,395	41,094
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.0528% 5/20/2060 (c)(d)(m)	86,939	86,618
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0609% 8/20/2060 (c)(d)(m)	44,070	43,884
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1409% 12/20/2060 (c)(d)(m)	147,064	145,997
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2609% 12/20/2060 (c)(d)(m)	98,891	98,800
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2609% 2/20/2061 (c)(d)(m)	131,882	131,760
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2509% 2/20/2061 (c)(d)(m)	144,218	144,048
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2609% 4/20/2061 (c)(d)(m)	98,320	98,240
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2609% 5/20/2061 (c)(d)(m)	144,312	144,164
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2609% 5/20/2061 (c)(d)(m)	97,304	97,209
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.2909% 6/20/2061 (c)(d)(m)	105,090	105,036
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3109% 9/20/2061 (c)(d)(m)	293,111	293,045
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3609% 10/20/2061 (c)(d)(m)	126,529	126,604
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4609% 11/20/2061 (c)(d)(m)	118,712	118,883
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4609% 1/20/2062 (c)(d)(m)	61,674	61,812
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.3909% 1/20/2062 (c)(d)(m)	153,850	153,999
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.3909% 3/20/2062 (c)(d)(m)	100,635	100,713
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4109% 5/20/2061 (c)(d)(m)	809	814
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.2809% 10/20/2062 (c)(d)(m)	3,754	3,751
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1209% 3/20/2063 (c)(d)(m)	5,072	5,038
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3609% 1/20/2064 (c)(d)(m)	73,653	73,691
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3609% 12/20/2063 (c)(d)(m)	143,509	143,584
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2609% 6/20/2064 (c)(d)(m)	80,251	80,185
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0409% 5/20/2063 (c)(d)(m)	3,774	3,760
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (m)	5,964	5,606
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9609% 4/20/2063 (c)(d)(m)	7,568	7,536
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.22% 5/20/2066 (c)(d)(m)	285,982	286,186
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1609% 12/20/2062 (c)(d)(m)	13,227	13,224
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	252,192	229,580
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.07% 8/20/2066 (c)(d)(m)	339,357	338,873
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	224,205	225,732
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7524% 5/16/2034 (d)(l)	43,643	1,895
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4524% 8/17/2034 (d)(l)	47,622	3,683
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.7144% 6/16/2037 (c)(d)	994	1,078
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9424% 6/16/2037 (d)(l)	87,242	6,134
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	166,908	161,998
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	2,209,074	2,144,126
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	489,192	474,718
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.2728% 3/20/2060 (c)(d)(m)	272,107	272,036
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (l)	11,523	228
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3465% 7/20/2041 (d)(l)	203,480	17,144
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1535% 8/20/2042 (c)(d)	437,037	433,107
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	374,991	372,226
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	4,219,058	3,886,011
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,635,392	1,502,780
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	2,749,305	2,512,516
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	2,212,733	2,040,879
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	484,784	450,632
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	5,407,652	4,938,255
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,322,377	2,101,996
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	1,907,418	1,733,523
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,360,147	2,167,484
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	2,119,613	1,979,029
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2535% 10/20/2049 (c)(d)	1,265,023	1,254,346
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2035% 2/20/2049 (c)(d)	2,433,434	2,415,777
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1432% 5/20/2065 (d)(m)	61,969	60,394
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (i)	3,973,028	3,876,797
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (i)(j)	985,587	971,757
HOMES 2026-NQM4 Trust Series 2026-NQM4 Class A1FC, 5.502% 6/25/2061 (i)(j)	5,644,588	5,653,144
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (d)(i)	5,273,568	5,262,870
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (d)(i)	2,346,951	2,336,554
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (i)	5,698,540	5,300,177
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (d)(i)	3,854,635	3,836,507
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (i)	7,653,884	7,164,043
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (i)	4,896,350	4,525,169
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (i)	2,798,024	2,709,571
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (i)(j)	2,140,463	2,136,501
OBX Trust Series 2025-NQM8 Class A1, 5.472% 3/25/2065 (d)(i)	14,077,499	14,108,537
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (d)(i)	11,990,233	11,986,015
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (i)	846,752	838,940
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (d)(i)	4,716,830	4,605,171
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (d)(i)	19,000,000	18,592,830
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (d)(i)	12,400,000	12,132,160
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (i)	1,844,227	1,843,465
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (d)(i)	5,136,826	5,115,522
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (d)(i)	6,215,147	6,130,565
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (i)	8,203,730	7,756,513
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (i)	2,075,573	2,048,346
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (d)(i)	9,072,862	8,814,955
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (d)(i)	5,720,111	5,729,767
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (i)(j)	6,100,000	6,074,655
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (i)	4,195,414	4,177,024
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (d)(i)	7,898,775	7,844,578
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (i)	2,459,627	2,312,907
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (c)(d)	6,800	6,369
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4028% 9/25/2043 (c)(d)	361,781	353,295
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (i)	13,315,546	12,557,024
Verus Securitization Trust 2026-5 Series 2026-5 Class A1FC, 5.362% 5/25/2071 (d)(i)	31,300,000	31,329,726
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (d)(i)	4,691,201	4,699,999
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (i)(j)	5,524,012	5,534,222
Verus Securitization Trust Series 2026-2 Class A1FC, 4.507% 2/25/2071 (i)(j)	13,099,790	12,966,845
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (i)(j)	4,566,751	4,569,244
Verus Series 2026-R3 Class A1FC, 5.19% 2/27/2068 (d)(i)	3,542,763	3,536,758
TOTAL UNITED STATES		703,800,419
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $707,360,738)		703,800,419

Commercial Mortgage Securities - 6.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3686% 6/15/2040 (c)(d)(i)	15,300,000	15,366,938
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8754% 2/15/2043 (c)(d)(i)	15,110,000	15,110,002
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (i)	12,166,572	11,940,777
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (i)	2,962,000	2,867,960
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	2,469,081	2,455,873
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	9,802,942	9,633,342
BANK Series 2019-BN18 Class A3, 3.325% 5/15/2062	3,900,000	3,755,448
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,858,000	2,694,684
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,529,462	1,485,317
BANK Series 2020-BN25 Class XB, 0.4359% 1/15/2063 (d)(l)	31,293,000	487,705
BANK Series 2021-BN33 Class XA, 0.9772% 5/15/2064 (d)(l)	12,818,461	453,231
BANK Series 2021-BN34 Class A4, 2.156% 6/15/2063	5,000,000	4,478,405
BANK5 Series 2025-5YR19 Class XB, 0.5997% 12/15/2058 (d)(l)	17,200,000	449,926
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	12,800,000	13,117,389
BANK5 Series 2026-5YR21 Class AS, 5.844% 4/15/2059	3,000,000	3,073,282
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (i)	31,552,534	31,134,075
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2963% 9/15/2056 (d)	17,797,000	18,431,707
BBCMS Mortgage Trust Series 2026-5C41 Class A2, 4.951% 5/15/2069	6,300,000	6,306,815
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	5,000,000	5,102,798
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,240,000	3,186,929
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	2,700,000	2,619,818
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.753% 12/15/2062 (d)(l)	93,357,505	1,602,388
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3857% 3/15/2053 (d)(l)	88,663,104	3,238,455
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.7505% 7/15/2053 (d)(l)	38,741,936	1,861,194
Benchmark Mortgage Trust Series 2024-V5 Class A3, 5.8053% 1/10/2057	9,566,000	9,762,467
Benchmark Mortgage Trust Series 2025-V14 Class A3, 5.1761% 4/15/2057	10,900,000	10,995,823
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	7,600,000	7,682,481
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9675% 3/15/2041 (c)(d)(i)	12,712,792	12,724,710
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.325% 9/15/2054 (d)	6,607,000	6,725,323
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	4,600,000	4,571,101
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.9973% 6/15/2041 (c)(d)(i)	22,372,000	22,385,983
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.267% 6/15/2041 (c)(d)(i)	11,045,000	11,055,355
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4667% 6/15/2041 (c)(d)(i)	7,810,000	7,824,643
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (c)(d)(i)	11,700,000	11,718,281
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7754% 2/15/2035 (c)(d)(i)	30,623,000	30,551,002
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7692% 3/15/2030 (c)(d)(i)	87,953,150	87,788,239
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0189% 3/15/2030 (c)(d)(i)	12,712,634	12,680,852
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1687% 3/15/2030 (c)(d)(i)	16,552,065	16,510,685
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0688% 4/15/2040 (c)(d)(i)	57,177,384	57,213,120
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6713% 4/15/2034 (c)(d)(i)	14,082,756	14,017,234
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9713% 4/15/2034 (c)(d)(i)	15,742,000	15,656,951
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2713% 4/15/2034 (c)(d)(i)	10,407,000	10,342,968
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5713% 4/15/2034 (c)(d)(i)	10,925,000	10,849,588
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4286% 10/15/2036 (c)(d)(i)	49,523,000	49,507,524
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6383% 10/15/2036 (c)(d)(i)	5,541,000	5,529,146
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8381% 10/15/2036 (c)(d)(i)	7,417,000	7,400,660
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0378% 10/15/2036 (c)(d)(i)	7,201,000	7,176,524
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.687% 10/15/2036 (c)(d)(i)	25,035,000	24,949,856
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1164% 4/15/2037 (c)(d)(i)(k)	11,125,650	11,129,127
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9182% 12/15/2039 (c)(d)(i)	8,392,652	8,408,388
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2667% 5/15/2041 (d)(i)	30,237,977	30,275,775
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.017% 3/15/2041 (c)(d)(i)	52,036,610	52,101,656
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8254% 3/15/2043 (c)(d)(i)	45,610,127	45,610,127
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0754% 3/15/2043 (c)(d)(i)	6,070,741	6,084,021
BX Series 2026-ORBT Class A, 5.03% 7/15/2043 (d)(i)	40,660,000	40,660,000
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.3754% 10/15/2026 (c)(d)(i)	11,029,876	11,026,430
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5654% 4/15/2037 (c)(d)(i)(k)	14,018,200	14,026,962
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9154% 4/15/2037 (c)(d)(i)(k)	3,163,300	3,166,266
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4644% 4/15/2037 (c)(d)(i)(k)	2,648,800	2,652,938
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0673% 4/15/2041 (c)(d)(i)	41,504,183	41,556,064
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3169% 4/15/2041 (c)(d)(i)	6,689,200	6,697,562
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5666% 4/15/2041 (c)(d)(i)	5,553,800	5,560,741
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0674% 2/15/2039 (c)(d)(i)	29,466,635	29,521,884
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4169% 2/15/2039 (c)(d)(i)(k)	3,684,639	3,691,548
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3166% 3/15/2041 (c)(d)(i)(k)	11,232,900	11,250,451
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.5663% 3/15/2041 (c)(d)(i)	14,912,800	14,940,762
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0254% 6/15/2035 (c)(d)(i)	10,999,000	11,026,821
BX Trust Series 2026-ALOHA Class A, 4.9754% 4/15/2043 (d)(i)	38,287,000	38,310,929
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8254% 5/15/2038 (c)(d)(i)	38,784,535	38,881,629
BX Trust Series 2026-LP3 Class A, 5.0054% 4/15/2043 (i)	45,782,058	45,925,127
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	11,659,873	11,486,057
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (d)(i)	23,933,000	23,904,448
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (i)	62,928,013	51,988,450
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (i)	24,175,748	19,785,900
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (i)	45,613,551	35,916,635
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A4, 3.712% 4/14/2050	12,450,000	12,332,661
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,000,000	987,438
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0045% 8/10/2056 (d)(l)	46,824,516	1,175,305
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	13,797,000	13,620,917
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (d)(i)	2,800,000	2,778,333
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (d)(i)	7,693,000	7,715,683
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (d)(i)	18,825,000	18,584,051
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9254% 10/15/2042 (c)(d)(i)	55,168,277	55,288,958
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2254% 10/15/2042 (c)(d)(i)	9,655,412	9,685,585
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4754% 10/15/2042 (c)(d)(i)	4,714,538	4,738,110
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8254% 2/15/2043 (c)(d)(i)	53,024,070	53,090,350
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0254% 2/15/2043 (c)(d)(i)	5,551,253	5,568,601
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2254% 2/15/2043 (c)(d)(i)	3,354,175	3,373,042
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8676% 10/25/2031 (d)	700,000	617,024
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.6469% 4/25/2033 (d)	1,499,755	1,493,209
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.6249% 3/25/2033 (d)	2,000,000	1,993,370
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	8,400,000	8,229,256
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8934% 9/25/2030 (d)	1,309,513	1,277,393
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	26,000,000	26,074,916
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	6,000,000	5,926,651
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	8,645,336	8,524,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	13,300,000	13,117,109
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	18,600,000	18,325,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	15,200,000	14,971,716
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	30,719,679	30,345,409
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	6,900,000	6,836,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	5,000,000	4,940,779
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	4,200,000	4,160,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	13,400,000	12,958,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	3,100,000	2,763,727
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	6,100,000	5,431,916
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	5,900,000	5,880,749
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K754 Class A2, 4.94% 11/25/2030	2,876,443	2,925,684
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1117% 3/25/2029 (c)(d)	13,429,345	13,397,055
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (d)	6,800,000	6,761,218
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (d)	4,700,000	4,661,951
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	5,700,000	5,674,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	16,600,000	16,558,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (d)	12,700,000	12,626,160
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	2,000,000	1,988,409
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (d)	25,500,000	25,174,225
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (d)	8,700,000	8,589,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1417% 10/25/2030 (d)	16,191,140	16,163,254
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1317% 10/25/2030 (c)(d)	22,982,700	22,951,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	5,700,000	5,659,219
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	12,300,000	12,135,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1317% 10/25/2030 (c)(d)	27,237,935	27,201,447
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 10/25/2030 (c)(d)	11,993,623	11,977,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 11/25/2030 (c)(d)	24,496,740	24,482,169
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.0817% 12/25/2030 (c)(d)	14,099,486	14,083,870
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.0917% 12/25/2030 (d)	19,198,541	19,198,511
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.0917% 11/25/2030 (d)	37,793,152	37,778,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1117% 1/25/2031 (c)(d)	42,786,771	42,799,414
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1017% 2/25/2031 (d)	72,898,549	72,898,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 3/25/2031 (c)(d)	34,699,594	34,847,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (c)(d)	85,688,398	85,714,739
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 5/25/2031 (c)(d)	32,400,000	32,399,948
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,908,680	1,886,716
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	1,960,077	1,950,835
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	4,160,000	4,104,274
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	532,441	529,990
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	1,100,000	1,074,015
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	3,334,520	3,236,671
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3254% 10/15/2035 (c)(d)(i)(k)	10,000,000	10,000,000
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (d)(i)	16,592,000	16,540,328
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (i)(k)	3,450,000	2,139,000
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (i)(k)	5,907,000	3,512,997
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2405% 9/15/2029 (c)(d)(i)	5,526,232	5,415,708
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (i)	2,000,000	1,800,020
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class A3, 3.3928% 12/15/2049	9,248,884	9,218,268
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	397,470	395,842
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9206% 5/15/2039 (c)(d)(i)	59,198,000	56,386,096
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4193% 5/15/2039 (c)(d)(i)	33,561,000	29,365,841
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7185% 5/15/2039 (c)(d)(i)	19,262,000	16,180,061
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.1673% 5/15/2039 (c)(d)(i)	17,119,000	13,352,803
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8395% 3/15/2038 (c)(d)(i)	501,212	496,860
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1395% 3/15/2038 (c)(d)(i)	4,569,600	4,363,968
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.4895% 3/15/2038 (c)(d)(i)	3,992,100	3,775,439
LS Series 2026-HTL6 Class A, 5.1254% 12/15/2040 (d)(i)	3,331,000	3,326,836
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4405% 7/15/2038 (c)(d)(i)(k)	22,147,000	22,133,158
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1254% 9/15/2040 (c)(d)(i)	11,300,000	11,307,043
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,843,000	11,645,300
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1412% 6/15/2054 (d)(l)	43,465,286	1,480,336
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (d)(i)	15,706,521	15,392,458
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.2446% 12/15/2056 (d)(i)(l)	8,200,000	1,402,768
PFDR Trust Series 2026-DLVR Class A, CME Term SOFR 1 month Index + 1.7%, 5.3126% 6/15/2043 (c)(d)(i)	12,800,000	12,796,000
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8754% 3/15/2043 (c)(d)(i)	59,198,000	59,234,874
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0754% 3/15/2043 (c)(d)(i)	7,997,000	7,999,499
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2754% 3/15/2043 (c)(d)(i)	8,875,000	8,875,000
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (i)	240,085	242,401
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (i)	8,997,257	8,930,280
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (d)(i)	30,003,000	29,806,393
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8683% 12/15/2039 (c)(d)(i)	47,856,000	47,871,003
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2178% 12/15/2039 (c)(d)(i)	8,416,000	8,415,992
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6173% 12/15/2039 (c)(d)(i)	6,204,000	6,211,755
UBS Commercial Mortgage Trust Series 2017-C6 Class A5, 3.5795% 12/15/2050	7,045,000	6,909,987
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,800,000	2,759,804
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (i)	29,470,000	25,135,343
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (i)	1,400,000	1,152,289
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (d)(i)	40,100,000	621,369
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class A3, 5.486% 5/15/2059	9,200,000	9,403,245
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class AS, 5.802% 5/15/2059	5,000,000	5,096,187
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	4,582,914	4,571,941
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	4,182,495	4,171,390
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	1,115,000	1,100,647
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9007% 8/15/2051 (d)(l)	38,284,745	466,526
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	8,000,000	8,204,495
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class A3, 5.789% 6/15/2059	14,500,000	14,950,875
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class XB, 0.4741% 6/15/2059 (d)(l)	15,239,000	374,879
TOTAL UNITED STATES		2,681,233,773
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,734,406,644)		2,681,233,773

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
New Jersey - 0.1%
General Obligations - 0.1%
New Jersey Eco Dev Auth St Pen (New Jersey St Proj.) 7.425% 2/15/2029 (National Public Finance Guarantee Corporation Insured) (Cost $26,184,811)	24,047,000	24,948,077
TOTAL MUNICIPAL SECURITIES (Cost $26,184,811)		24,948,077

Non-Convertible Corporate Bonds - 21.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (d)(i)	12,091,000	11,578,538
Westpac Banking Corp 4.11% 7/24/2034 (d)	17,722,000	17,283,068

TOTAL AUSTRALIA		28,861,606
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	23,200,000	23,593,166
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (i)	12,859,000	12,619,640
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cenovus Energy Inc 4.65% 3/20/2031	8,440,000	8,331,931
Cenovus Energy Inc 5.25% 6/15/2037	13,846,000	13,428,352
Cenovus Energy Inc 5.4% 3/20/2036	6,496,000	6,435,263
Enbridge Inc 4.25% 12/1/2026	8,321,000	8,315,018
TOTAL ENERGY		36,510,564
TOTAL CANADA		49,130,204
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (d)(i)	41,000,000	42,317,779
Societe Generale SA 3.337% 1/21/2033 (d)(i)	17,500,000	15,892,651
Societe Generale SA 5.5% 4/13/2029 (d)(i)	27,997,000	28,304,676

TOTAL FRANCE		86,515,106
GERMANY - 0.2%
Financials - 0.1%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (d)	15,619,000	15,580,540
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	22,570,000	23,248,052
TOTAL FINANCIALS		38,828,592
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (i)	30,000,000	29,683,091
TOTAL GERMANY		68,511,683
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.2% 9/16/2040 (i)	15,222,000	11,686,022
AIA Group Ltd 3.375% 4/7/2030 (i)	30,867,000	29,719,577

TOTAL HONG KONG		41,405,599
IRELAND - 0.5%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	17,295,000	17,189,325
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	18,114,000	17,435,946
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	19,378,000	17,712,936
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	59,444,000	60,202,267
TOTAL FINANCIALS		112,540,474
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (i)	2,956,000	2,965,626
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (i)	16,043,000	16,202,366
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (i)	40,000,000	40,799,909
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (i)	37,945,000	38,919,899
TOTAL INDUSTRIALS		98,887,800
TOTAL IRELAND		211,428,274
JAPAN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 4.567% 7/16/2027 (i)	5,587,000	5,591,675
NTT Finance Corp 4.62% 7/16/2028 (i)	5,650,000	5,636,410
NTT Finance Corp 4.876% 7/16/2030 (i)	14,868,000	14,834,980
NTT Finance Corp 5.0115% 11/1/2031 (i)	22,295,000	22,265,214
NTT Finance Corp 5.2588% 11/1/2033 (i)	32,092,000	31,993,096
TOTAL COMMUNICATION SERVICES		80,321,375
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (d)	6,484,000	6,451,932
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (d)	9,149,000	9,105,731
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (d)	11,770,000	11,723,919
TOTAL FINANCIALS		27,281,582
TOTAL JAPAN		107,602,957
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	26,624,000	26,333,798
Petroleos Mexicanos 6.35% 2/12/2048	14,404,000	11,902,025
Petroleos Mexicanos 6.7% 2/16/2032	58,171,000	58,607,864
Petroleos Mexicanos 6.75% 9/21/2047	102,130,000	87,302,767
Petroleos Mexicanos 6.95% 1/28/2060	18,760,000	15,870,960
Petroleos Mexicanos 7.69% 1/23/2050	117,141,000	109,173,070

TOTAL MEXICO		309,190,484
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	12,331,000	12,163,192
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	35,555,000	35,566,273

TOTAL NETHERLANDS		47,729,465
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (i)	4,853,986	4,938,251
SAUDI ARABIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Avilease Capital Ltd 5.5% 6/30/2031 (i)	22,855,000	22,918,553
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 1.494% 8/10/2027 (d)(i)	24,731,000	24,644,270
UBS Group AG 3.091% 5/14/2032 (d)(i)	13,398,000	12,296,089
UBS Group AG 3.869% 1/12/2029 (d)(i)	9,005,000	8,901,447
UBS Group AG 4.194% 4/1/2031 (d)(i)	40,079,000	39,128,056
		84,969,862
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (d)(i)	3,800,000	3,789,417
TOTAL SWITZERLAND		88,759,279
UNITED KINGDOM - 0.4%
Financials - 0.4%
Banks - 0.4%
Barclays PLC 2.894% 11/24/2032 (d)	13,572,000	12,168,467
Barclays PLC 5.088% 6/20/2030 (d)	35,020,000	35,116,773
Barclays PLC 6.224% 5/9/2034 (d)	31,185,000	32,809,935
Barclays PLC 6.692% 9/13/2034 (d)	45,000,000	48,592,932
NatWest Group PLC 3.073% 5/22/2028 (d)	20,149,000	19,892,425
TOTAL FINANCIALS		148,580,532
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (i)	9,575,000	9,160,101
TOTAL UNITED KINGDOM		157,740,633
UNITED STATES - 19.1%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.8%
AT&T Inc 2.55% 12/1/2033	53,719,000	45,118,728
AT&T Inc 3.8% 12/1/2057	106,127,000	70,827,046
AT&T Inc 4.3% 2/15/2030	6,610,000	6,522,937
AT&T Inc 4.4% 4/30/2031	6,496,000	6,386,733
AT&T Inc 4.75% 5/15/2046	10,000,000	8,407,207
Comcast Corp 3.4% 4/1/2030	6,970,000	6,659,186
Comcast Corp 3.75% 4/1/2040	2,448,000	1,956,626
Comcast Corp 3.9% 3/1/2038	5,001,000	4,235,571
Comcast Corp 4.65% 7/15/2042	11,795,000	9,969,532
HUT 8 DC LLC 6.192% 11/15/2042 (i)	30,296,000	30,686,271
Space Exploration Technologies Corp 5.35% 7/15/2031 (i)	68,467,000	68,288,632
Space Exploration Technologies Corp 5.65% 7/15/2033 (i)	89,030,000	88,499,587
Verizon Communications Inc 4.78% 2/15/2035	5,482,000	5,302,687
		352,860,743
Entertainment - 0.0%
NBCUniversal Media LLC 5.95% 4/1/2041	6,541,000	6,772,035
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033	32,237,000	31,945,704
Meta Platforms Inc 5.25% 5/15/2036	24,563,000	24,389,625
		56,335,329
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	5,005,000	4,253,515
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	51,000,000	32,924,678
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	9,755,000	8,982,015
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,610,000	10,569,597
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	11,329,000	8,833,654
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	83,513,000	67,594,900
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	11,421,000	8,757,334
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	11,687,000	9,837,337
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	20,760,000	21,267,030
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	24,519,000	22,477,435
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	16,400,000	16,742,015
Time Warner Cable LLC 4.5% 9/15/2042	22,976,000	17,316,685
Time Warner Cable LLC 5.5% 9/1/2041	8,397,000	7,184,770
Time Warner Cable LLC 5.875% 11/15/2040	7,566,000	6,765,685
Time Warner Cable LLC 6.55% 5/1/2037	73,937,000	73,292,099
Time Warner Cable LLC 6.75% 6/15/2039	7,400,000	7,243,067
Time Warner Cable LLC 7.3% 7/1/2038	22,049,000	22,676,628
		346,718,444
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 11/15/2031	40,000,000	35,109,800
T-Mobile USA Inc 3.75% 4/15/2027	25,540,000	25,408,311
T-Mobile USA Inc 3.875% 4/15/2030	36,970,000	35,823,021
T-Mobile USA Inc 4.375% 4/15/2040	5,513,000	4,862,589
T-Mobile USA Inc 4.5% 4/15/2050	10,830,000	8,741,571
		109,945,292
TOTAL COMMUNICATION SERVICES		872,631,843
Consumer Discretionary - 0.4%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	17,500,000	17,263,822
General Motors Financial Co Inc 5.85% 4/6/2030	13,062,000	13,495,188
		30,759,010
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	7,113,000	7,054,264
McDonald's Corp 3.6% 7/1/2030	8,445,000	8,178,981
McDonald's Corp 4.2% 4/1/2050	4,263,000	3,413,953
		18,647,198
Household Durables - 0.0%
Toll Brothers Finance Corp 4.875% 3/15/2027	16,319,000	16,343,249
Specialty Retail - 0.3%
AutoNation Inc 3.85% 3/1/2032	21,966,000	20,521,577
AutoNation Inc 4.75% 6/1/2030	3,310,000	3,287,202
AutoZone Inc 4% 4/15/2030	22,128,000	21,571,612
Home Depot Inc/The 2.5% 4/15/2027	3,139,000	3,099,811
Lowe's Cos Inc 3.35% 4/1/2027	3,072,000	3,049,098
Lowe's Cos Inc 3.75% 4/1/2032	9,454,000	8,960,608
Lowe's Cos Inc 4.5% 4/15/2030	16,112,000	16,082,644
O'Reilly Automotive Inc 4.2% 4/1/2030	4,968,000	4,887,864
O'Reilly Automotive Inc 5.1% 3/12/2036	12,832,000	12,713,424
		94,173,840
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027	6,632,000	6,561,183
TOTAL CONSUMER DISCRETIONARY		166,484,480
Consumer Staples - 0.3%
Beverages - 0.1%
Molson Coors Beverage Co 3% 7/15/2026	48,345,000	48,318,051
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.8% 3/1/2030 (i)	28,803,000	28,888,798
Mars Inc 5% 3/1/2032 (i)	21,623,000	21,775,157
Mars Inc 5.2% 3/1/2035 (i)	17,973,000	18,044,467
Sysco Corp 3.25% 7/15/2027	11,011,000	10,887,762
		79,596,184
Food Products - 0.0%
Archer-Daniels-Midland Co 3.25% 3/27/2030	6,931,000	6,611,136
General Mills Inc 2.875% 4/15/2030	3,013,000	2,821,981
		9,433,117
Household Products - 0.0%
Kimberly-Clark Corp 3.1% 3/26/2030	1,764,000	1,677,069
TOTAL CONSUMER STAPLES		139,024,421
Energy - 1.8%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	7,402,000	7,187,282
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy Partners LP 5.35% 11/30/2036 (i)	18,401,000	18,306,806
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (i)	5,327,000	5,532,383
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (i)	14,358,000	15,074,030
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (i)	4,293,000	4,567,271
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (i)	7,728,000	8,224,853
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (i)	4,626,000	5,034,484
DCP Midstream Operating LP 5.125% 5/15/2029	15,661,000	15,836,609
DCP Midstream Operating LP 5.6% 4/1/2044	13,506,000	13,004,869
DCP Midstream Operating LP 6.45% 11/3/2036 (i)	10,621,000	11,272,179
Energy Transfer LP 3.75% 5/15/2030	27,891,000	26,858,964
Energy Transfer LP 4.95% 6/15/2028	18,799,000	18,896,722
Energy Transfer LP 5% 5/15/2050	6,115,000	5,175,522
Energy Transfer LP 5.25% 4/15/2029	10,158,000	10,293,580
Energy Transfer LP 5.25% 7/1/2029	11,564,000	11,728,899
Energy Transfer LP 5.6% 9/1/2034	20,000,000	20,411,542
Energy Transfer LP 5.8% 6/15/2038	10,481,000	10,691,475
Hess Corp 7.125% 3/15/2033	4,791,000	5,384,652
Hess Corp 7.3% 8/15/2031	6,610,000	7,358,169
Hess Corp 7.875% 10/1/2029	20,178,000	22,117,159
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	1,645,000	1,764,626
MPLX LP 2.65% 8/15/2030	9,000,000	8,284,390
MPLX LP 4.8% 2/15/2029	5,370,000	5,381,554
MPLX LP 4.95% 9/1/2032	30,925,000	30,761,527
MPLX LP 5.5% 2/15/2049	16,108,000	14,844,822
Occidental Petroleum Corp 5.55% 10/1/2034	27,742,000	28,378,180
Occidental Petroleum Corp 6.2% 3/15/2040	7,169,000	7,438,668
Occidental Petroleum Corp 6.45% 9/15/2036	15,883,000	17,038,438
Occidental Petroleum Corp 6.6% 3/15/2046	20,892,000	22,300,581
Occidental Petroleum Corp 7.5% 5/1/2031	29,749,000	32,920,214
ONEOK Inc 4.25% 9/24/2027	10,175,000	10,137,207
ONEOK Inc 4.4% 10/15/2029	10,640,000	10,525,065
ONEOK Inc 4.75% 10/15/2031	20,697,000	20,458,472
Ovintiv Inc 5.15% 11/15/2041	5,000,000	4,377,629
Ovintiv Inc 8.125% 9/15/2030	13,383,000	14,902,471
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	5,964,000	5,741,290
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	15,976,000	15,329,377
Rio Grande LNG LLC 5.25% 6/30/2031 (i)	7,901,000	7,899,663
Rio Grande LNG LLC 5.5% 1/30/2034 (i)	10,059,000	10,006,299
Rio Grande LNG LLC 5.75% 6/30/2036 (i)	22,867,000	22,786,726
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	33,855,000	33,527,576
Shell Finance US Inc 4.375% 5/11/2045	6,392,000	5,438,596
Targa Resources Corp 4.35% 1/15/2029	10,769,000	10,687,233
Targa Resources Corp 4.35% 4/15/2031	12,653,000	12,360,764
Targa Resources Corp 4.9% 9/15/2030	14,983,000	15,015,935
Targa Resources Corp 5.65% 2/15/2036	36,079,000	36,674,893
Western Gas Partners LP 4.5% 3/1/2028	3,100,000	3,086,176
Western Gas Partners LP 4.75% 8/15/2028	5,504,000	5,492,328
Western Gas Partners LP 5.7% 7/1/2036	31,979,000	32,036,540
Western Gas Partners LP 6.35% 1/15/2029	13,343,000	13,802,662
Williams Cos Inc/The 2.6% 3/15/2031	5,542,000	5,015,212
Williams Cos Inc/The 3.5% 11/15/2030	45,537,000	43,225,897
Williams Cos Inc/The 4.65% 8/15/2032	32,200,000	31,719,331
Williams Cos Inc/The 5.3% 8/15/2052	7,294,000	6,661,554
		781,792,064
TOTAL ENERGY		788,979,346
Financials - 8.1%
Banks - 3.0%
Bank of America Corp 2.299% 7/21/2032 (d)	80,000,000	70,669,805
Bank of America Corp 2.972% 2/4/2033 (d)	17,500,000	15,796,297
Bank of America Corp 3.419% 12/20/2028 (d)	23,187,000	22,799,418
Bank of America Corp 3.705% 4/24/2028 (d)	58,915,000	58,515,549
Bank of America Corp 4.271% 7/23/2029 (d)	2,000,000	1,984,224
Bank of America Corp 4.376% 4/27/2028 (d)	40,000,000	39,957,632
Bank of America Corp 5.015% 7/22/2033 (d)	50,000,000	50,074,163
Bank of America Corp 5.468% 1/23/2035 (d)	50,000,000	50,978,654
Citigroup Inc 3.785% 3/17/2033 (d)	17,500,000	16,444,975
Citigroup Inc 4.3% 11/20/2026	52,072,000	52,084,811
Citigroup Inc 4.412% 3/31/2031 (d)	45,100,000	44,451,833
Citigroup Inc 4.45% 9/29/2027	69,500,000	69,387,435
Citigroup Inc 4.91% 5/24/2033 (d)	47,460,000	47,217,739
Citigroup Inc 6.174% 5/25/2034 (d)	21,587,000	22,526,101
Citizens Financial Group Inc 2.638% 9/30/2032	35,537,000	30,355,898
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	12,127,000	13,058,995
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	18,323,000	17,107,781
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	17,500,000	15,843,603
JPMorgan Chase & Co 4.203% 7/23/2029 (d)	3,000,000	2,974,318
JPMorgan Chase & Co 4.452% 12/5/2029 (d)	46,000,000	45,739,261
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	70,000,000	68,923,723
JPMorgan Chase & Co 4.898% 1/22/2037 (d)	75,200,000	73,228,572
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	29,723,000	30,058,615
JPMorgan Chase & Co 5.299% 7/24/2029 (d)	15,000,000	15,195,302
JPMorgan Chase & Co 5.336% 1/23/2035 (d)	50,000,000	50,746,465
JPMorgan Chase & Co 5.35% 6/1/2034 (d)	60,000,000	61,006,997
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	35,305,000	36,294,882
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	25,589,000	25,308,495
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	35,670,000	36,593,467
Synchrony Bank 5.625% 8/23/2027	26,739,000	27,018,066
Wells Fargo & Co 3.526% 3/24/2028 (d)	42,125,000	41,816,405
Wells Fargo & Co 4.478% 4/4/2031 (d)	60,800,000	60,144,699
Wells Fargo & Co 5.15% 4/23/2031 (d)	80,251,000	81,093,370
Wells Fargo & Co 5.389% 4/24/2034 (d)	30,000,000	30,457,368
Wells Fargo & Co 5.605% 4/23/2036 (d)	35,549,000	36,438,457
		1,362,293,375
Capital Markets - 2.8%
Ares Strategic Income Fund 5.45% 9/9/2028	24,383,000	24,144,606
Ares Strategic Income Fund 5.55% 4/15/2031	40,000,000	38,813,673
Ares Strategic Income Fund 5.7% 3/15/2028	29,673,000	29,628,688
Ares Strategic Income Fund 5.8% 9/9/2030	19,729,000	19,435,743
Athene Global Funding 5.339% 1/15/2027 (i)	56,732,000	56,938,204
Athene Global Funding 5.583% 1/9/2029 (i)	36,667,000	37,194,427
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5734% 4/19/2027 (c)(d)(i)	42,730,000	42,801,003
Blackstone Private Credit Fund 2.625% 12/15/2026	30,000,000	29,674,095
Blackstone Private Credit Fund 7.3% 11/27/2028	42,550,000	43,901,359
Equitable America Global Funding 5.125% 6/15/2031 (i)	84,787,000	85,085,722
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	39,755,000	35,135,971
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	47,500,000	43,022,596
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	21,000,000	20,821,297
Goldman Sachs Group Inc/The 3.8% 3/15/2030	67,720,000	65,535,412
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (d)	3,000,000	2,712,961
Goldman Sachs Group Inc/The 5.15% 5/22/2045	9,000,000	8,201,716
Goldman Sachs Group Inc/The 6.75% 10/1/2037	30,816,000	33,606,017
HPS Corporate Lending Fund 5.45% 1/14/2028	77,521,000	77,222,477
Moody's Corp 3.25% 1/15/2028	10,681,000	10,518,484
Moody's Corp 3.25% 5/20/2050	9,704,000	6,516,433
Morgan Stanley 2.943% 1/21/2033 (d)	17,500,000	15,735,844
Morgan Stanley 3.622% 4/1/2031 (d)	41,803,000	40,033,443
Morgan Stanley 4.21% 4/20/2028 (d)	40,000,000	39,917,052
Morgan Stanley 4.431% 1/23/2030 (d)	54,318,000	53,821,728
Morgan Stanley 4.493% 1/16/2032 (d)	34,677,000	34,002,955
Morgan Stanley 4.809% 4/16/2032 (d)	12,015,000	11,921,597
Morgan Stanley 5.192% 4/17/2031 (d)	26,943,000	27,226,849
Morgan Stanley 5.25% 4/21/2034 (d)	50,000,000	50,314,764
Morgan Stanley 5.424% 7/21/2034 (d)	47,424,000	48,159,638
Morgan Stanley 5.664% 4/17/2036 (d)	21,369,000	21,937,228
Morgan Stanley 6.342% 10/18/2033 (d)	58,000,000	61,833,254
Morgan Stanley 6.627% 11/1/2034 (d)	50,000,000	54,258,276
MSCI Inc 5.15% 3/15/2036	8,619,000	8,343,032
MSCI Inc 5.25% 9/1/2035	42,087,000	41,196,475
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	15,343,000	15,518,275
		1,235,131,294
Consumer Finance - 0.9%
Ally Financial Inc 4.75% 6/9/2027	60,000,000	60,135,712
Ally Financial Inc 7.1% 11/15/2027	37,620,000	38,735,589
Capital One Financial Corp 3.273% 3/1/2030 (d)	32,130,000	30,941,481
Capital One Financial Corp 3.65% 5/11/2027	57,194,000	56,838,241
Capital One Financial Corp 4.1% 2/9/2027	5,722,000	5,713,664
Capital One Financial Corp 5.247% 7/26/2030 (d)	40,470,000	40,898,858
Capital One Financial Corp 5.468% 2/1/2029 (d)	26,778,000	27,110,736
Ford Motor Credit Co LLC 4.97% 4/6/2029	8,515,000	8,428,505
Ford Motor Credit Co LLC 5.73% 9/5/2030	40,000,000	40,219,162
Stellantis Financial Services US Corp 5.4% 6/15/2029 (i)	19,565,000	19,495,827
Stellantis Financial Services US Corp 5.8% 6/15/2031 (i)	28,291,000	27,961,353
Synchrony Financial 3.95% 12/1/2027	30,327,000	30,019,295
Toyota Motor Credit Corp 3.375% 4/1/2030	9,583,000	9,173,518
		395,671,941
Financial Services - 0.5%
Corebridge Financial Inc 3.65% 4/5/2027	33,012,000	32,797,656
Corebridge Financial Inc 3.85% 4/5/2029	13,061,000	12,764,688
Corebridge Financial Inc 3.9% 4/5/2032	31,447,000	29,508,914
Corebridge Financial Inc 4.35% 4/5/2042	3,537,000	2,983,290
Corebridge Financial Inc 6.05% 9/15/2033	10,459,000	10,928,125
Equitable Holdings Inc 4.572% 2/15/2029 (i)	7,172,000	7,094,459
Jackson Financial Inc 3.125% 11/23/2031	5,636,000	5,046,492
Jackson Financial Inc 5.17% 6/8/2027	14,655,000	14,713,067
Jackson Financial Inc 5.67% 6/8/2032	27,163,000	27,351,359
Mastercard Inc 3.3% 3/26/2027	3,028,000	3,009,469
Mastercard Inc 3.35% 3/26/2030	4,213,000	4,050,560
Pine Street Trust II 5.568% 2/15/2049 (i)	29,500,000	27,402,737
Sammons Financial Group Inc 5.95% 6/15/2036 (i)	22,319,000	22,354,351
Sixth Street Lending Partners 6.125% 7/15/2030	26,655,000	26,802,640
		226,807,807
Insurance - 0.9%
AFLAC Inc 3.6% 4/1/2030	9,937,000	9,586,766
Five Corners Funding Trust II 2.85% 5/15/2030 (i)	48,444,000	45,097,938
Grand River Funding Trust I 6.311% 2/15/2036 (i)	33,234,000	33,335,040
Hartford Insurance Group Inc/The 2.8% 8/19/2029	7,704,000	7,283,129
Jackson National Life Global Funding 5.25% 6/16/2031 (i)	52,527,000	52,451,136
Liberty Mutual Group Inc 3.951% 10/15/2050 (i)	4,626,000	3,438,409
Liberty Mutual Group Inc 4.569% 2/1/2029 (i)	19,896,000	19,789,883
Liberty Mutual Group Inc 5.25% 5/1/2036 (i)	19,536,000	19,308,615
Lincoln National Corp 3.4% 1/15/2031	22,645,000	21,282,515
Marsh & McLennan Cos Inc 4.375% 3/15/2029	19,688,000	19,610,668
Marsh & McLennan Cos Inc 4.75% 3/15/2039	9,035,000	8,546,893
New York Life Insurance Co 3.75% 5/15/2050 (i)	7,429,000	5,484,957
Northwestern Mutual Life Insurance Co/The 6.063% 3/30/2040 (i)	2,000	2,056
Pacific LifeCorp 5.125% 1/30/2043 (i)	15,610,000	14,415,749
Progressive Corp/The 3.2% 3/26/2030	3,815,000	3,637,169
Prudential Financial Inc 6% 9/1/2052 (d)	55,017,000	55,959,331
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (i)	16,941,000	11,346,114
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (i)	29,277,000	25,941,713
Unum Group 4% 6/15/2029	21,076,000	20,623,747
Unum Group 4.046% 8/15/2041 (i)	1,392,000	1,126,078
Unum Group 5.75% 8/15/2042	27,888,000	27,652,866
		405,920,772
TOTAL FINANCIALS		3,625,825,189
Health Care - 1.4%
Biotechnology - 0.2%
AbbVie Inc 3.2% 11/21/2029	17,500,000	16,756,960
Amgen Inc 1.65% 8/15/2028	65,000,000	61,255,488
Amgen Inc 5.15% 3/2/2028	20,069,000	20,260,247
		98,272,695
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (i)	40,000,000	39,807,745
Medline Borrower LP/Medline Co-Issuer Inc 5.25% 6/15/2033 (i)	19,845,000	19,727,385
		59,535,130
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028	32,380,000	30,769,800
Centene Corp 2.625% 8/1/2031	15,205,000	13,252,365
Centene Corp 3.375% 2/15/2030	17,480,000	16,291,081
Centene Corp 4.25% 12/15/2027	10,677,000	10,620,929
Centene Corp 4.625% 12/15/2029	30,530,000	29,615,512
Cigna Group/The 3.05% 10/15/2027	67,800,000	66,622,390
Cigna Group/The 4.375% 10/15/2028	29,050,000	28,929,657
Cigna Group/The 4.8% 8/15/2038	18,087,000	17,141,175
Cigna Group/The 5.4% 3/15/2033	30,000,000	30,758,635
CVS Health Corp 3% 8/15/2026	2,965,000	2,959,248
CVS Health Corp 3.625% 4/1/2027	7,479,000	7,435,482
CVS Health Corp 5% 1/30/2029	15,279,000	15,417,453
CVS Health Corp 5% 9/15/2032	12,070,000	12,096,877
CVS Health Corp 5.25% 1/30/2031	6,265,000	6,371,152
CVS Health Corp 5.45% 9/15/2035	20,000,000	20,258,724
HCA Inc 3.5% 9/1/2030	18,350,000	17,407,485
HCA Inc 3.625% 3/15/2032	4,185,000	3,895,647
HCA Inc 5.625% 9/1/2028	19,094,000	19,389,870
HCA Inc 5.875% 2/1/2029	21,003,000	21,484,717
Humana Inc 5.375% 4/15/2031	25,106,000	25,444,917
Sabra Health Care LP 3.2% 12/1/2031	39,949,000	36,225,375
Sabra Health Care LP 3.9% 10/15/2029	10,094,000	9,790,029
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	9,969,000	9,997,967
		452,176,487
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	6,362,000	6,528,799
Mylan Inc 4.55% 4/15/2028	6,911,000	6,867,589
		13,396,388
TOTAL HEALTH CARE		623,380,700
Industrials - 0.6%
Aerospace & Defense - 0.4%
Boeing Co 3.55% 3/1/2038	3,337,000	2,798,400
Boeing Co 5.15% 5/1/2030	6,621,000	6,701,719
Boeing Co 5.805% 5/1/2050	34,788,000	34,369,351
Boeing Co 5.93% 5/1/2060	12,640,000	12,433,664
Boeing Co 6.259% 5/1/2027	7,761,000	7,864,063
Boeing Co 6.298% 5/1/2029	11,086,000	11,540,953
Boeing Co 6.388% 5/1/2031	8,397,000	8,922,231
Boeing Co 6.528% 5/1/2034	8,987,000	9,777,083
Boeing Co 6.858% 5/1/2054	13,529,000	15,204,866
Boeing Co 7.008% 5/1/2064	12,768,000	14,520,321
		124,132,651
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,574,000	3,768,122
Carrier Global Corp 6.2% 3/15/2054	2,214,000	2,374,576
		6,142,698
Ground Transportation - 0.1%
CSX Corp 3.8% 4/15/2050	5,875,000	4,463,602
Uber Technologies Inc 4.15% 1/15/2031	20,008,000	19,537,532
Uber Technologies Inc 4.8% 9/15/2035	15,783,000	15,349,799
		39,350,933
Machinery - 0.0%
Deere & Co 3.1% 4/15/2030	9,897,000	9,405,480
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	3,641,000	3,672,346
Paychex Inc 5.35% 4/15/2032	5,068,000	5,128,378
Paychex Inc 5.6% 4/15/2035	3,958,000	3,999,386
Verisk Analytics Inc 4.45% 3/15/2031	5,721,000	5,601,962
		18,402,072
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.4% 3/24/2028 (i)	16,102,000	16,015,118
Sumisho Air Lease Corp 4.5% 3/24/2029 (i)	15,942,000	15,806,746
Sumisho Air Lease Corp 4.85% 3/24/2031 (i)	19,987,000	19,778,511
		51,600,375
TOTAL INDUSTRIALS		249,034,209
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.6%
Dell International LLC / EMC Corp 4.5% 2/15/2031	39,739,000	39,187,303
Dell International LLC / EMC Corp 4.75% 10/6/2032	26,492,000	26,179,166
Dell International LLC / EMC Corp 5% 2/15/2034	27,850,000	27,489,829
Dell International LLC / EMC Corp 5.1% 2/15/2036	41,980,000	41,378,630
Dell International LLC / EMC Corp 5.25% 2/1/2028	28,212,000	28,515,251
Dell International LLC / EMC Corp 5.25% 2/15/2037	35,536,000	34,982,955
Dell International LLC / EMC Corp 5.3% 10/1/2029	11,000,000	11,183,953
Dell International LLC / EMC Corp 6.1% 7/15/2027	9,944,000	10,103,299
Dell International LLC / EMC Corp 6.2% 7/15/2030	8,607,000	9,031,035
		228,051,421
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 1.95% 2/15/2028	7,184,000	6,911,756
Broadcom Inc 2.45% 2/15/2031	61,131,000	55,310,586
Broadcom Inc 2.6% 2/15/2033	61,131,000	53,139,182
Broadcom Inc 3.419% 4/15/2033	5,516,000	5,028,309
Broadcom Inc 3.5% 2/15/2041	43,849,000	35,035,404
		155,425,237
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	15,097,000	14,574,129
Oracle Corp 4.8% 9/26/2032	25,181,000	23,960,006
Oracle Corp 5.2% 9/26/2035	22,924,000	21,461,594
Oracle Corp 5.875% 9/26/2045	14,137,000	12,375,143
Oracle Corp 5.95% 9/26/2055	17,723,000	15,061,328
Oracle Corp 6.1% 9/26/2065	18,241,000	15,261,197
		102,693,397
TOTAL INFORMATION TECHNOLOGY		486,170,055
Materials - 0.2%
Chemicals - 0.1%
Celanese US Holdings LLC 7.35% 11/15/2028 (d)	11,633,000	12,115,188
Celanese US Holdings LLC 7.55% 11/15/2030 (d)	18,931,000	20,066,292
Celanese US Holdings LLC 7.7% 11/15/2033 (d)	11,063,000	11,820,076
		44,001,556
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027	36,803,000	36,847,362
Amrize Finance US LLC 4.7% 4/7/2028	26,383,000	26,419,451
		63,266,813
TOTAL MATERIALS		107,268,369
Real Estate - 2.2%
Diversified REITs - 0.3%
Piedmont Operating Partnership LP 2.75% 4/1/2032	6,300,000	5,394,378
Store Capital LLC 2.75% 11/18/2030	8,515,000	7,692,459
Store Capital LLC 4.625% 3/15/2029	8,847,000	8,748,720
VICI Properties LP 4.75% 2/15/2028	29,291,000	29,281,632
VICI Properties LP 4.75% 4/1/2028	6,730,000	6,723,632
VICI Properties LP 4.95% 2/15/2030	38,231,000	38,126,120
VICI Properties LP 5.125% 5/15/2032	10,549,000	10,462,264
VICI Properties LP 5.75% 4/1/2034	5,034,000	5,111,546
WP Carey Inc 3.85% 7/15/2029	6,097,000	5,959,132
		117,499,883
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 2% 5/18/2032	19,486,000	16,410,285
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	17,745,000	17,710,170
Healthcare Realty Holdings LP 3.1% 2/15/2030	6,066,000	5,708,933
Healthpeak OP LLC 3.25% 7/15/2026	2,733,000	2,731,827
Healthpeak OP LLC 3.5% 7/15/2029	3,125,000	3,016,986
Omega Healthcare Investors Inc 3.25% 4/15/2033	25,245,000	22,430,813
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,416,000	10,598,755
Omega Healthcare Investors Inc 3.625% 10/1/2029	26,970,000	25,867,543
Omega Healthcare Investors Inc 4.5% 4/1/2027	86,567,000	86,509,803
Omega Healthcare Investors Inc 4.75% 1/15/2028	28,933,000	28,921,958
Ventas Realty LP 2.5% 9/1/2031	53,031,000	47,176,337
Ventas Realty LP 3% 1/15/2030	35,454,000	33,445,488
Ventas Realty LP 4% 3/1/2028	10,351,000	10,247,970
Ventas Realty LP 4.375% 2/1/2045	3,802,000	3,199,205
Ventas Realty LP 4.75% 11/15/2030	41,973,000	41,788,702
		355,764,775
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	7,890,000	7,183,583
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	16,564,000	15,367,428
Boston Properties LP 4.5% 12/1/2028	18,628,000	18,515,057
Boston Properties LP 6.75% 12/1/2027	24,397,000	25,062,159
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,707,689
COPT Defense Properties LP 2.75% 4/15/2031	7,105,000	6,444,422
COPT Defense Properties LP 4.5% 10/15/2030	4,024,000	3,964,974
Hudson Pacific Properties LP 4.65% 4/1/2029	37,205,000	35,241,729
		107,303,458
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	20,195,000	19,725,703
Brandywine Operating Partnership LP 4.55% 10/1/2029	27,295,000	25,661,632
Brandywine Operating Partnership LP 8.3% 3/15/2028	33,242,000	34,615,526
CBRE Services Inc 2.5% 4/1/2031	23,518,000	21,115,553
Tanger Properties LP 2.75% 9/1/2031	18,732,000	16,838,882
Tanger Properties LP 3.125% 9/1/2026	16,602,000	16,564,950
Tanger Properties LP 3.875% 7/15/2027	28,881,000	28,692,699
		163,214,945
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031	3,169,000	2,803,344
American Homes 4 Rent LP 3.625% 4/15/2032	14,296,000	13,279,615
American Homes 4 Rent LP 4.3% 4/15/2052	9,909,000	7,830,182
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	21,143,000	20,122,104
Sun Communities Operating LP 2.3% 11/1/2028	7,110,000	6,741,128
Sun Communities Operating LP 2.7% 7/15/2031	18,176,000	16,360,287
		67,136,660
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.05% 7/1/2030	22,047,000	21,431,605
Brixmor Operating Partnership LP 4.125% 5/15/2029	24,028,000	23,672,311
Kite Realty Group LP 5.5% 3/1/2034	6,294,000	6,387,281
Kite Realty Group Trust 4.75% 9/15/2030	42,235,000	42,048,839
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	11,774,000	11,543,657
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	6,358,000	6,566,071
Realty Income Corp 2.2% 6/15/2028	3,445,000	3,296,827
Realty Income Corp 2.85% 12/15/2032	4,238,000	3,769,068
Realty Income Corp 3.25% 1/15/2031	4,502,000	4,233,646
Realty Income Corp 3.4% 1/15/2028	7,083,000	6,966,174
Regency Centers LP 3.7% 6/15/2030	25,000,000	24,119,412
Simon Property Group LP 2.65% 2/1/2032	30,000,000	26,798,152
		180,833,043
TOTAL REAL ESTATE		998,936,347
Utilities - 1.1%
Electric Utilities - 0.7%
AEP Texas Inc 5.2% 4/15/2036	8,488,000	8,372,013
Alabama Power Co 3.05% 3/15/2032	29,471,000	27,023,869
Cleco Corporate Holdings LLC 3.375% 9/15/2029	15,724,000	14,792,710
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,128,000	1,168,044
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	3,290,000	3,143,857
Duke Energy Corp 4.95% 9/15/2035	36,862,000	36,073,664
Duquesne Light Holdings Inc 2.532% 10/1/2030 (i)	10,574,000	9,472,763
Duquesne Light Holdings Inc 2.775% 1/7/2032 (i)	22,503,000	19,818,279
Exelon Corp 2.75% 3/15/2027	6,523,000	6,451,171
Exelon Corp 3.35% 3/15/2032	7,920,000	7,328,323
Exelon Corp 4.05% 4/15/2030	7,291,000	7,116,358
Exelon Corp 4.7% 4/15/2050	3,246,000	2,728,552
IPALCO Enterprises Inc 5.75% 4/1/2034	43,698,000	43,544,203
Southern Co/The 5.7% 3/15/2034	27,735,000	28,731,795
Southwestern Electric Power Co 5.2% 4/1/2036	13,758,000	13,576,346
Southwestern Electric Power Co 5.3% 4/1/2033	16,634,000	16,854,054
Vistra Operations Co LLC 4.55% 10/30/2028 (i)	6,226,000	6,185,869
Vistra Operations Co LLC 5% 4/30/2031 (i)	15,293,000	15,177,384
Vistra Operations Co LLC 5.25% 4/30/2033 (i)	16,214,000	16,094,009
Vistra Operations Co LLC 5.55% 4/30/2036 (i)	29,305,000	29,155,231
		312,808,494
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	19,673,000	17,549,118
AES Corp/The 3.95% 7/15/2030 (i)	42,717,000	40,920,515
AES Corp/The 5.2% 7/15/2029	6,182,000	6,217,084
		64,686,717
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co 3.7% 7/15/2030	4,149,000	4,008,636
NiSource Inc 2.95% 9/1/2029	40,740,000	38,693,473
NiSource Inc 3.6% 5/1/2030	22,835,000	21,918,156
NiSource Inc 4.75% 5/18/2031	12,604,000	12,552,513
Puget Energy Inc 4.1% 6/15/2030	25,767,000	24,938,647
Puget Energy Inc 4.224% 3/15/2032	27,319,000	26,222,151
		128,333,576
TOTAL UTILITIES		505,828,787
TOTAL UNITED STATES		8,563,563,746
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,111,405,807)		9,811,889,006

U.S. Government Agency - Mortgage Securities - 18.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.3%
Fannie Mae 3.5% 12/1/2036	189,683	183,191
Fannie Mae 3.5% 5/1/2036	143,104	138,603
Fannie Mae 6% 12/1/2054	6,767,184	7,049,889
Fannie Mae 6.5% 7/1/2054	2,669,449	2,797,994
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.398%, 5.571% 5/1/2033 (c)(d)	1,027	1,041
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (c)(d)	13,568	13,911
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (c)(d)	2,809	2,881
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.475%, 5.85% 5/1/2036 (c)(d)	19,702	20,199
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	1,743	1,781
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.534%, 5.784% 3/1/2036 (c)(d)	20,647	21,185
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	11,624	11,940
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (c)(d)	15,015	15,447
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6092%, 6.335% 5/1/2035 (c)(d)	16,934	17,392
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6287%, 6.245% 7/1/2035 (c)(d)	43,724	44,991
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (c)(d)	3,304	3,406
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (c)(d)	53,349	54,888
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.052% 3/1/2033 (c)(d)	7,109	7,270
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6784%, 6.072% 7/1/2043 (c)(d)	171,285	178,130
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 5.981% 5/1/2036 (c)(d)	10,183	10,491
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 5.962% 6/1/2042 (c)(d)	15,822	16,458
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7394%, 6.079% 3/1/2040 (c)(d)	26,643	27,696
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.08% 7/1/2035 (c)(d)	9,877	10,157
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (c)(d)	47,342	49,424
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.071% 1/1/2042 (c)(d)	56,789	59,298
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	5,172	5,394
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8048%, 6.392% 12/1/2040 (c)(d)	463,463	484,077
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (c)(d)	9,599	9,990
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (c)(d)	26,291	27,452
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.483% 7/1/2041 (c)(d)	10,460	10,921
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (c)(d)	8,651	9,041
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (c)(d)	3,062	3,200
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.338% 7/1/2037 (c)(d)	60,005	62,416
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (c)(d)	10,488	10,807
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2602%, 5.885% 8/1/2036 (c)(d)	56,897	58,810
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (c)(d)	19,406	20,029
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (c)(d)	14,355	14,772
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.129% 5/1/2035 (c)(d)	8,034	8,289
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.309% 7/1/2034 (c)(d)	6,038	6,204
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	11,801,560	10,567,344
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,506,061	1,271,828
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	16,103,522	14,454,630
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	3,571,620	3,198,097
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	31,787	28,532
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,482,585	1,253,914
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	16,047,219	13,439,275
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	6,873,353	6,154,533
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	22,211	19,888
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,507,361	1,273,880
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,539,479	1,299,038
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	24,482,043	18,775,736
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,572,086	1,325,656
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,655,169	1,283,345
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	6,144,233	5,515,105
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	6,023,315	5,516,510
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	4,996,844	4,032,452
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	4,744,251	4,088,665
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,224	14,001
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	8,496,937	6,952,617
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,475,851	1,192,857
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	457,530	369,798
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	20,321,855	16,609,302
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	13,208,737	10,560,382
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,603,917	7,021,332
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	74,785	59,791
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	62,511	50,052
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,054,664	5,225,123
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,778,940	4,123,358
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	4,733,633	3,843,709
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	947,771	765,147
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	937,979	758,122
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	26,184,244	21,367,974
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	16,554,546	13,468,154
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,646,536	1,338,016
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,678,142	1,463,700
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,621	11,844
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	960,399	775,041
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	756,825	614,542
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	96,116	76,845
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	14,019,055	11,387,851
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	9,838,089	7,997,749
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,387,148	4,399,616
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	2,720,189	2,677,796
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,615	12,684
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	487,361	396,346
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	52,402	42,420
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,710	10,288
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	88,082	71,303
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,152,016	940,117
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	739,561	644,133
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	50,332,332	40,618,182
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,566,680	1,263,331
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,069,069	862,071
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	4,630,310	3,701,932
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	82,913	66,289
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	528,615	460,322
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,036	13,876
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	5,636,249	4,876,783
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	35,286,835	28,531,605
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	3,514,318	2,863,510
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,599,375	2,094,446
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,845,511	1,491,634
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	214,338	173,373
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	63,144	51,076
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	819,476	662,597
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	421,242	343,759
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	866,821	700,608
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,756,046	1,684,973
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,239,767	3,610,001
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,227,062	1,046,714
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	966,077	824,088
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	654,440	558,253
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	21,277,716	17,977,534
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	187,341	182,737
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	18,215	17,767
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,725,630	1,657,982
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	186,101	178,904
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	49,542	47,626
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	27,297	26,227
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	5,075	4,879
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	28,350	27,068
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,049,857	2,587,307
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	242,361	236,880
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,108,242	1,064,780
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	57,471	55,218
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	54,063	51,875
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	447,229	427,011
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	4,717	4,514
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	8,967,023	7,987,681
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	5,556,961	4,954,867
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,745,781	3,340,723
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,194,416	1,065,829
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,146,010	1,024,415
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,093,282	978,044
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	9,968,455	8,456,610
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,599,031	6,446,540
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	3,112,620	2,986,651
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	85,615	81,702
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	19,407	18,520
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	8,210,574	7,869,062
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	14,049,688	11,962,777
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	74,950	63,536
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	929,382	892,928
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	3,490,055	3,129,221
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	2,854,699	2,555,005
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	688,366	586,763
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	17,538	16,755
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,108,240	999,491
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	981,055	885,961
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	4,599,657	3,902,059
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	5,538,016	4,710,219
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,669,332	1,602,945
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	7,184,001	6,624,081
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	3,308,694	2,964,142
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,179,710	1,051,557
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	69,569,135	58,778,934
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	23,023,379	19,761,820
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,052,190	6,020,099
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	5,881,126	4,989,177
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,095,199	938,338
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	180,465	174,001
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	785,663	708,068
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,153,812	1,034,033
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	878,049	790,815
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	183,319	163,829
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	67,342	60,126
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	26,517,199	22,619,823
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	25,279,797	21,358,890
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	13,571,500	11,589,546
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	27,898,653	23,806,955
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	27,489,525	23,191,526
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	4,416,127	3,771,205
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	3,298,803	2,821,176
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,331,147	2,085,995
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	922,087	827,063
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,181,458	1,136,389
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	256,937	247,404
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	15,968,712	13,516,909
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	27,292,589	23,127,729
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	21,992,327	18,636,289
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	21,185,727	17,952,777
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	13,454	13,123
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	466,438	448,147
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	7,544,343	6,736,922
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	3,420,243	2,927,171
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	91,712	88,520
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,547,198	1,414,927
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	331,207	302,284
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	220,695	202,261
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	183,393	167,190
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	174,358	159,493
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	157,988	144,201
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	140,283	127,677
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	135,163	123,628
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	109,961	100,203
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	91,476	84,099
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	56,198	51,866
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	40,445	37,146
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	32,962	30,138
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,938	27,252
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,080	26,748
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,298	26,687
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,464	25,009
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,440	23,181
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,306	22,249
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,277	21,217
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,821	20,830
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,293	19,445
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,619	18,823
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,852	9,848
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	129,136	118,671
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	6,794,655	5,976,561
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,147,325	1,007,391
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	420,493	369,076
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	15,498	13,603
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	141,338	128,824
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,171	2,915
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	2,618,543	2,347,451
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	5,561,426	4,886,602
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	7,036,891	6,172,038
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	544,015	529,551
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	771,287	706,164
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	118,724	108,444
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	79,823	73,050
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	55,678	50,571
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	27,019	24,740
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	23,637	21,734
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	23,667	21,577
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	21,527	19,912
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	20,953	19,010
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,845	8,093
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,259,865	2,922,379
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,175,514	2,846,761
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,326,680	1,168,188
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,851,812	15,858,611
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,552,168	15,504,662
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	9,488,547	8,393,544
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	96,504	85,668
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	69,678	61,854
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	6,940	6,838
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,556,571	3,451,011
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,526,166	1,481,408
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	422,460	386,941
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	177,419	161,897
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	103,995	95,078
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	76,421	69,417
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	69,091	63,096
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	67,998	61,880
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	66,287	60,599
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	64,981	59,337
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	60,318	55,211
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	30,095	27,758
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,021	21,081
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	20,426	18,687
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,109	13,717
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,739	13,454
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,308	12,252
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,143	8,429
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,066	5,537
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,057	4,619
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	19,958	17,957
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	19,323	17,057
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	12,263,098	10,786,589
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	6,111,114	5,369,591
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,120,660	3,642,550
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,937,263	1,711,277
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	895,085	876,286
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	42,506	41,732
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	61,265	59,133
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	379,485	369,974
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,166,221	1,062,980
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	854,090	778,498
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	651,670	595,845
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	509,780	465,191
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	405,840	370,053
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	221,841	202,251
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	211,489	193,426
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	191,803	174,539
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	121,136	111,001
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	99,896	91,138
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	79,948	72,562
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	51,773	47,054
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,729	15,190
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,913	13,617
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,783	7,093
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,773	6,351
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	7,611,819	6,761,939
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	5,818,880	5,174,642
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (e)	21,697,977	19,126,168
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	5,542,910	4,885,923
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	356,353	314,116
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	129,590	125,597
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	355,539	325,075
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	91,641	83,625
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	62,556	57,050
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	27,225	24,797
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	21,047	19,198
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	15,202	13,869
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,357	11,280
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	96,315	87,077
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	259,791	235,632
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	103,745	93,180
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,149,566	1,030,554
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	9,987,260	8,766,042
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	9,517,283	8,445,731
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	8,079,521	7,091,576
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	5,130,142	4,558,951
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	301,500	273,754
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	229,090	208,950
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	49,472	45,144
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	47,729	43,451
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	44,399	40,495
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	41,521	37,844
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	15,959	14,548
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	15,878	14,456
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,092	8,286
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	1,073,307	965,737
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	41,150	36,568
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	8,039,983	7,149,835
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,141,356	1,039,140
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	928,786	847,150
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	142,369	129,783
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	84,839	77,347
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	65,239	59,408
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	58,738	53,509
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	33,605	30,643
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	17,068	15,567
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,025	13,620
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,494	1,365
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,423,497	1,282,584
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	97,348	88,249
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	52,580	48,151
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,055,498	949,473
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	13,356,143	11,856,547
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	20,494	18,544
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	14,609	13,290
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,646	10,592
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,616	9,629
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	900,164	820,633
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	100,752	91,033
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	6,086,925	5,397,793
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	28,140,688	24,805,240
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	13,143,881	11,610,613
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	4,615,361	4,104,371
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	3,616,494	3,194,621
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	2,884,392	2,576,764
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,077,884	1,052,515
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	12,693	11,927
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	221,103	202,481
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	48,546	44,332
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	3,988,360	3,623,540
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	22,397	20,376
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	16,980	15,561
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	538,988	487,841
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	495,534	448,265
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	9,403,538	8,415,320
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	3,940,992	3,497,275
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	32,294	31,727
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	616,779	561,022
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	271,811	247,057
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	35,718	32,438
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	2,860,424	2,573,943
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	270,918	243,883
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	106,831	95,694
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	14,075,433	12,468,686
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	247,613	216,871
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	80,486	70,946
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	5,648,187	5,001,666
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	42,418	37,271
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	13,079,275	11,599,239
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	2,379,650	2,308,896
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	737,188	672,526
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	114,272	103,904
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	97,635	88,632
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	41,699	37,962
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	5,072	4,615
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	94,844	83,603
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	20,722	18,130
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	13,493	12,708
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	165,433	153,695
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	77,821	72,210
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	27,789	26,674
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	15,788	14,903
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	750,992	704,162
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	120,252	112,740
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	7,024,452	6,514,240
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	110,376	102,359
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	44,968	41,702
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	10,433	9,675
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	454	422
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,349,903	3,108,681
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	2,043,969	1,871,875
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	3,151	3,055
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2035	112,408	108,323
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	22,881	21,591
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,481,270	1,389,365
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	528,970	498,377
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	497,037	466,191
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	140,001	131,318
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	84,617	79,389
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	39,169	36,887
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	23,394	21,920
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	4,081	3,829
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	365,618	339,917
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	231,790	215,099
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,038,951	2,820,120
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	7,528	6,965
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	2,156,593	1,972,320
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	3,524	3,316
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	237,230	221,845
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	155,969	146,115
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	76,270	71,416
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	70,745	66,054
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	44,129	41,371
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	22,847	21,376
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	65,876	61,747
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	21,002	19,489
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	4,664	4,331
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	41,867,994	38,910,012
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	235,799	215,651
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	101,934	93,160
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	86,003	78,600
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	11,846	11,163
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	179,531	168,767
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	104,227	97,944
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	37,403	34,974
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	19,027	17,743
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	51,087	47,768
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,644,602	1,525,149
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	460,171	426,747
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	773,803	715,664
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	264,096	246,761
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	102,186	95,766
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	58,394	54,447
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	12,531	11,621
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	44,800	41,042
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	3,936,106	3,599,780
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	289,480	271,062
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	289,907	270,798
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	6,883,018	6,279,834
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	174,156	166,949
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	327,296	307,246
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	217,820	204,476
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	16,489	15,463
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	3,971	3,736
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,310,875	1,226,421
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	754,747	705,688
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	133,007	124,540
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	92,891	86,775
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	29,306	27,455
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	2,156,430	2,000,830
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	592,202	549,301
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	4,366	4,016
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	442,712	405,161
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	100,931	96,754
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	638,463	600,028
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	92,877	86,951
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	4,661	4,380
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	3,393	3,188
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,050,543	982,520
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	600,267	561,585
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	19,503	18,178
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	9,412	8,855
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,058,716	982,107
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	910,633	833,392
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	29,094	26,626
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	115,808	111,015
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	696,663	654,314
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	29,562	27,758
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	16,361	15,345
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	956,242	894,398
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	14,641	13,743
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	14,006,698	12,879,913
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	44,300	41,531
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	3,697	3,471
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	91,904	85,824
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	2,661,646	2,469,984
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	1,601,847	1,486,500
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	181,789	168,699
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	8,586,964	8,053,808
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	2,868,894	2,624,654
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	4,170,353	3,825,742
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	822,717	771,906
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	205,817	193,597
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	122,964	115,181
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	919,847	863,948
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	116,490	109,304
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	21,947	20,538
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	3,653	3,421
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	40,147	37,399
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	467,404	433,747
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	15,421	14,310
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	9,645,186	8,878,310
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	515,985	469,477
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	258,624	236,606
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	3,066,050	2,789,695
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	7,164	6,881
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	338,405	317,258
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	317,487	297,834
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	167,824	157,298
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	111,416	104,464
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	102,530	96,525
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	62,608	58,917
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	58,321	54,702
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	30,162	28,282
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	29,010	27,292
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	776,058	721,805
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	23,581	21,924
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	5,635,836	5,226,759
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	9,786	9,081
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,992,076	1,850,497
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	55,464	51,297
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	1,783,660	1,628,466
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	359,619	329,004
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	28,447	26,017
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	15,680	14,340
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	4,662,178	4,287,123
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	18,934	17,873
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	49,862	46,995
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	23,584	22,651
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,627,882	2,539,186
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	336,168	324,459
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	109,323	105,555
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	102,976	99,487
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	71,309	68,936
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	44,129	42,615
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	28,420	27,438
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	22,828	22,035
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,686	12,295
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,483	12,065
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,963	10,613
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,081	8,793
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,328	8,047
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	7,892	7,620
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	1,674,843	1,617,418
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	120,169	115,849
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	82,615	79,457
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	4,358	4,315
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	237,646	229,185
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	127,487	122,511
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	975,384	932,903
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	252,311	241,780
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	54,553	51,773
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	378,088	365,634
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	81,940	79,164
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	265,028	256,242
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	151,348	145,943
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	80,576	78,045
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	51,826	50,089
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	32,924	31,843
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	19,091	18,489
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	17,275	16,726
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	933	901
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,412,177	1,363,042
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	916,210	884,086
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	56,839	54,790
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	25,067	24,213
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,228	16,632
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	5,009	4,895
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	469,874	453,548
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	153,556	147,309
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	52,269	49,880
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	2,647,268	2,522,293
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	10,468,333	9,918,521
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2038	240,839	232,969
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,364,866	2,285,307
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	302,922	292,924
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	218,999	212,090
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	199,001	192,073
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	186,215	179,606
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	175,405	169,404
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	169,416	163,849
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	150,075	145,036
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	144,685	139,480
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	130,032	125,506
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	127,652	123,446
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	123,748	119,386
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	113,556	109,753
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	86,934	83,820
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	84,072	81,036
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	73,556	71,234
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	71,682	69,282
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	66,545	64,139
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	59,165	57,034
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	48,763	47,369
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,809	35,342
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,021	30,948
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	25,385	24,518
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	21,773	21,066
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	21,042	20,401
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,366	10,990
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,972	2,866
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	795	769
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	1,748,253	1,687,491
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	468,768	452,326
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	384,278	370,626
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	19,054	18,327
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	32,321	31,186
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	586,719	560,815
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052 (b)	9,292,092	8,775,021
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038	463,754	448,673
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039	234,484	226,498
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	452,734	437,130
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	80,338	77,670
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	71,163	68,757
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	33,487	32,332
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,833	13,440
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,038	12,626
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,176	10,829
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,345	9,951
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,291	8,972
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,601	6,383
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,637	4,477
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,790	3,672
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,265	3,156
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,035	2,933
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,394	1,347
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	614	594
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	322,249	310,598
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	195,758	188,797
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	36,878	35,581
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	24,700	23,818
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	54,736	52,826
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	63,323	60,866
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	608,024	582,580
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	89,993	86,214
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	465,236	445,985
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	230,260	219,804
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,557	9,119
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	454,564	431,826
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,145,722	2,073,517
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	132,411	127,943
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	35,482	34,276
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	14,044	13,531
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,826	10,454
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	9,395	9,072
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,251	7,975
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,377	7,127
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	1,524	1,472
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,162,505	1,120,916
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	215,272	207,146
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	108,632	104,950
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	48,426	47,049
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	38,389	37,120
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	32,710	31,509
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,304	9,924
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,645	4,477
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	12,681	12,129
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	294,970	281,137
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	514,283	487,754
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	18,275	17,361
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	29,557	28,821
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	861,370	834,060
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	327,988	317,503
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	72,548	70,273
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	129,527	125,524
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	54,666	52,677
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	50,234	48,489
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	29,506	28,494
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	22,323	21,564
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	19,879	19,160
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,140	10,803
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	6,965	6,735
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	6,526	6,304
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,204	3,092
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,709	1,653
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	999,780	963,076
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	132,835	128,171
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	102,802	99,037
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	96,002	92,525
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	81,098	78,174
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	52,265	50,418
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,991	21,219
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	2,304,927	2,214,804
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	812,420	779,607
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	147,727	141,673
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,812,745	1,737,886
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	120,408	114,879
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	863,402	832,816
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	289,352	279,052
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	278,082	268,257
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	173,582	167,327
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	130,487	125,722
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	57,083	54,894
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	49,493	47,634
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	45,082	43,442
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	32,193	31,181
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,286	18,585
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	404,532	388,715
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	138,502	132,507
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	106,243	101,527
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	2,415,541	2,297,732
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	593,345	563,295
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	546,256	518,590
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,522,279	2,382,712
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039	217,385	210,133
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	2,445,571	2,328,590
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	989,943	939,806
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	560,836	542,639
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	429,977	416,385
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,186	1,152
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	237,261	229,145
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	197,516	189,851
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	18,218	17,512
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	302,893	289,777
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	1,934,408	1,848,398
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	55,135	53,593
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,590	3,484
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	1,005	973
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	43,473	41,868
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	27,257	26,171
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	2,994,236	2,854,753
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,593,204	1,515,501
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,343,891	1,278,348
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	110,352	106,636
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	10,442	10,106
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	9,655	9,366
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	83,327	80,064
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	27,894	26,781
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	23,603	22,656
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	326,241	311,830
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	199,668	191,378
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	197,632	188,678
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038	307,506	298,727
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	564,129	547,722
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	51,759	50,254
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	53,129	51,283
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	25,296	24,416
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	63,560	61,319
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	27,199	26,173
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	23,117	22,284
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	15,402	14,920
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	6,470	6,248
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	13,701	13,148
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	3,538,408	3,373,575
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	28,348	26,974
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	43,928	42,874
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	3,683	3,660
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	19,947	19,684
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	461,246	449,425
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	64,097	62,454
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	42,252	41,248
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	28,937	28,096
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	26,909	26,645
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,029	2,985
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	1,313,114	1,294,363
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	185,559	180,803
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	6,857	6,695
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	5,672,804	5,495,950
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	3,057	3,036
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	432,718	428,705
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	27,950	27,676
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	16,878	16,716
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	133,019	131,689
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	7,557	7,500
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	3,409,068	3,375,444
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	96,466	95,315
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	176,224	174,016
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	30,871	30,378
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	320,656	317,435
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	63,326	61,782
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	19,709	19,204
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	47,900	47,602
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	12,208	12,131
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	262,292	259,895
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	54,678	54,132
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	53,747	53,245
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,681	8,595
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	7,663	7,589
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	293,754	290,026
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	11,571	11,409
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	22,574	22,230
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	5,834	5,765
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	160,998	157,475
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2047	27,937	27,273
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	13,348	13,270
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	634,786	628,613
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	14,879	14,731
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	11,475	11,361
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,109	1,099
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	464,658	458,046
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	887,203	878,342
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	235,702	229,661
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	175,367	170,872
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	83,630	81,147
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	2,575,215	2,547,843
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	98,464	97,840
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,562	1,554
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	21,026	20,832
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	184,896	181,428
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	148,400	145,385
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	148,427	145,133
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	36,333	35,527
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	264,240	257,467
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	56,540	55,038
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,678,390	1,667,482
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	466,324	463,365
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	302,412	300,524
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	8,457	8,379
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	635	629
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	67,252	66,420
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	17,334	17,158
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,807	1,789
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	110,410	109,501
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	53,614	52,901
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	54,742	53,860
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	172,099	168,280
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	150,035	146,565
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	94,153	91,857
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	42,618	41,698
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	37,192	36,367
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	33,202	32,465
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	180,262	175,473
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	273	272
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	4,577,577	4,528,923
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,788	3,753
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	8,895	8,810
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	102,823	101,766
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	10,156	10,053
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	129,247	126,096
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	51,314	50,176
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	23,400	22,881
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,334,016	1,319,420
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,562	1,548
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	1,615,899	1,599,613
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	458,399	455,332
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	486,881	479,955
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	148,934	146,141
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	29,351	28,755
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,393,564	2,340,448
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	72,802	71,187
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	41,622	40,607
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	24,260	23,722
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	4,448	4,423
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,944	1,936
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	341,670	338,534
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	46,751	46,330
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	13,634	13,510
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,475	7,404
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,908	1,891
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	10,590	10,464
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	15,674	15,486
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	74,690	73,724
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	2,051,305	2,005,784
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	303,051	295,663
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	62,509	62,136
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	34,459	34,246
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,493	30,309
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,165	23,018
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,985	16,881
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,475	10,411
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,162	10,099
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,252	5,221
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,209	5,181
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,455	2,440
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	8,329	8,283
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,479,952	3,441,877
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	310,204	307,142
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,169	3,140
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,094	3,066
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,086	2,066
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,334	1,322
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	35,170	34,826
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	10,005	9,884
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	9,335	9,199
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	15,996	15,606
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	73,696	73,241
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	34,713	34,497
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	33,194	32,988
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	26,992	26,826
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,541	12,461
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,175	11,105
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	172,412	171,229
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	72,340	71,880
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	4,396	4,368
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	18,098	17,938
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	4,927	4,867
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	29,104	28,748
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	724,435	717,289
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	46,797	46,399
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	322,143	314,289
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	74,541	72,630
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	2,853	2,860
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	7,623	7,654
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	580,341	582,876
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	16,206,662	16,177,954
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	10,745,058	10,705,877
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	2,130,455	2,137,612
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	8,503,900	8,488,836
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,683,469	5,657,416
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,111,895	5,106,035
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	6,520	6,549
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	5,999,316	5,986,814
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,469,010	1,473,953
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	586,600	591,070
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	259,366	260,338
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	749,999	737,304
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	439,784	432,339
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	27,501	27,595
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	749,001	736,568
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	116,549	117,061
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	30,620	30,752
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	30,317	30,448
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,239,378	2,242,409
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	12,005,287	11,802,066
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	3,845,533	3,780,437
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	474,296	466,267
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	470,295	462,335
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	3,646,707	3,658,749
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	537,846	539,654
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	54,798	55,039
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	46,105	46,304
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	33,111	33,250
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	21,788	21,869
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	830,858	831,982
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	10,999,997	10,813,794
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	2,627,696	2,583,733
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	55,649	55,807
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	924,368	927,899
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	15,791	15,857
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	9,343	9,384
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	43,857	44,048
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	12,507	12,562
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	23,186	23,290
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	15,883	15,953
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	45,989	46,155
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	21,551	21,648
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2056	1,100,778	1,082,144
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	9,699	9,742
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	52,095	52,269
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	18,003	18,068
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	11,979	12,034
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	13,698,721	13,738,668
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (d)	443,506	443,199
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	1,858,941	1,869,097
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	959,308	990,031
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	301,900	311,569
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,585,611	1,636,392
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,505,424	2,539,468
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	11,498,435	11,708,577
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	960,237	990,390
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2056	18,417,033	18,782,394
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	351,726	362,771
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	79,071	81,554
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	61,961	63,868
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	388,596	391,205
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	3,099,228	3,160,711
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	3,015,707	3,078,360
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	348,562	357,765
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	357,267	368,262
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	5,708,367	5,793,069
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	5,350,241	5,454,708
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	5,058,795	5,141,763
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2056	42,438,565	43,240,683
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	8,127,268	8,247,862
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	237,560	243,832
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	18,053,906	18,406,421
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	7,336,481	7,488,901
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.438% 5/1/2034 (c)(d)	23,164	23,535
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.373% 9/1/2033 (c)(d)	57,787	58,608
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (c)(d)	3,649	3,730
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (c)(d)	65	66
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.704% 12/1/2034 (c)(d)	10,646	10,885
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (c)(d)	9,008	9,214
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (c)(d)	1,375	1,403
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (c)(d)	1,989	2,039
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (c)(d)	3,623	3,751
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 2.5%, 6.625% 3/1/2036 (c)(d)	38,599	40,338
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	7,227	7,449
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	1,290	1,328
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	1,057,371	1,091,554
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	316,866	327,746
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	320,569	331,920
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	26,190	27,178
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	415,811	430,128
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	175,418	181,705
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	10,261,909	10,620,057
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	7,900,851	8,193,880
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	7,933,215	8,185,200
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	163,325	167,747
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	53,512	55,069
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	8,075	8,332
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	7,854	8,027
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	7,349	7,582
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,197	5,367
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,612	1,661
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,211	1,242
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	818	844
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	621	640
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	294	303
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	312,846	323,187
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	91,225	94,393
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2040	2,858,003	2,936,598
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2040	204,551	210,176
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	3,571,124	3,734,515
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	10,842,614	11,264,232
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	483,730	496,695
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	40,507	41,399
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	39,865	41,064
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	18,347	18,862
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	2,385	2,463
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,749	1,806
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	743	767
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	657	678
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	21,892	22,699
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	1,031	1,067
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	672	697
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	7,064,660	7,334,955
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,614,631	2,715,484
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,054,172	1,096,811
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	55,600	57,681
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	1,020	1,055
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	636	658
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	10,736,793	11,120,743
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,667,107	1,734,668
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	147,017	152,828
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	142,768	148,274
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	134,677	139,761
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2035	568	582
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	135,037	138,587
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	42,937	44,290
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	116,094	120,263
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	15,260	15,726
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	3,954	4,096
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	5,989,140	6,150,440
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	13,472,012	13,987,454
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	44,167	45,716
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	25,551,420	26,554,972
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	11,870,653	12,235,797
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	9,662,910	10,009,213
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	7,731,160	8,044,471
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	7,536,281	7,848,760
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	3,628,786	3,782,649
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	2,220	2,273
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	2,505	2,582
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	693	717
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	8,547	8,825
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	421,998	436,739
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	399,823	410,818
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	132,481	136,125
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	17,909,659	18,392,003
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	11,900,494	12,311,183
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	8,721,167	9,035,763
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	9,660,737	10,061,304
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	6,040,497	6,294,731
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	40,846	41,984
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	5,821	6,007
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,293	3,392
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	162	167
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	82	84
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	145,800	150,335
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	23,165	23,802
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	10,630,784	11,024,231
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	19,502,004	20,015,045
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	5,011,429	5,207,865
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	361,148	375,304
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	35,311,144	36,811,122
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	8,071,191	8,424,135
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	55,588	57,266
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	8,154	8,389
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	8,078	8,319
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,081	1,112
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	487	501
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	398	410
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	196	200
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	52,564	54,462
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	12,558	12,903
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	1,345,528	1,382,530
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	466,099	478,917
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	164,467	168,990
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	298,821	309,348
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	6,204,485	6,447,686
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,973,192	2,046,220
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	15,640,244	16,243,530
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	5,564,240	5,785,823
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	17,831,042	18,299,112
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	13,738,186	14,208,001
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	3,882,125	4,002,753
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	335,942	348,748
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	159,918	166,014
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	14,295	14,714
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	5,417	5,580
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	3,617	3,727
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,798	1,851
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	280	288
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	168	173
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	677,598	694,820
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2038	177	183
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	8,178,144	8,506,376
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	5,143,732	5,326,081
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	6,526	6,670
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	74,116	76,373
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	9,135	9,399
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,711	2,800
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,437	1,482
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,161	1,195
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	150	153
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	25,145	26,032
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	28,955	30,035
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	91,292	95,179
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	576	601
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	464	481
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	2,371,841	2,493,318
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	10,154	10,597
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	2,756	2,851
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	27,183	28,118
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,479	1,546
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	5,648,266	5,930,489
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,015,072	2,116,639
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	507	527
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	3,125	3,262
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	9,302,074	9,746,517
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	3,332,058	3,455,337
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	4,083,623	4,287,667
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	1,094	1,145
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	36,645,650	38,491,015
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	708,455	741,695
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,590	1,645
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	9,373,222	9,844,497
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	5,120,631	5,312,882
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	4,392,285	4,611,751
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	3,161,245	3,320,436
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	8,316	8,603
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,946	2,013
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,298	3,412
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	712	743
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	22,426,786	23,540,364
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	5,702,488	5,916,586
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,649,677	2,773,791
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	3,884,643	4,083,904
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	5,908	6,165
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,275	1,330
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	25,211	26,079
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	19,740	20,420
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	4,318	4,467
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	3,775,499	3,963,675
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	5,892,627	6,189,362
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	4,377,930	4,603,861
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	428	447
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	6,601,461	6,923,061
Fannie Mae Mortgage pass-thru certificates 6.781% 2/1/2039 (d)	102,937	105,968
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	276	276
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	106	112
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	20	21
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	73	77
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	1,094	1,154
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	253	267
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	156	164
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	161,380	173,069
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	4,484,164	4,804,414
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	868,547	926,642
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	628,826	671,967
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	456,666	487,532
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	129,544	138,063
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	98	98
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	7,599	8,019
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	1,620	1,709
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	499	526
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	51	53
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	29	31
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	5,171	5,457
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	425	448
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	169	179
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	123	130
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	230	243
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	429	453
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	305	322
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	228,655	244,663
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	182,471	194,793
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	94,773	100,416
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	376	397
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	195	206
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	103	109
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	99	99
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	76	80
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	65	69
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	1,203	1,270
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2031	8,451	8,918
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	83,870	89,546
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	289,941	307,251
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	174,629	186,855
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	147,013	156,421
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	124,023	131,686
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	116,409	123,975
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	112,280	119,124
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	110,006	116,505
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	89	89
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	921	972
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	535	565
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	269	284
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	3,337,625	3,581,467
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	59,903	63,855
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	175,504	186,656
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	168,558	179,556
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	112,678	120,465
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	106,136	112,447
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	2,383	2,515
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	481	508
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	106	111
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	3,614	3,813
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	579	611
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	22	23
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	300	317
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	2,002	2,113
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	151,672	162,362
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	179,533	191,062
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	82,545	88,178
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	21	22
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2029	163	172
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	7,925	8,363
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	481	507
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	228	240
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	94	100
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	54,294	58,243
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	119,052	126,842
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	110,395	117,900
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	61	64
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	237	250
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	665	701
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	39	42
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	121,367	129,959
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	96,429	102,798
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	384,788	409,238
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2027	8	7
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	4,243	4,477
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	122	128
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	10,340	10,912
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	359	379
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	335	354
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	72	76
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	43,441	46,489
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	1,890	1,994
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	1,229	1,297
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	7,547	7,964
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,740	2,891
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,519	1,603
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	685	723
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	372	393
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	2,021	2,133
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	19	19
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	529	558
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	148	157
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	10	10
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	417	441
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	155	164
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	984	1,039
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	948	1,000
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	215	227
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	106	112
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	3,795	4,011
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	71	71
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	474	476
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	213	225
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	253	267
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	75	79
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	589	622
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	86	91
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	12,693	13,394
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	3,185	3,361
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	87,374	93,492
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	154,976	164,785
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	150,761	160,392
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	140,162	149,920
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	119,382	128,113
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	202	202
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	278	280
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	503	530
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	436	460
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	252	266
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	2,465	2,601
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	81	86
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	1,940	2,048
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	3,102	3,273
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	281	296
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	139	147
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	53	54
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	2,601	2,744
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	89,351	95,403
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	101,024	107,230
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	193	192
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	653	660
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	601	605
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	466	471
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	230	233
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	198	201
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	120	121
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	72	73
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	52	52
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2030	401	413
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	224	226
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	47	48
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	7,078	7,239
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	2,300	2,375
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	278	286
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	611	615
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	142	143
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	125	127
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	145	149
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	15,659	16,221
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	640	649
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	218	221
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	152	154
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	285	289
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	155	158
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	1,107	1,152
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	148	148
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	142	142
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	116	118
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	35	35
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	2,221	2,292
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	888	914
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	50	52
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	469	488
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	700	704
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	184	187
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	186	187
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	277	281
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	583	587
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	40	40
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	433	438
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	71	72
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	497	510
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	194	195
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	988	1,006
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2029	2,451	2,521
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	78	79
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	77	77
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,391	1,424
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	113	115
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	72	73
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	93	94
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	4,673	4,805
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,943	3,028
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,202	2,270
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,984	2,037
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,500	1,546
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,176	1,209
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,063	1,096
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	683	701
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	191	193
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	129	131
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	8,272	8,377
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	267	276
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	456	461
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	773	795
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	621	641
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	364	374
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	58	60
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	53	55
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	15	15
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	7,708	8,174
Federal Home Loan Bank 5% 12/1/2055	124,693	122,592
Freddie Mac 7% 1/1/2055	115,871	123,657
Freddie Mac Gold Pool 1.5% 1/1/2036	6,841,718	6,126,207
Freddie Mac Gold Pool 1.5% 1/1/2051	1,075,319	829,387
Freddie Mac Gold Pool 1.5% 10/1/2035	9,200,410	8,258,351
Freddie Mac Gold Pool 1.5% 11/1/2035	8,013,115	7,192,627
Freddie Mac Gold Pool 1.5% 11/1/2035	7,662,467	6,877,882
Freddie Mac Gold Pool 1.5% 11/1/2050	684,713	530,041
Freddie Mac Gold Pool 1.5% 12/1/2035	14,892,121	13,334,693
Freddie Mac Gold Pool 1.5% 12/1/2040	896,574	757,685
Freddie Mac Gold Pool 1.5% 12/1/2050	444,221	343,874
Freddie Mac Gold Pool 1.5% 12/1/2050	103,733	80,398
Freddie Mac Gold Pool 1.5% 2/1/2041	1,558,166	1,314,705
Freddie Mac Gold Pool 1.5% 2/1/2051	30,559,102	23,436,347
Freddie Mac Gold Pool 1.5% 3/1/2041	1,573,860	1,326,946
Freddie Mac Gold Pool 1.5% 3/1/2051	8,903,737	6,828,442
Freddie Mac Gold Pool 1.5% 3/1/2051	177,089	137,307
Freddie Mac Gold Pool 1.5% 4/1/2041	1,609,716	1,356,206
Freddie Mac Gold Pool 1.5% 6/1/2051	394,946	306,224
Freddie Mac Gold Pool 1.5% 7/1/2035	9,397,835	8,444,371
Freddie Mac Gold Pool 1.5% 8/1/2035	6,451,450	5,796,914
Freddie Mac Gold Pool 2% 1/1/2051	2,032,056	1,639,869
Freddie Mac Gold Pool 2% 1/1/2051	984,289	794,321
Freddie Mac Gold Pool 2% 1/1/2051	521,640	417,051
Freddie Mac Gold Pool 2% 1/1/2051	464,939	377,385
Freddie Mac Gold Pool 2% 1/1/2051	324,128	263,090
Freddie Mac Gold Pool 2% 10/1/2041	8,517,469	7,345,967
Freddie Mac Gold Pool 2% 10/1/2051	27,368,615	22,240,415
Freddie Mac Gold Pool 2% 10/1/2051	3,538,276	2,887,453
Freddie Mac Gold Pool 2% 10/1/2051	1,340,635	1,090,690
Freddie Mac Gold Pool 2% 11/1/2041	5,244,160	4,520,812
Freddie Mac Gold Pool 2% 11/1/2050	17,246,466	13,939,453
Freddie Mac Gold Pool 2% 11/1/2050	17,202	13,909
Freddie Mac Gold Pool 2% 11/1/2051	23,805,908	19,345,271
Freddie Mac Gold Pool 2% 11/1/2051	15,060,042	12,209,926
Freddie Mac Gold Pool 2% 11/1/2051	1,775,419	1,444,414
Freddie Mac Gold Pool 2% 11/1/2051	1,084,941	882,667
Freddie Mac Gold Pool 2% 11/1/2051	527,690	421,723
Freddie Mac Gold Pool 2% 12/1/2050	505,082	403,813
Freddie Mac Gold Pool 2% 2/1/2041	2,767,791	2,401,918
Freddie Mac Gold Pool 2% 2/1/2042	989,126	851,146
Freddie Mac Gold Pool 2% 2/1/2051	32,612,648	26,318,400
Freddie Mac Gold Pool 2% 2/1/2052	36,079,363	29,307,711
Freddie Mac Gold Pool 2% 3/1/2041	1,698,227	1,480,549
Freddie Mac Gold Pool 2% 3/1/2051	37,522,053	30,280,289
Freddie Mac Gold Pool 2% 3/1/2051	1,270,558	1,015,811
Freddie Mac Gold Pool 2% 3/1/2051	350,644	283,408
Freddie Mac Gold Pool 2% 3/1/2052	62,670,313	50,085,318
Freddie Mac Gold Pool 2% 5/1/2041	2,604,630	2,255,142
Freddie Mac Gold Pool 2% 5/1/2051	77,250,284	63,137,607
Freddie Mac Gold Pool 2% 5/1/2051	5,914,164	4,769,033
Freddie Mac Gold Pool 2% 5/1/2051	531,999	430,321
Freddie Mac Gold Pool 2% 6/1/2041	4,339,487	3,756,923
Freddie Mac Gold Pool 2% 6/1/2050	87,629,753	70,854,115
Freddie Mac Gold Pool 2% 6/1/2050	18,685,687	15,225,327
Freddie Mac Gold Pool 2% 7/1/2041	20,477,762	17,736,478
Freddie Mac Gold Pool 2% 7/1/2041	15,941	13,782
Freddie Mac Gold Pool 2% 7/1/2051	1,646,015	1,326,276
Freddie Mac Gold Pool 2% 8/1/2050	86,689,831	70,094,129
Freddie Mac Gold Pool 2% 8/1/2050	641,933	522,253
Freddie Mac Gold Pool 2% 8/1/2051	1,175,356	949,981
Freddie Mac Gold Pool 2% 9/1/2050	48,918,520	39,538,384
Freddie Mac Gold Pool 2.5% 1/1/2031	43,344	41,850
Freddie Mac Gold Pool 2.5% 1/1/2033	42,532	40,591
Freddie Mac Gold Pool 2.5% 1/1/2042	8,648,447	7,701,772
Freddie Mac Gold Pool 2.5% 1/1/2051	15,331,538	12,958,401
Freddie Mac Gold Pool 2.5% 1/1/2052	5,119,538	4,359,093
Freddie Mac Gold Pool 2.5% 1/1/2052	976,263	832,471
Freddie Mac Gold Pool 2.5% 10/1/2029	282,657	275,707
Freddie Mac Gold Pool 2.5% 10/1/2031	240,468	231,571
Freddie Mac Gold Pool 2.5% 10/1/2041	4,182,524	3,729,526
Freddie Mac Gold Pool 2.5% 10/1/2050	39,437,601	33,764,486
Freddie Mac Gold Pool 2.5% 11/1/2031	1,437,853	1,381,436
Freddie Mac Gold Pool 2.5% 11/1/2031	234,763	225,421
Freddie Mac Gold Pool 2.5% 11/1/2032	51,335	49,013
Freddie Mac Gold Pool 2.5% 11/1/2041	5,852,641	5,224,309
Freddie Mac Gold Pool 2.5% 11/1/2041	1,563,457	1,397,485
Freddie Mac Gold Pool 2.5% 11/1/2041	778,054	694,673
Freddie Mac Gold Pool 2.5% 11/1/2050	73,584,874	62,838,694
Freddie Mac Gold Pool 2.5% 11/1/2051	2,240,155	1,913,007
Freddie Mac Gold Pool 2.5% 12/1/2031	1,634,143	1,570,058
Freddie Mac Gold Pool 2.5% 12/1/2031	28,962	27,811
Freddie Mac Gold Pool 2.5% 12/1/2032	18,910	18,045
Freddie Mac Gold Pool 2.5% 12/1/2051	12,212,037	10,359,924
Freddie Mac Gold Pool 2.5% 12/1/2051	1,239,207	1,057,074
Freddie Mac Gold Pool 2.5% 2/1/2032	23,677	22,719
Freddie Mac Gold Pool 2.5% 2/1/2033	20,888	19,911
Freddie Mac Gold Pool 2.5% 2/1/2042	1,083,262	971,277
Freddie Mac Gold Pool 2.5% 2/1/2051	24,710,266	21,132,518
Freddie Mac Gold Pool 2.5% 3/1/2051	4,866,629	4,128,542
Freddie Mac Gold Pool 2.5% 4/1/2033	327,499	312,351
Freddie Mac Gold Pool 2.5% 4/1/2033	157,010	149,427
Freddie Mac Gold Pool 2.5% 4/1/2042	1,089,914	971,077
Freddie Mac Gold Pool 2.5% 4/1/2052	13,454,135	11,443,072
Freddie Mac Gold Pool 2.5% 4/1/2052	2,463,956	2,101,815
Freddie Mac Gold Pool 2.5% 4/1/2052	2,084,892	1,781,722
Freddie Mac Gold Pool 2.5% 5/1/2030	17,705	17,199
Freddie Mac Gold Pool 2.5% 5/1/2041	3,214,680	2,880,150
Freddie Mac Gold Pool 2.5% 5/1/2041	2,298,430	2,073,042
Freddie Mac Gold Pool 2.5% 5/1/2051	21,181,584	18,088,270
Freddie Mac Gold Pool 2.5% 5/1/2051	2,340,283	1,999,976
Freddie Mac Gold Pool 2.5% 6/1/2030	20,877	20,254
Freddie Mac Gold Pool 2.5% 6/1/2031	385,382	371,327
Freddie Mac Gold Pool 2.5% 6/1/2031	146,738	141,672
Freddie Mac Gold Pool 2.5% 6/1/2041	1,284,591	1,147,876
Freddie Mac Gold Pool 2.5% 7/1/2031	660,824	637,095
Freddie Mac Gold Pool 2.5% 7/1/2032	1,871,717	1,792,004
Freddie Mac Gold Pool 2.5% 7/1/2033	580,894	552,837
Freddie Mac Gold Pool 2.5% 8/1/2031	1,115,946	1,075,256
Freddie Mac Gold Pool 2.5% 8/1/2041	6,747,824	6,022,912
Freddie Mac Gold Pool 2.5% 8/1/2041	628,677	562,035
Freddie Mac Gold Pool 2.5% 8/1/2050	6,565,567	5,619,056
Freddie Mac Gold Pool 2.5% 9/1/2032	255,464	244,290
Freddie Mac Gold Pool 2.5% 9/1/2032	168,625	163,146
Freddie Mac Gold Pool 2.5% 9/1/2041	1,370,836	1,230,263
Freddie Mac Gold Pool 3% 1/1/2033	457,592	441,052
Freddie Mac Gold Pool 3% 1/1/2034	129,785	124,990
Freddie Mac Gold Pool 3% 1/1/2043	141,670	128,681
Freddie Mac Gold Pool 3% 1/1/2043	117,158	107,100
Freddie Mac Gold Pool 3% 1/1/2052	4,346,748	3,816,597
Freddie Mac Gold Pool 3% 1/1/2052	1,412,758	1,240,451
Freddie Mac Gold Pool 3% 1/1/2052	212,574	186,647
Freddie Mac Gold Pool 3% 10/1/2042	45,914	41,885
Freddie Mac Gold Pool 3% 10/1/2045	11,822	10,620
Freddie Mac Gold Pool 3% 10/1/2049	4,130,866	3,659,317
Freddie Mac Gold Pool 3% 10/1/2049	121,057	107,238
Freddie Mac Gold Pool 3% 10/1/2051	12,914,433	11,407,931
Freddie Mac Gold Pool 3% 11/1/2042	118,146	108,122
Freddie Mac Gold Pool 3% 11/1/2042	31,326	28,841
Freddie Mac Gold Pool 3% 11/1/2045	677,147	607,762
Freddie Mac Gold Pool 3% 11/1/2045	237,732	213,592
Freddie Mac Gold Pool 3% 11/1/2049	8,234,776	7,325,635
Freddie Mac Gold Pool 3% 11/1/2049	251,598	221,934
Freddie Mac Gold Pool 3% 11/1/2050	5,970,876	5,315,407
Freddie Mac Gold Pool 3% 11/1/2050	908,434	799,908
Freddie Mac Gold Pool 3% 11/1/2051	2,045,021	1,796,878
Freddie Mac Gold Pool 3% 12/1/2030	288,397	280,876
Freddie Mac Gold Pool 3% 12/1/2032	398,402	386,717
Freddie Mac Gold Pool 3% 12/1/2032	75,891	73,402
Freddie Mac Gold Pool 3% 12/1/2042	1,986,062	1,818,408
Freddie Mac Gold Pool 3% 12/1/2042	178,331	163,147
Freddie Mac Gold Pool 3% 12/1/2042	65,654	59,907
Freddie Mac Gold Pool 3% 12/1/2045	364,372	326,429
Freddie Mac Gold Pool 3% 12/1/2046	4,431,809	3,971,074
Freddie Mac Gold Pool 3% 12/1/2049	434,420	383,201
Freddie Mac Gold Pool 3% 12/1/2049	5,290	4,666
Freddie Mac Gold Pool 3% 12/1/2050	7,404,857	6,520,235
Freddie Mac Gold Pool 3% 2/1/2033	275,813	269,041
Freddie Mac Gold Pool 3% 2/1/2034	16,113	15,468
Freddie Mac Gold Pool 3% 2/1/2037	566,659	535,537
Freddie Mac Gold Pool 3% 2/1/2037	30,064	28,459
Freddie Mac Gold Pool 3% 2/1/2043	633,937	581,417
Freddie Mac Gold Pool 3% 2/1/2043	136,516	125,282
Freddie Mac Gold Pool 3% 2/1/2043	105,047	95,975
Freddie Mac Gold Pool 3% 2/1/2043	99,770	91,055
Freddie Mac Gold Pool 3% 2/1/2043	67,800	62,039
Freddie Mac Gold Pool 3% 2/1/2043	67,624	61,685
Freddie Mac Gold Pool 3% 2/1/2050	9,385,882	8,337,924
Freddie Mac Gold Pool 3% 2/1/2052	756,830	665,942
Freddie Mac Gold Pool 3% 3/1/2033	94,684	91,403
Freddie Mac Gold Pool 3% 3/1/2043	69,219	63,300
Freddie Mac Gold Pool 3% 3/1/2045	21,339	19,193
Freddie Mac Gold Pool 3% 3/1/2050	7,446,036	6,568,129
Freddie Mac Gold Pool 3% 3/1/2051	34,335	30,223
Freddie Mac Gold Pool 3% 3/1/2052	15,111,095	13,414,458
Freddie Mac Gold Pool 3% 3/1/2052	5,253,757	4,652,385
Freddie Mac Gold Pool 3% 3/1/2052	2,209,132	1,939,005
Freddie Mac Gold Pool 3% 4/1/2032	46,297	45,013
Freddie Mac Gold Pool 3% 4/1/2032	15,431	14,997
Freddie Mac Gold Pool 3% 4/1/2034	954,252	918,204
Freddie Mac Gold Pool 3% 4/1/2043	28,867	26,392
Freddie Mac Gold Pool 3% 4/1/2045	168,517	152,536
Freddie Mac Gold Pool 3% 4/1/2045	13,817	12,411
Freddie Mac Gold Pool 3% 4/1/2046	258,155	231,588
Freddie Mac Gold Pool 3% 4/1/2046	233,124	209,607
Freddie Mac Gold Pool 3% 4/1/2050	13,457,543	11,954,974
Freddie Mac Gold Pool 3% 4/1/2050	7,539,654	6,650,709
Freddie Mac Gold Pool 3% 4/1/2050	8,398	7,408
Freddie Mac Gold Pool 3% 5/1/2045	96,909	87,379
Freddie Mac Gold Pool 3% 5/1/2045	96,631	87,117
Freddie Mac Gold Pool 3% 5/1/2045	55,420	50,030
Freddie Mac Gold Pool 3% 5/1/2045	32,874	29,638
Freddie Mac Gold Pool 3% 5/1/2046	4,011,390	3,602,951
Freddie Mac Gold Pool 3% 5/1/2046	633,188	568,287
Freddie Mac Gold Pool 3% 5/1/2051	1,931,603	1,700,240
Freddie Mac Gold Pool 3% 6/1/2031	343,560	334,321
Freddie Mac Gold Pool 3% 6/1/2031	131,745	128,268
Freddie Mac Gold Pool 3% 6/1/2031	77,164	75,053
Freddie Mac Gold Pool 3% 6/1/2031	43,774	42,684
Freddie Mac Gold Pool 3% 6/1/2031	42,859	41,653
Freddie Mac Gold Pool 3% 6/1/2031	33,145	32,201
Freddie Mac Gold Pool 3% 6/1/2031	28,157	27,470
Freddie Mac Gold Pool 3% 6/1/2045	664,275	600,100
Freddie Mac Gold Pool 3% 6/1/2045	231,740	210,037
Freddie Mac Gold Pool 3% 6/1/2045	91,559	82,974
Freddie Mac Gold Pool 3% 6/1/2045	29,891	27,090
Freddie Mac Gold Pool 3% 6/1/2046	4,048,627	3,630,294
Freddie Mac Gold Pool 3% 6/1/2050	13,726,215	12,197,937
Freddie Mac Gold Pool 3% 6/1/2050	26,159	23,074
Freddie Mac Gold Pool 3% 6/1/2052	7,108,705	6,239,470
Freddie Mac Gold Pool 3% 6/1/2052	2,451,084	2,162,095
Freddie Mac Gold Pool 3% 7/1/2032	69,376	67,265
Freddie Mac Gold Pool 3% 7/1/2043	2,886,641	2,635,819
Freddie Mac Gold Pool 3% 7/1/2043	732,358	667,829
Freddie Mac Gold Pool 3% 7/1/2045	204,401	184,592
Freddie Mac Gold Pool 3% 7/1/2045	163,170	146,892
Freddie Mac Gold Pool 3% 7/1/2045	72,463	65,155
Freddie Mac Gold Pool 3% 7/1/2045	70,045	64,540
Freddie Mac Gold Pool 3% 7/1/2045	26,992	24,454
Freddie Mac Gold Pool 3% 7/1/2051	643,163	565,925
Freddie Mac Gold Pool 3% 8/1/2032	103,062	99,890
Freddie Mac Gold Pool 3% 8/1/2032	60,074	58,223
Freddie Mac Gold Pool 3% 8/1/2042	26,371	24,211
Freddie Mac Gold Pool 3% 8/1/2042	20,418	18,654
Freddie Mac Gold Pool 3% 8/1/2045	174,186	157,003
Freddie Mac Gold Pool 3% 8/1/2045	104,128	94,368
Freddie Mac Gold Pool 3% 8/1/2045	101,485	91,533
Freddie Mac Gold Pool 3% 8/1/2045	71,598	65,131
Freddie Mac Gold Pool 3% 8/1/2045	31,029	28,056
Freddie Mac Gold Pool 3% 8/1/2052	18,434,765	16,364,954
Freddie Mac Gold Pool 3% 8/1/2052	7,246,694	6,428,523
Freddie Mac Gold Pool 3% 9/1/2049	58,425	52,066
Freddie Mac Gold Pool 3% 9/1/2051	1,858,171	1,632,700
Freddie Mac Gold Pool 3.5% 1/1/2043	17,407	16,258
Freddie Mac Gold Pool 3.5% 1/1/2044	3,241,504	3,047,824
Freddie Mac Gold Pool 3.5% 1/1/2044	1,638,869	1,537,008
Freddie Mac Gold Pool 3.5% 1/1/2045	216,052	202,866
Freddie Mac Gold Pool 3.5% 1/1/2046	510,036	473,533
Freddie Mac Gold Pool 3.5% 1/1/2046	133,022	123,750
Freddie Mac Gold Pool 3.5% 1/1/2048	24,094	22,359
Freddie Mac Gold Pool 3.5% 1/1/2052	384,525	351,188
Freddie Mac Gold Pool 3.5% 10/1/2034	2,236,879	2,168,560
Freddie Mac Gold Pool 3.5% 10/1/2040	197,240	185,703
Freddie Mac Gold Pool 3.5% 10/1/2042	372,813	350,138
Freddie Mac Gold Pool 3.5% 10/1/2042	53,075	49,790
Freddie Mac Gold Pool 3.5% 10/1/2047	97,031	90,044
Freddie Mac Gold Pool 3.5% 10/1/2050	330,649	302,706
Freddie Mac Gold Pool 3.5% 10/1/2051	8,089,295	7,398,095
Freddie Mac Gold Pool 3.5% 10/1/2051	2,673,134	2,451,408
Freddie Mac Gold Pool 3.5% 10/1/2051	887,468	806,645
Freddie Mac Gold Pool 3.5% 11/1/2033	4,084,942	3,948,640
Freddie Mac Gold Pool 3.5% 11/1/2040	409,975	386,893
Freddie Mac Gold Pool 3.5% 11/1/2045	53,268	49,644
Freddie Mac Gold Pool 3.5% 11/1/2047	709,131	658,067
Freddie Mac Gold Pool 3.5% 11/1/2047	569,093	528,424
Freddie Mac Gold Pool 3.5% 11/1/2047	213,550	196,821
Freddie Mac Gold Pool 3.5% 12/1/2029	8,334	8,254
Freddie Mac Gold Pool 3.5% 12/1/2033	526,666	512,250
Freddie Mac Gold Pool 3.5% 12/1/2040	392,547	370,348
Freddie Mac Gold Pool 3.5% 12/1/2046	435,202	404,101
Freddie Mac Gold Pool 3.5% 12/1/2047	164,063	152,249
Freddie Mac Gold Pool 3.5% 12/1/2051	1,399,882	1,278,517
Freddie Mac Gold Pool 3.5% 2/1/2030	20,585	20,349
Freddie Mac Gold Pool 3.5% 2/1/2034	6,152,128	5,985,721
Freddie Mac Gold Pool 3.5% 2/1/2034	3,241,452	3,120,379
Freddie Mac Gold Pool 3.5% 2/1/2043	4,354,800	4,086,648
Freddie Mac Gold Pool 3.5% 2/1/2043	656,305	617,348
Freddie Mac Gold Pool 3.5% 2/1/2043	245,542	231,663
Freddie Mac Gold Pool 3.5% 2/1/2045	35,786	33,549
Freddie Mac Gold Pool 3.5% 2/1/2046	7,070	6,564
Freddie Mac Gold Pool 3.5% 2/1/2051	505,041	461,572
Freddie Mac Gold Pool 3.5% 2/1/2052	3,422,236	3,134,097
Freddie Mac Gold Pool 3.5% 3/1/2032	3,070,067	3,002,166
Freddie Mac Gold Pool 3.5% 3/1/2045	1,108,558	1,033,890
Freddie Mac Gold Pool 3.5% 3/1/2045	307,857	287,567
Freddie Mac Gold Pool 3.5% 3/1/2045	243,336	227,024
Freddie Mac Gold Pool 3.5% 3/1/2045	94,760	89,030
Freddie Mac Gold Pool 3.5% 3/1/2046	2,334,103	2,176,544
Freddie Mac Gold Pool 3.5% 3/1/2046	20,313	18,860
Freddie Mac Gold Pool 3.5% 3/1/2050	8,477	7,710
Freddie Mac Gold Pool 3.5% 3/1/2052	14,321,709	13,111,400
Freddie Mac Gold Pool 3.5% 3/1/2052	8,042,584	7,364,173
Freddie Mac Gold Pool 3.5% 3/1/2052	7,414,553	6,778,691
Freddie Mac Gold Pool 3.5% 4/1/2040	486,189	459,274
Freddie Mac Gold Pool 3.5% 4/1/2042	5,291,622	4,994,858
Freddie Mac Gold Pool 3.5% 4/1/2042	136,588	128,576
Freddie Mac Gold Pool 3.5% 4/1/2043	869,609	815,578
Freddie Mac Gold Pool 3.5% 4/1/2043	371,832	348,833
Freddie Mac Gold Pool 3.5% 4/1/2043	292,378	274,489
Freddie Mac Gold Pool 3.5% 4/1/2043	26,312	24,583
Freddie Mac Gold Pool 3.5% 4/1/2046	1,484,068	1,379,795
Freddie Mac Gold Pool 3.5% 4/1/2046	1,469,232	1,364,132
Freddie Mac Gold Pool 3.5% 4/1/2046	67,814	63,027
Freddie Mac Gold Pool 3.5% 4/1/2047	4,949,773	4,539,208
Freddie Mac Gold Pool 3.5% 4/1/2050	16,383	14,999
Freddie Mac Gold Pool 3.5% 4/1/2052	5,164,933	4,755,890
Freddie Mac Gold Pool 3.5% 5/1/2030	38,240	37,767
Freddie Mac Gold Pool 3.5% 5/1/2030	21,569	21,294
Freddie Mac Gold Pool 3.5% 5/1/2030	11,318	11,181
Freddie Mac Gold Pool 3.5% 5/1/2034	618,686	600,600
Freddie Mac Gold Pool 3.5% 5/1/2038	455,683	436,825
Freddie Mac Gold Pool 3.5% 5/1/2040	894,557	845,613
Freddie Mac Gold Pool 3.5% 5/1/2040	133,498	126,114
Freddie Mac Gold Pool 3.5% 5/1/2045	3,241,865	3,018,528
Freddie Mac Gold Pool 3.5% 5/1/2045	147,675	137,554
Freddie Mac Gold Pool 3.5% 5/1/2045	74,428	69,430
Freddie Mac Gold Pool 3.5% 5/1/2045	32,811	30,883
Freddie Mac Gold Pool 3.5% 5/1/2046	11,374,089	10,590,893
Freddie Mac Gold Pool 3.5% 5/1/2046	24,667	22,931
Freddie Mac Gold Pool 3.5% 5/1/2046	6,930	6,437
Freddie Mac Gold Pool 3.5% 5/1/2047	3,076,173	2,819,094
Freddie Mac Gold Pool 3.5% 6/1/2030	21,990	21,704
Freddie Mac Gold Pool 3.5% 6/1/2030	13,857	13,664
Freddie Mac Gold Pool 3.5% 6/1/2032	5,262,162	5,141,254
Freddie Mac Gold Pool 3.5% 6/1/2040	818,549	774,689
Freddie Mac Gold Pool 3.5% 6/1/2045	4,324,580	4,036,216
Freddie Mac Gold Pool 3.5% 6/1/2045	3,856,307	3,594,040
Freddie Mac Gold Pool 3.5% 6/1/2045	628,942	586,771
Freddie Mac Gold Pool 3.5% 6/1/2045	236,402	220,825
Freddie Mac Gold Pool 3.5% 6/1/2045	44,632	41,645
Freddie Mac Gold Pool 3.5% 6/1/2050	6,482,495	5,934,668
Freddie Mac Gold Pool 3.5% 6/1/2051	546,294	499,786
Freddie Mac Gold Pool 3.5% 7/1/2032	680,095	664,671
Freddie Mac Gold Pool 3.5% 7/1/2040	78,384	73,935
Freddie Mac Gold Pool 3.5% 7/1/2042	2,774,655	2,604,796
Freddie Mac Gold Pool 3.5% 7/1/2046	142,636	132,532
Freddie Mac Gold Pool 3.5% 7/1/2046	35,505	32,965
Freddie Mac Gold Pool 3.5% 7/1/2047	1,692,736	1,572,431
Freddie Mac Gold Pool 3.5% 7/1/2051	21,034,107	19,243,395
Freddie Mac Gold Pool 3.5% 7/1/2052	9,314,961	8,556,875
Freddie Mac Gold Pool 3.5% 8/1/2034	1,052,920	1,021,609
Freddie Mac Gold Pool 3.5% 8/1/2040	525,339	496,366
Freddie Mac Gold Pool 3.5% 8/1/2042	174,557	163,931
Freddie Mac Gold Pool 3.5% 8/1/2045	4,370	4,062
Freddie Mac Gold Pool 3.5% 8/1/2046	13,836	12,856
Freddie Mac Gold Pool 3.5% 8/1/2047	2,636,461	2,449,084
Freddie Mac Gold Pool 3.5% 8/1/2047	315,344	292,933
Freddie Mac Gold Pool 3.5% 8/1/2047	197,974	183,904
Freddie Mac Gold Pool 3.5% 8/1/2051	3,625,031	3,325,481
Freddie Mac Gold Pool 3.5% 8/1/2051	634,810	580,766
Freddie Mac Gold Pool 3.5% 9/1/2040	356,547	337,700
Freddie Mac Gold Pool 3.5% 9/1/2042	6,161,211	5,779,078
Freddie Mac Gold Pool 3.5% 9/1/2042	3,436,807	3,222,119
Freddie Mac Gold Pool 3.5% 9/1/2042	21,240	19,922
Freddie Mac Gold Pool 3.5% 9/1/2046	9,782,245	9,109,676
Freddie Mac Gold Pool 3.5% 9/1/2046	1,152,384	1,070,752
Freddie Mac Gold Pool 3.5% 9/1/2047	53,041	49,271
Freddie Mac Gold Pool 3.5% 9/1/2047	43,775	40,664
Freddie Mac Gold Pool 3.5% 9/1/2051	2,661,239	2,433,846
Freddie Mac Gold Pool 4% 1/1/2036	3,587,916	3,520,346
Freddie Mac Gold Pool 4% 1/1/2039	112,305	109,172
Freddie Mac Gold Pool 4% 1/1/2041	1,307,266	1,264,835
Freddie Mac Gold Pool 4% 1/1/2041	63,625	61,705
Freddie Mac Gold Pool 4% 1/1/2041	16,306	15,767
Freddie Mac Gold Pool 4% 1/1/2042	460,010	444,146
Freddie Mac Gold Pool 4% 1/1/2043	34,860	33,523
Freddie Mac Gold Pool 4% 1/1/2044	104,274	100,008
Freddie Mac Gold Pool 4% 1/1/2044	80,417	77,298
Freddie Mac Gold Pool 4% 10/1/2040	20,789	20,104
Freddie Mac Gold Pool 4% 10/1/2041	1,502,973	1,452,046
Freddie Mac Gold Pool 4% 10/1/2041	149,214	144,216
Freddie Mac Gold Pool 4% 10/1/2041	111,874	108,165
Freddie Mac Gold Pool 4% 10/1/2042	52,984	51,100
Freddie Mac Gold Pool 4% 10/1/2042	25,644	24,911
Freddie Mac Gold Pool 4% 10/1/2042	18,351	17,648
Freddie Mac Gold Pool 4% 10/1/2043	260,926	250,747
Freddie Mac Gold Pool 4% 10/1/2043	87,334	83,779
Freddie Mac Gold Pool 4% 10/1/2043	37,495	35,974
Freddie Mac Gold Pool 4% 10/1/2043	34,151	32,929
Freddie Mac Gold Pool 4% 10/1/2044	185,075	177,301
Freddie Mac Gold Pool 4% 10/1/2045	68,414	65,745
Freddie Mac Gold Pool 4% 10/1/2052	2,682,303	2,536,396
Freddie Mac Gold Pool 4% 11/1/2041	589,226	568,594
Freddie Mac Gold Pool 4% 11/1/2041	16,779	16,337
Freddie Mac Gold Pool 4% 11/1/2041	7,636	7,380
Freddie Mac Gold Pool 4% 11/1/2042	2,886,814	2,790,490
Freddie Mac Gold Pool 4% 11/1/2042	1,801,678	1,740,209
Freddie Mac Gold Pool 4% 11/1/2042	219,706	211,947
Freddie Mac Gold Pool 4% 11/1/2042	199,412	191,967
Freddie Mac Gold Pool 4% 11/1/2042	122,865	118,544
Freddie Mac Gold Pool 4% 11/1/2042	68,339	65,744
Freddie Mac Gold Pool 4% 11/1/2042	5,696	5,586
Freddie Mac Gold Pool 4% 11/1/2043	5,112	4,928
Freddie Mac Gold Pool 4% 11/1/2047	1,427,173	1,355,268
Freddie Mac Gold Pool 4% 12/1/2040	65,480	63,361
Freddie Mac Gold Pool 4% 12/1/2040	31,918	30,929
Freddie Mac Gold Pool 4% 12/1/2040	12,603	12,196
Freddie Mac Gold Pool 4% 12/1/2040	5,282	5,114
Freddie Mac Gold Pool 4% 12/1/2042	100,103	96,308
Freddie Mac Gold Pool 4% 12/1/2042	43,821	42,339
Freddie Mac Gold Pool 4% 12/1/2045	17,984	17,219
Freddie Mac Gold Pool 4% 12/1/2047	2,228,040	2,115,784
Freddie Mac Gold Pool 4% 2/1/2041	1,234,318	1,193,566
Freddie Mac Gold Pool 4% 2/1/2041	1,143,058	1,106,326
Freddie Mac Gold Pool 4% 2/1/2041	350,628	338,814
Freddie Mac Gold Pool 4% 2/1/2042	468,117	451,742
Freddie Mac Gold Pool 4% 2/1/2042	189,149	182,929
Freddie Mac Gold Pool 4% 2/1/2043	185,942	178,995
Freddie Mac Gold Pool 4% 2/1/2043	142,495	137,028
Freddie Mac Gold Pool 4% 2/1/2043	112,344	107,922
Freddie Mac Gold Pool 4% 2/1/2043	61,663	59,273
Freddie Mac Gold Pool 4% 2/1/2044	112,157	107,822
Freddie Mac Gold Pool 4% 2/1/2044	57,301	55,174
Freddie Mac Gold Pool 4% 2/1/2044	39,773	38,130
Freddie Mac Gold Pool 4% 2/1/2045	2,227,480	2,143,067
Freddie Mac Gold Pool 4% 2/1/2046	525,359	504,102
Freddie Mac Gold Pool 4% 2/1/2046	22,072	21,218
Freddie Mac Gold Pool 4% 2/1/2046	11,600	11,292
Freddie Mac Gold Pool 4% 2/1/2048	1,437,778	1,366,237
Freddie Mac Gold Pool 4% 2/1/2048	159,343	151,465
Freddie Mac Gold Pool 4% 3/1/2042	201,887	194,708
Freddie Mac Gold Pool 4% 3/1/2042	196,528	189,794
Freddie Mac Gold Pool 4% 3/1/2042	19,313	18,586
Freddie Mac Gold Pool 4% 3/1/2043	58,146	56,173
Freddie Mac Gold Pool 4% 3/1/2043	37,710	36,257
Freddie Mac Gold Pool 4% 3/1/2044	124,379	119,325
Freddie Mac Gold Pool 4% 4/1/2040	2,343	2,287
Freddie Mac Gold Pool 4% 4/1/2042	1,189,858	1,147,888
Freddie Mac Gold Pool 4% 4/1/2042	946,515	914,313
Freddie Mac Gold Pool 4% 4/1/2042	36,632	35,253
Freddie Mac Gold Pool 4% 4/1/2042	35,835	34,487
Freddie Mac Gold Pool 4% 4/1/2042	25,667	24,847
Freddie Mac Gold Pool 4% 4/1/2042	19,319	18,599
Freddie Mac Gold Pool 4% 4/1/2043	3,022,369	2,915,344
Freddie Mac Gold Pool 4% 4/1/2043	99,016	95,425
Freddie Mac Gold Pool 4% 4/1/2043	34,000	33,023
Freddie Mac Gold Pool 4% 4/1/2046	757,352	724,836
Freddie Mac Gold Pool 4% 4/1/2046	161,650	154,590
Freddie Mac Gold Pool 4% 4/1/2048	508,403	482,788
Freddie Mac Gold Pool 4% 4/1/2048	402,164	381,902
Freddie Mac Gold Pool 4% 4/1/2048	236,505	224,589
Freddie Mac Gold Pool 4% 4/1/2048	87,687	83,269
Freddie Mac Gold Pool 4% 4/1/2048	26,205	24,884
Freddie Mac Gold Pool 4% 5/1/2042	148,595	143,773
Freddie Mac Gold Pool 4% 5/1/2043	108,237	104,057
Freddie Mac Gold Pool 4% 5/1/2043	42,323	40,627
Freddie Mac Gold Pool 4% 5/1/2043	41,273	39,636
Freddie Mac Gold Pool 4% 5/1/2043	38,257	36,731
Freddie Mac Gold Pool 4% 5/1/2043	12,586	12,111
Freddie Mac Gold Pool 4% 5/1/2045	729,876	705,281
Freddie Mac Gold Pool 4% 5/1/2045	196,036	187,534
Freddie Mac Gold Pool 4% 6/1/2038	58,183	56,650
Freddie Mac Gold Pool 4% 6/1/2038	43,230	42,091
Freddie Mac Gold Pool 4% 6/1/2041	48,793	47,139
Freddie Mac Gold Pool 4% 6/1/2041	7,062	6,945
Freddie Mac Gold Pool 4% 6/1/2043	111,172	107,481
Freddie Mac Gold Pool 4% 6/1/2043	63,404	60,894
Freddie Mac Gold Pool 4% 6/1/2044	44,289	42,628
Freddie Mac Gold Pool 4% 6/1/2045	128,741	123,709
Freddie Mac Gold Pool 4% 7/1/2041	177,295	171,145
Freddie Mac Gold Pool 4% 7/1/2042	1,843,692	1,776,203
Freddie Mac Gold Pool 4% 7/1/2043	239,911	230,659
Freddie Mac Gold Pool 4% 7/1/2043	197,504	190,220
Freddie Mac Gold Pool 4% 7/1/2043	108,859	104,856
Freddie Mac Gold Pool 4% 7/1/2043	69,278	66,515
Freddie Mac Gold Pool 4% 7/1/2043	61,274	58,807
Freddie Mac Gold Pool 4% 7/1/2043	51,864	49,786
Freddie Mac Gold Pool 4% 7/1/2043	22,842	21,932
Freddie Mac Gold Pool 4% 7/1/2044	137,551	133,003
Freddie Mac Gold Pool 4% 7/1/2044	94,511	90,889
Freddie Mac Gold Pool 4% 7/1/2044	93,568	89,914
Freddie Mac Gold Pool 4% 7/1/2044	23,966	23,026
Freddie Mac Gold Pool 4% 7/1/2045	318,646	306,056
Freddie Mac Gold Pool 4% 8/1/2038	271,499	264,350
Freddie Mac Gold Pool 4% 8/1/2038	217,401	211,676
Freddie Mac Gold Pool 4% 8/1/2043	115,538	110,997
Freddie Mac Gold Pool 4% 8/1/2043	93,342	90,221
Freddie Mac Gold Pool 4% 8/1/2043	68,346	66,108
Freddie Mac Gold Pool 4% 8/1/2043	33,747	32,505
Freddie Mac Gold Pool 4% 8/1/2043	20,881	20,043
Freddie Mac Gold Pool 4% 8/1/2044	28,533	27,532
Freddie Mac Gold Pool 4% 8/1/2044	27,837	26,705
Freddie Mac Gold Pool 4% 9/1/2040	32,804	31,740
Freddie Mac Gold Pool 4% 9/1/2041	261,054	252,305
Freddie Mac Gold Pool 4% 9/1/2041	255,095	246,471
Freddie Mac Gold Pool 4% 9/1/2041	140,168	135,712
Freddie Mac Gold Pool 4% 9/1/2041	36,545	35,423
Freddie Mac Gold Pool 4% 9/1/2042	763,285	736,500
Freddie Mac Gold Pool 4% 9/1/2042	143,771	139,101
Freddie Mac Gold Pool 4% 9/1/2043	185,430	178,431
Freddie Mac Gold Pool 4% 9/1/2043	174,027	167,355
Freddie Mac Gold Pool 4% 9/1/2043	166,135	159,870
Freddie Mac Gold Pool 4% 9/1/2043	146,712	140,988
Freddie Mac Gold Pool 4% 9/1/2043	117,532	112,813
Freddie Mac Gold Pool 4% 9/1/2043	100,091	96,335
Freddie Mac Gold Pool 4% 9/1/2043	50,674	48,609
Freddie Mac Gold Pool 4% 9/1/2043	3,985	3,908
Freddie Mac Gold Pool 4% 9/1/2044	105,572	101,396
Freddie Mac Gold Pool 4.5% 1/1/2040	41,578	41,253
Freddie Mac Gold Pool 4.5% 1/1/2041	611,909	606,789
Freddie Mac Gold Pool 4.5% 1/1/2041	62,879	62,382
Freddie Mac Gold Pool 4.5% 1/1/2041	36,739	36,432
Freddie Mac Gold Pool 4.5% 1/1/2042	1,245,926	1,235,327
Freddie Mac Gold Pool 4.5% 1/1/2045	47,436	46,878
Freddie Mac Gold Pool 4.5% 1/1/2047	115,902	113,511
Freddie Mac Gold Pool 4.5% 10/1/2039	253,060	251,042
Freddie Mac Gold Pool 4.5% 10/1/2039	62,889	62,360
Freddie Mac Gold Pool 4.5% 10/1/2039	24,311	24,119
Freddie Mac Gold Pool 4.5% 10/1/2040	125,607	124,512
Freddie Mac Gold Pool 4.5% 10/1/2040	111,617	110,436
Freddie Mac Gold Pool 4.5% 10/1/2041	603,922	597,703
Freddie Mac Gold Pool 4.5% 10/1/2043	74,722	73,721
Freddie Mac Gold Pool 4.5% 10/1/2048	1,049,843	1,027,527
Freddie Mac Gold Pool 4.5% 10/1/2048	410,828	399,784
Freddie Mac Gold Pool 4.5% 11/1/2031	7,146	7,132
Freddie Mac Gold Pool 4.5% 11/1/2039	1,991	1,975
Freddie Mac Gold Pool 4.5% 11/1/2040	29,196	28,947
Freddie Mac Gold Pool 4.5% 11/1/2040	5,786	5,738
Freddie Mac Gold Pool 4.5% 11/1/2044	391,492	385,819
Freddie Mac Gold Pool 4.5% 11/1/2044	14,679	14,478
Freddie Mac Gold Pool 4.5% 12/1/2039	1,041	1,033
Freddie Mac Gold Pool 4.5% 12/1/2040	47,620	47,197
Freddie Mac Gold Pool 4.5% 12/1/2040	41,417	40,977
Freddie Mac Gold Pool 4.5% 12/1/2040	2,632	2,605
Freddie Mac Gold Pool 4.5% 12/1/2044	88,915	87,615
Freddie Mac Gold Pool 4.5% 12/1/2044	14,891	14,687
Freddie Mac Gold Pool 4.5% 12/1/2045	351,560	348,802
Freddie Mac Gold Pool 4.5% 12/1/2046	117,756	115,327
Freddie Mac Gold Pool 4.5% 12/1/2048	2,226,475	2,174,279
Freddie Mac Gold Pool 4.5% 12/1/2052 (b)	19,422,855	18,884,098
Freddie Mac Gold Pool 4.5% 2/1/2037	2,817	2,800
Freddie Mac Gold Pool 4.5% 2/1/2040	7,955	7,892
Freddie Mac Gold Pool 4.5% 2/1/2041	186,487	184,927
Freddie Mac Gold Pool 4.5% 2/1/2041	134,897	133,740
Freddie Mac Gold Pool 4.5% 2/1/2041	126,711	125,630
Freddie Mac Gold Pool 4.5% 2/1/2041	96,674	95,878
Freddie Mac Gold Pool 4.5% 2/1/2041	93,113	92,102
Freddie Mac Gold Pool 4.5% 2/1/2041	82,546	81,900
Freddie Mac Gold Pool 4.5% 2/1/2041	58,267	57,646
Freddie Mac Gold Pool 4.5% 2/1/2041	54,445	53,861
Freddie Mac Gold Pool 4.5% 2/1/2041	9,842	9,764
Freddie Mac Gold Pool 4.5% 2/1/2044	36,132	35,677
Freddie Mac Gold Pool 4.5% 2/1/2047	448,015	438,772
Freddie Mac Gold Pool 4.5% 3/1/2041	713,218	706,998
Freddie Mac Gold Pool 4.5% 3/1/2041	511,240	506,759
Freddie Mac Gold Pool 4.5% 3/1/2041	116,127	114,902
Freddie Mac Gold Pool 4.5% 3/1/2041	73,412	72,777
Freddie Mac Gold Pool 4.5% 3/1/2041	53,089	52,649
Freddie Mac Gold Pool 4.5% 3/1/2041	13,960	13,840
Freddie Mac Gold Pool 4.5% 3/1/2042	5,022	4,979
Freddie Mac Gold Pool 4.5% 3/1/2044	28,007	27,632
Freddie Mac Gold Pool 4.5% 4/1/2041	1,208,399	1,197,954
Freddie Mac Gold Pool 4.5% 4/1/2041	978,450	969,994
Freddie Mac Gold Pool 4.5% 4/1/2041	126,870	125,477
Freddie Mac Gold Pool 4.5% 4/1/2041	123,033	121,733
Freddie Mac Gold Pool 4.5% 4/1/2041	7,774	7,688
Freddie Mac Gold Pool 4.5% 4/1/2041	2,589	2,562
Freddie Mac Gold Pool 4.5% 4/1/2048	311,283	303,013
Freddie Mac Gold Pool 4.5% 5/1/2035	21,329	21,208
Freddie Mac Gold Pool 4.5% 5/1/2039	301,747	299,478
Freddie Mac Gold Pool 4.5% 5/1/2040	6,338	6,286
Freddie Mac Gold Pool 4.5% 5/1/2040	3,852	3,824
Freddie Mac Gold Pool 4.5% 5/1/2041	132,821	131,358
Freddie Mac Gold Pool 4.5% 5/1/2041	88,359	87,588
Freddie Mac Gold Pool 4.5% 5/1/2041	29,269	29,017
Freddie Mac Gold Pool 4.5% 5/1/2045	416,384	409,095
Freddie Mac Gold Pool 4.5% 5/1/2047	1,355,843	1,327,446
Freddie Mac Gold Pool 4.5% 5/1/2047	998,314	977,717
Freddie Mac Gold Pool 4.5% 5/1/2047	467,892	458,239
Freddie Mac Gold Pool 4.5% 6/1/2038	25,707	25,560
Freddie Mac Gold Pool 4.5% 6/1/2039	8,707	8,636
Freddie Mac Gold Pool 4.5% 6/1/2040	13,317	13,208
Freddie Mac Gold Pool 4.5% 6/1/2041	121,055	120,102
Freddie Mac Gold Pool 4.5% 6/1/2041	94,592	93,576
Freddie Mac Gold Pool 4.5% 6/1/2041	58,957	58,335
Freddie Mac Gold Pool 4.5% 6/1/2041	49,548	49,148
Freddie Mac Gold Pool 4.5% 6/1/2041	40,048	39,759
Freddie Mac Gold Pool 4.5% 6/1/2041	22,089	21,855
Freddie Mac Gold Pool 4.5% 6/1/2041	5,711	5,651
Freddie Mac Gold Pool 4.5% 6/1/2047	1,942,390	1,901,710
Freddie Mac Gold Pool 4.5% 6/1/2047	261,659	256,179
Freddie Mac Gold Pool 4.5% 7/1/2040	93,595	92,829
Freddie Mac Gold Pool 4.5% 7/1/2040	43,558	43,177
Freddie Mac Gold Pool 4.5% 7/1/2040	36,641	36,332
Freddie Mac Gold Pool 4.5% 7/1/2040	1,623	1,609
Freddie Mac Gold Pool 4.5% 7/1/2041	26,221	25,994
Freddie Mac Gold Pool 4.5% 7/1/2044	8,545	8,425
Freddie Mac Gold Pool 4.5% 7/1/2047	825,075	807,795
Freddie Mac Gold Pool 4.5% 7/1/2047	466,250	456,777
Freddie Mac Gold Pool 4.5% 7/1/2047	214,652	210,156
Freddie Mac Gold Pool 4.5% 8/1/2033	9,457	9,411
Freddie Mac Gold Pool 4.5% 8/1/2035	2,543	2,529
Freddie Mac Gold Pool 4.5% 8/1/2035	308	307
Freddie Mac Gold Pool 4.5% 8/1/2039	1,597	1,584
Freddie Mac Gold Pool 4.5% 8/1/2040	32,563	32,289
Freddie Mac Gold Pool 4.5% 8/1/2040	19,755	19,586
Freddie Mac Gold Pool 4.5% 8/1/2040	5,138	5,094
Freddie Mac Gold Pool 4.5% 8/1/2040	3,059	3,033
Freddie Mac Gold Pool 4.5% 8/1/2041	408,750	405,245
Freddie Mac Gold Pool 4.5% 8/1/2041	36,267	35,967
Freddie Mac Gold Pool 4.5% 8/1/2041	34,881	34,505
Freddie Mac Gold Pool 4.5% 8/1/2041	32,752	32,472
Freddie Mac Gold Pool 4.5% 9/1/2039	122,856	122,025
Freddie Mac Gold Pool 4.5% 9/1/2039	1,889	1,874
Freddie Mac Gold Pool 4.5% 9/1/2039	368	365
Freddie Mac Gold Pool 4.5% 9/1/2040	60,123	59,616
Freddie Mac Gold Pool 4.5% 9/1/2041	750,645	744,068
Freddie Mac Gold Pool 4.5% 9/1/2041	589,731	584,668
Freddie Mac Gold Pool 4.5% 9/1/2041	545,210	540,745
Freddie Mac Gold Pool 4.5% 9/1/2041	46,468	46,075
Freddie Mac Gold Pool 4.5% 9/1/2041	28,940	28,690
Freddie Mac Gold Pool 5% 1/1/2035	221,178	222,214
Freddie Mac Gold Pool 5% 1/1/2037	9,891	9,944
Freddie Mac Gold Pool 5% 1/1/2040	152,648	153,504
Freddie Mac Gold Pool 5% 1/1/2040	47,732	48,099
Freddie Mac Gold Pool 5% 1/1/2041	21,006	21,128
Freddie Mac Gold Pool 5% 1/1/2053	7,033,480	6,999,041
Freddie Mac Gold Pool 5% 10/1/2033	26,456	26,580
Freddie Mac Gold Pool 5% 10/1/2033	18,921	19,006
Freddie Mac Gold Pool 5% 10/1/2033	819	823
Freddie Mac Gold Pool 5% 10/1/2033	250	251
Freddie Mac Gold Pool 5% 10/1/2052	13,743,170	13,718,825
Freddie Mac Gold Pool 5% 11/1/2034	84	84
Freddie Mac Gold Pool 5% 11/1/2035	15,770	15,856
Freddie Mac Gold Pool 5% 11/1/2037	1,239	1,246
Freddie Mac Gold Pool 5% 11/1/2040	14,802	14,889
Freddie Mac Gold Pool 5% 11/1/2052	15,704,274	15,671,548
Freddie Mac Gold Pool 5% 11/1/2052	3,081,645	3,078,112
Freddie Mac Gold Pool 5% 11/1/2055	136,509	134,209
Freddie Mac Gold Pool 5% 12/1/2033	11,987	12,045
Freddie Mac Gold Pool 5% 12/1/2033	8,796	8,837
Freddie Mac Gold Pool 5% 12/1/2033	3,034	3,047
Freddie Mac Gold Pool 5% 12/1/2034	1,283	1,290
Freddie Mac Gold Pool 5% 12/1/2035	2,236,904	2,259,681
Freddie Mac Gold Pool 5% 12/1/2035	40,712	40,939
Freddie Mac Gold Pool 5% 12/1/2039	3,704	3,725
Freddie Mac Gold Pool 5% 12/1/2052 (e)	7,146,906	7,132,013
Freddie Mac Gold Pool 5% 12/1/2052	2,085,772	2,076,211
Freddie Mac Gold Pool 5% 12/1/2052	1,835,085	1,831,261
Freddie Mac Gold Pool 5% 12/1/2052	1,674,885	1,667,208
Freddie Mac Gold Pool 5% 2/1/2035	24,960	25,068
Freddie Mac Gold Pool 5% 2/1/2040	12,955	13,030
Freddie Mac Gold Pool 5% 2/1/2041	47,323	47,599
Freddie Mac Gold Pool 5% 2/1/2041	17,383	17,484
Freddie Mac Gold Pool 5% 3/1/2038	1,746,549	1,765,970
Freddie Mac Gold Pool 5% 3/1/2041	98,020	98,592
Freddie Mac Gold Pool 5% 3/1/2041	96,330	96,885
Freddie Mac Gold Pool 5% 3/1/2056	71,698,310	70,484,629
Freddie Mac Gold Pool 5% 4/1/2034	8,914	8,959
Freddie Mac Gold Pool 5% 4/1/2035	60,392	60,685
Freddie Mac Gold Pool 5% 4/1/2035	23,530	23,657
Freddie Mac Gold Pool 5% 4/1/2035	15,568	15,651
Freddie Mac Gold Pool 5% 4/1/2036	134,745	135,482
Freddie Mac Gold Pool 5% 4/1/2038	156,870	157,769
Freddie Mac Gold Pool 5% 4/1/2040	243,260	244,654
Freddie Mac Gold Pool 5% 4/1/2041	33,293	33,488
Freddie Mac Gold Pool 5% 4/1/2056	750,000	737,452
Freddie Mac Gold Pool 5% 5/1/2034	10,494	10,543
Freddie Mac Gold Pool 5% 5/1/2034	5,171	5,195
Freddie Mac Gold Pool 5% 5/1/2034	3,820	3,840
Freddie Mac Gold Pool 5% 5/1/2034	708	711
Freddie Mac Gold Pool 5% 5/1/2035	58,391	58,702
Freddie Mac Gold Pool 5% 5/1/2035	1,439	1,445
Freddie Mac Gold Pool 5% 5/1/2040	34,623	34,817
Freddie Mac Gold Pool 5% 5/1/2041	85,355	85,854
Freddie Mac Gold Pool 5% 5/1/2052	363,361	363,852
Freddie Mac Gold Pool 5% 5/1/2056	26,599,823	26,149,552
Freddie Mac Gold Pool 5% 6/1/2035	10,911	10,966
Freddie Mac Gold Pool 5% 6/1/2035	4,910	4,937
Freddie Mac Gold Pool 5% 6/1/2038	3,315	3,334
Freddie Mac Gold Pool 5% 6/1/2038	2,737	2,753
Freddie Mac Gold Pool 5% 6/1/2040	134,146	134,909
Freddie Mac Gold Pool 5% 6/1/2040	91,167	91,684
Freddie Mac Gold Pool 5% 6/1/2041	3,749,322	3,770,949
Freddie Mac Gold Pool 5% 6/1/2041	106,314	106,937
Freddie Mac Gold Pool 5% 6/1/2052	6,723,720	6,724,417
Freddie Mac Gold Pool 5% 6/1/2052	998,072	999,423
Freddie Mac Gold Pool 5% 6/1/2056	20,935,336	20,581,768
Freddie Mac Gold Pool 5% 7/1/2034	141	142
Freddie Mac Gold Pool 5% 7/1/2035	379,564	381,511
Freddie Mac Gold Pool 5% 7/1/2035	52,165	52,449
Freddie Mac Gold Pool 5% 7/1/2035	2,899	2,915
Freddie Mac Gold Pool 5% 7/1/2035	1,901	1,911
Freddie Mac Gold Pool 5% 7/1/2035	903	908
Freddie Mac Gold Pool 5% 7/1/2035	569	573
Freddie Mac Gold Pool 5% 7/1/2035	475	478
Freddie Mac Gold Pool 5% 7/1/2035	321	323
Freddie Mac Gold Pool 5% 7/1/2040	17,863	17,967
Freddie Mac Gold Pool 5% 7/1/2040	1,002	1,008
Freddie Mac Gold Pool 5% 7/1/2041	95,952	96,513
Freddie Mac Gold Pool 5% 7/1/2041	69,273	69,674
Freddie Mac Gold Pool 5% 7/1/2041	65,803	66,188
Freddie Mac Gold Pool 5% 7/1/2041	43,944	44,198
Freddie Mac Gold Pool 5% 7/1/2041	42,986	43,234
Freddie Mac Gold Pool 5% 7/1/2041	38,968	39,126
Freddie Mac Gold Pool 5% 7/1/2041	24,572	24,701
Freddie Mac Gold Pool 5% 7/1/2056	11,298,904	11,107,641
Freddie Mac Gold Pool 5% 8/1/2033	6,358	6,389
Freddie Mac Gold Pool 5% 8/1/2033	2,019	2,028
Freddie Mac Gold Pool 5% 8/1/2034	93,126	93,583
Freddie Mac Gold Pool 5% 8/1/2035	6,881	6,916
Freddie Mac Gold Pool 5% 8/1/2035	1,011	1,017
Freddie Mac Gold Pool 5% 8/1/2036	1,128	1,134
Freddie Mac Gold Pool 5% 8/1/2040	35,651,309	35,847,206
Freddie Mac Gold Pool 5% 8/1/2040	191,015	192,141
Freddie Mac Gold Pool 5% 8/1/2040	3,844	3,866
Freddie Mac Gold Pool 5% 9/1/2033	21,231	21,327
Freddie Mac Gold Pool 5% 9/1/2035	38,820	39,034
Freddie Mac Gold Pool 5% 9/1/2035	2,262	2,274
Freddie Mac Gold Pool 5% 9/1/2035	249	250
Freddie Mac Gold Pool 5% 9/1/2052	1,438,613	1,430,670
Freddie Mac Gold Pool 5.5% 1/1/2055	2,227,962	2,240,134
Freddie Mac Gold Pool 5.5% 1/1/2056	29,978,028	30,516,529
Freddie Mac Gold Pool 5.5% 2/1/2054	1,620,423	1,633,833
Freddie Mac Gold Pool 5.5% 3/1/2053 (g)(h)	29,818,063	30,437,554
Freddie Mac Gold Pool 5.5% 5/1/2053	5,355,059	5,434,519
Freddie Mac Gold Pool 5.5% 5/1/2055	390,983	393,449
Freddie Mac Gold Pool 6% 1/1/2029	261	266
Freddie Mac Gold Pool 6% 1/1/2029	51	52
Freddie Mac Gold Pool 6% 1/1/2032	5,275	5,391
Freddie Mac Gold Pool 6% 1/1/2032	3,239	3,310
Freddie Mac Gold Pool 6% 10/1/2032	2,575	2,637
Freddie Mac Gold Pool 6% 10/1/2039	914,339	939,484
Freddie Mac Gold Pool 6% 10/1/2039	521,171	535,503
Freddie Mac Gold Pool 6% 10/1/2040	7,176,158	7,373,503
Freddie Mac Gold Pool 6% 11/1/2029	210	215
Freddie Mac Gold Pool 6% 11/1/2031	3,456	3,532
Freddie Mac Gold Pool 6% 11/1/2032	29,017	29,682
Freddie Mac Gold Pool 6% 12/1/2032	1,355	1,386
Freddie Mac Gold Pool 6% 12/1/2037	80,847	83,900
Freddie Mac Gold Pool 6% 12/1/2037	22,042	22,833
Freddie Mac Gold Pool 6% 12/1/2039	199,355	204,838
Freddie Mac Gold Pool 6% 12/1/2052	1,207,432	1,252,120
Freddie Mac Gold Pool 6% 12/1/2055	8,359,043	8,648,168
Freddie Mac Gold Pool 6% 2/1/2029	149	152
Freddie Mac Gold Pool 6% 2/1/2029	113	115
Freddie Mac Gold Pool 6% 2/1/2029	62	63
Freddie Mac Gold Pool 6% 2/1/2055	11,917,579	12,411,721
Freddie Mac Gold Pool 6% 2/1/2055	5,392,405	5,603,774
Freddie Mac Gold Pool 6% 2/1/2055	3,611,689	3,752,131
Freddie Mac Gold Pool 6% 2/1/2056	8,021,608	8,277,303
Freddie Mac Gold Pool 6% 3/1/2029	202	206
Freddie Mac Gold Pool 6% 3/1/2029	59	60
Freddie Mac Gold Pool 6% 3/1/2029	48	49
Freddie Mac Gold Pool 6% 3/1/2040	63,492	65,239
Freddie Mac Gold Pool 6% 3/1/2040	51,333	52,745
Freddie Mac Gold Pool 6% 3/1/2056	1,519,949	1,572,521
Freddie Mac Gold Pool 6% 4/1/2029	24	25
Freddie Mac Gold Pool 6% 4/1/2031	2,665	2,723
Freddie Mac Gold Pool 6% 4/1/2033	8,865	9,074
Freddie Mac Gold Pool 6% 4/1/2040	7,868,603	8,081,922
Freddie Mac Gold Pool 6% 4/1/2040	4,013,931	4,124,314
Freddie Mac Gold Pool 6% 4/1/2054 (f)	11,195,508	11,634,347
Freddie Mac Gold Pool 6% 4/1/2054	547,646	564,265
Freddie Mac Gold Pool 6% 5/1/2029	80	82
Freddie Mac Gold Pool 6% 5/1/2033	61,624	62,981
Freddie Mac Gold Pool 6% 5/1/2040	2,740,879	2,816,254
Freddie Mac Gold Pool 6% 5/1/2040	79,575	81,764
Freddie Mac Gold Pool 6% 5/1/2054	16,661,589	17,325,098
Freddie Mac Gold Pool 6% 6/1/2029	1,013	1,036
Freddie Mac Gold Pool 6% 6/1/2029	195	200
Freddie Mac Gold Pool 6% 6/1/2029	68	70
Freddie Mac Gold Pool 6% 6/1/2031	938	958
Freddie Mac Gold Pool 6% 6/1/2040	4,582,885	4,708,915
Freddie Mac Gold Pool 6% 6/1/2040	319,887	328,683
Freddie Mac Gold Pool 6% 6/1/2040	221,524	227,615
Freddie Mac Gold Pool 6% 6/1/2056	34,557,042	35,871,101
Freddie Mac Gold Pool 6% 7/1/2028	15	15
Freddie Mac Gold Pool 6% 7/1/2029	341	348
Freddie Mac Gold Pool 6% 7/1/2029	183	187
Freddie Mac Gold Pool 6% 7/1/2029	158	162
Freddie Mac Gold Pool 6% 7/1/2029	153	157
Freddie Mac Gold Pool 6% 7/1/2029	149	152
Freddie Mac Gold Pool 6% 7/1/2029	108	111
Freddie Mac Gold Pool 6% 7/1/2029	21	21
Freddie Mac Gold Pool 6% 7/1/2029	17	17
Freddie Mac Gold Pool 6% 7/1/2032	6,910	7,062
Freddie Mac Gold Pool 6% 7/1/2033	9,037	9,269
Freddie Mac Gold Pool 6% 7/1/2037	11,667	12,087
Freddie Mac Gold Pool 6% 7/1/2039	19,346,449	19,889,071
Freddie Mac Gold Pool 6% 8/1/2037	180,527	186,679
Freddie Mac Gold Pool 6% 8/1/2055	16,498,568	17,136,251
Freddie Mac Gold Pool 6% 8/1/2055	13,539,600	14,032,241
Freddie Mac Gold Pool 6% 9/1/2033	53,680	55,009
Freddie Mac Gold Pool 6% 9/1/2039	29,900	30,722
Freddie Mac Gold Pool 6% 9/1/2054	9,956,327	10,352,814
Freddie Mac Gold Pool 6.5% 1/1/2032	21,714	22,461
Freddie Mac Gold Pool 6.5% 1/1/2054	13,075,260	13,708,154
Freddie Mac Gold Pool 6.5% 1/1/2054	4,760,554	4,991,132
Freddie Mac Gold Pool 6.5% 10/1/2032	16,298	16,859
Freddie Mac Gold Pool 6.5% 10/1/2053	3,641,267	3,818,656
Freddie Mac Gold Pool 6.5% 10/1/2055	3,193,249	3,349,062
Freddie Mac Gold Pool 6.5% 11/1/2055	751,087	784,860
Freddie Mac Gold Pool 6.5% 12/1/2053	1,916,580	2,013,183
Freddie Mac Gold Pool 6.5% 2/1/2037	1,241	1,284
Freddie Mac Gold Pool 6.5% 2/1/2056	10,569,280	11,118,031
Freddie Mac Gold Pool 6.5% 3/1/2032	49	51
Freddie Mac Gold Pool 6.5% 3/1/2036	179,984	186,179
Freddie Mac Gold Pool 6.5% 3/1/2037	2,113	2,215
Freddie Mac Gold Pool 6.5% 4/1/2032	1,969	2,037
Freddie Mac Gold Pool 6.5% 4/1/2056	20,075,993	21,119,896
Freddie Mac Gold Pool 6.5% 5/1/2054	8,172,804	8,570,954
Freddie Mac Gold Pool 6.5% 5/1/2055	30,359,321	31,828,830
Freddie Mac Gold Pool 6.5% 6/1/2054	11,584,495	12,163,330
Freddie Mac Gold Pool 6.5% 7/1/2032	519	537
Freddie Mac Gold Pool 6.5% 8/1/2032	7,527	7,786
Freddie Mac Gold Pool 6.5% 8/1/2032	5,332	5,516
Freddie Mac Gold Pool 6.5% 8/1/2032	5,120	5,296
Freddie Mac Gold Pool 6.5% 9/1/2039	449,022	471,004
Freddie Mac Gold Pool 6.5% 9/1/2053	490,871	515,398
Freddie Mac Gold Pool 7% 1/1/2036	10,657	11,246
Freddie Mac Gold Pool 7% 1/1/2054	152,464	162,638
Freddie Mac Gold Pool 7% 10/1/2055	177,052	189,310
Freddie Mac Gold Pool 7% 10/1/2055	125,361	134,089
Freddie Mac Gold Pool 7% 10/1/2055	92,589	99,036
Freddie Mac Gold Pool 7% 11/1/2026	109	109
Freddie Mac Gold Pool 7% 11/1/2034	18,009	19,004
Freddie Mac Gold Pool 7% 11/1/2034	15,809	16,682
Freddie Mac Gold Pool 7% 11/1/2055	1,025,512	1,099,553
Freddie Mac Gold Pool 7% 11/1/2055	850,761	912,983
Freddie Mac Gold Pool 7% 11/1/2055	699,483	752,281
Freddie Mac Gold Pool 7% 11/1/2055	425,281	458,179
Freddie Mac Gold Pool 7% 11/1/2055	185,838	197,963
Freddie Mac Gold Pool 7% 11/1/2055	183,764	195,550
Freddie Mac Gold Pool 7% 11/1/2055	174,308	185,385
Freddie Mac Gold Pool 7% 11/1/2055	105,154	111,382
Freddie Mac Gold Pool 7% 11/1/2055	95,682	101,951
Freddie Mac Gold Pool 7% 12/1/2053	87,648	93,662
Freddie Mac Gold Pool 7% 12/1/2053	72,073	76,937
Freddie Mac Gold Pool 7% 12/1/2054	124,974	132,408
Freddie Mac Gold Pool 7% 12/1/2055	125,051	132,516
Freddie Mac Gold Pool 7% 3/1/2054	109,785	116,632
Freddie Mac Gold Pool 7% 3/1/2054	82,813	88,152
Freddie Mac Gold Pool 7% 3/1/2054	81,562	86,833
Freddie Mac Gold Pool 7% 4/1/2032	6,153	6,493
Freddie Mac Gold Pool 7% 5/1/2055	135,335	144,047
Freddie Mac Gold Pool 7% 7/1/2029	24,175	25,510
Freddie Mac Gold Pool 7% 7/1/2054	72,121	76,816
Freddie Mac Gold Pool 7% 7/1/2054	65,660	70,025
Freddie Mac Gold Pool 7% 8/1/2026	37	37
Freddie Mac Gold Pool 7% 8/1/2054	184,033	195,888
Freddie Mac Gold Pool 7% 9/1/2026	350	350
Freddie Mac Gold Pool 7% 9/1/2035	45,165	47,660
Freddie Mac Gold Pool 7% 9/1/2055	117,505	125,806
Freddie Mac Gold Pool 7.5% 1/1/2027	541	543
Freddie Mac Gold Pool 7.5% 10/1/2027	39	39
Freddie Mac Gold Pool 7.5% 10/1/2030	71	74
Freddie Mac Gold Pool 7.5% 11/1/2029	4,823	4,973
Freddie Mac Gold Pool 7.5% 11/1/2030	6,572	6,747
Freddie Mac Gold Pool 7.5% 11/1/2030	249	260
Freddie Mac Gold Pool 7.5% 11/1/2030	8	9
Freddie Mac Gold Pool 7.5% 11/1/2031	355	372
Freddie Mac Gold Pool 7.5% 12/1/2029	885	908
Freddie Mac Gold Pool 7.5% 3/1/2027	5	5
Freddie Mac Gold Pool 7.5% 4/1/2028	49	49
Freddie Mac Gold Pool 7.5% 5/1/2031	240	249
Freddie Mac Gold Pool 7.5% 6/1/2027	53	54
Freddie Mac Gold Pool 7.5% 6/1/2032	4,279	4,485
Freddie Mac Gold Pool 7.5% 9/1/2030	277	287
Freddie Mac Gold Pool 7.5% 9/1/2030	36	37
Freddie Mac Gold Pool 7.5% 9/1/2031	5,615	5,856
Freddie Mac Gold Pool 8% 11/1/2031	758	787
Freddie Mac Gold Pool 8% 12/1/2026	13	13
Freddie Mac Gold Pool 8% 2/1/2030	59	61
Freddie Mac Gold Pool 8% 4/1/2032	99	103
Freddie Mac Gold Pool 8% 8/1/2030	1,648	1,701
Freddie Mac Gold Pool 8% 8/1/2030	57	59
Freddie Mac Gold Pool 8% 8/1/2030	20	21
Freddie Mac Gold Pool 8% 9/1/2030	48	49
Freddie Mac Gold Pool 8.5% 1/1/2028	4	4
Freddie Mac Gold Pool 8.5% 12/1/2027	5	5
Freddie Mac Gold Pool 8.5% 5/1/2027	7	7
Freddie Mac Gold Pool 8.5% 8/1/2026	3	3
Freddie Mac Gold Pool 8.5% 8/1/2027	319	322
Freddie Mac Gold Pool 8.5% 8/1/2027	172	174
Freddie Mac Gold Pool 8.5% 8/1/2027	3	3
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	4,795,007	4,967,976
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,326,539	2,442,788
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,160,812	2,271,481
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	636,580	671,820
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (c)(d)	8,073	8,206
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (c)(d)	24,428	24,951
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (c)(d)	31,200	31,953
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (c)(d)	255,734	265,831
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.375% 7/1/2041 (c)(d)	26,280	27,314
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.433% 9/1/2041 (c)(d)	71,170	74,082
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.18% 5/1/2035 (c)(d)	61,705	63,486
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (c)(d)	22,050	22,765
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (c)(d)	1,799	1,870
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (c)(d)	9,764	10,197
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.134% 5/1/2041 (c)(d)	22,586	23,519
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.202% 5/1/2041 (c)(d)	13,700	14,271
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.296% 6/1/2041 (c)(d)	24,704	25,749
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	1,975	2,061
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9458%, 6.49% 10/1/2042 (c)(d)	29,359	30,672
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.227% 4/1/2038 (c)(d)	18,130	18,839
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	287	293
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.641% 7/1/2036 (c)(d)	15,123	15,683
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.611% 6/1/2033 (c)(d)	29,944	30,549
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2477%, 5.872% 1/1/2035 (c)(d)	1,787	1,839
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 5.864% 6/1/2033 (c)(d)	42,248	43,209
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.306% 3/1/2035 (c)(d)	85,854	88,326
Freddie Mac Non Gold Pool 3.5% 5/1/2049	966,264	890,268
Freddie Mac Non Gold Pool 4% 9/1/2040	11,433	11,069
Freddie Mac Non Gold Pool 5.5% 1/1/2055	284,286	286,017
Freddie Mac Non Gold Pool 5.5% 11/1/2054	10,711,779	10,780,343
Freddie Mac Non Gold Pool 5.5% 8/1/2053	11,468,420	11,674,431
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,603,807	3,662,912
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,539,097	3,602,670
Freddie Mac Non Gold Pool 5.5% 9/1/2054	9,407,551	9,547,142
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (c)(d)	12,317	12,473
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 5.681% 4/1/2035 (c)(d)	33,030	33,874
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.702% 10/1/2036 (c)(d)	20,960	21,458
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.993%, 6.064% 10/1/2035 (c)(d)	24,438	25,101
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.135% 6/1/2037 (c)(d)	11,211	11,621
Freddie Mac Non Gold Pool 6% 6/1/2053	5,174,360	5,365,864
Freddie Mac Non Gold Pool 6% 6/1/2053	4,981,729	5,139,639
Freddie Mac Non Gold Pool 6% 7/1/2053	5,048,677	5,235,529
Freddie Mac Non Gold Pool 6.5% 1/1/2055	3,994,392	4,185,240
Freddie Mac Non Gold Pool 7% 1/1/2055	133,436	142,247
Freddie Mac Non Gold Pool 7% 1/1/2055	72,860	77,539
Freddie Mac Non Gold Pool 7% 10/1/2055	103,013	110,450
Freddie Mac Non Gold Pool 7% 11/1/2055	393,433	418,335
Freddie Mac Non Gold Pool 7% 12/1/2053	167,635	178,737
Freddie Mac Non Gold Pool 7% 12/1/2054	95,230	102,046
Freddie Mac Non Gold Pool 7% 3/1/2055	229,661	244,126
Freddie Mac Non Gold Pool 7% 7/1/2055	109,827	117,756
Freddie Mac Non Gold Pool 7% 9/1/2055	88,391	93,707
Ginnie Mae I Pool 2% 11/20/2052	999,733	821,288
Ginnie Mae I Pool 2.5% 1/20/2052	8,005,178	6,828,376
Ginnie Mae I Pool 2.5% 12/20/2051	12,246,800	10,438,804
Ginnie Mae I Pool 2.5% 12/20/2051	8,210,839	6,988,408
Ginnie Mae I Pool 2.5% 12/20/2051	6,494,938	5,540,149
Ginnie Mae I Pool 2.5% 12/20/2052	17,953	15,366
Ginnie Mae I Pool 2.5% 8/20/2051	45,467,252	38,726,500
Ginnie Mae I Pool 3% 1/20/2050	98,019	87,263
Ginnie Mae I Pool 3% 1/20/2050	73,320	65,274
Ginnie Mae I Pool 3% 12/15/2042	478,141	435,446
Ginnie Mae I Pool 3% 12/20/2042	585,014	530,807
Ginnie Mae I Pool 3% 2/15/2045	262,798	237,583
Ginnie Mae I Pool 3% 2/15/2045	211,155	190,451
Ginnie Mae I Pool 3% 2/20/2050	7,554,183	6,725,225
Ginnie Mae I Pool 3% 2/20/2050	750,154	665,726
Ginnie Mae I Pool 3% 3/15/2045	423,621	382,210
Ginnie Mae I Pool 3% 3/20/2043	385,352	349,808
Ginnie Mae I Pool 3% 3/20/2043	158,051	143,634
Ginnie Mae I Pool 3% 4/15/2043	54,822	49,767
Ginnie Mae I Pool 3% 4/15/2043	44,042	40,124
Ginnie Mae I Pool 3% 4/15/2043	4,990	4,548
Ginnie Mae I Pool 3% 4/15/2043	4,926	4,547
Ginnie Mae I Pool 3% 4/15/2045	156,092	140,649
Ginnie Mae I Pool 3% 5/15/2042	65,033	59,512
Ginnie Mae I Pool 3% 5/15/2043	53,395	48,111
Ginnie Mae I Pool 3% 5/15/2043	40,768	37,195
Ginnie Mae I Pool 3% 5/15/2043	40,357	36,714
Ginnie Mae I Pool 3% 5/15/2043	15,519	14,079
Ginnie Mae I Pool 3% 5/15/2045	2,607	2,347
Ginnie Mae I Pool 3% 6/15/2043	58,795	53,643
Ginnie Mae I Pool 3% 6/15/2043	53,415	48,439
Ginnie Mae I Pool 3% 6/15/2043	24,461	22,488
Ginnie Mae I Pool 3.5% 1/15/2041	69,011	65,011
Ginnie Mae I Pool 3.5% 1/15/2041	15,049	14,143
Ginnie Mae I Pool 3.5% 1/15/2042	207,347	193,523
Ginnie Mae I Pool 3.5% 1/15/2042	149,766	139,919
Ginnie Mae I Pool 3.5% 1/15/2042	35,827	33,626
Ginnie Mae I Pool 3.5% 1/15/2042	4,339	4,069
Ginnie Mae I Pool 3.5% 1/15/2042	1,989	1,863
Ginnie Mae I Pool 3.5% 1/15/2043	240,897	225,113
Ginnie Mae I Pool 3.5% 1/15/2043	6,567	6,146
Ginnie Mae I Pool 3.5% 1/20/2050	71,149	65,194
Ginnie Mae I Pool 3.5% 1/20/2050	43,103	39,630
Ginnie Mae I Pool 3.5% 1/20/2050	41,933	38,514
Ginnie Mae I Pool 3.5% 1/20/2050	12,003	11,009
Ginnie Mae I Pool 3.5% 10/20/2052	5,241,348	4,762,081
Ginnie Mae I Pool 3.5% 11/15/2040	28,562	26,834
Ginnie Mae I Pool 3.5% 11/15/2041	243,491	229,379
Ginnie Mae I Pool 3.5% 11/15/2041	104,257	97,876
Ginnie Mae I Pool 3.5% 11/15/2041	2,600	2,434
Ginnie Mae I Pool 3.5% 11/15/2042	531,269	496,708
Ginnie Mae I Pool 3.5% 11/20/2049	277,779	255,048
Ginnie Mae I Pool 3.5% 11/20/2049	87,897	80,539
Ginnie Mae I Pool 3.5% 12/15/2040	5,560	5,227
Ginnie Mae I Pool 3.5% 12/15/2041	205,850	192,556
Ginnie Mae I Pool 3.5% 12/15/2041	193,891	181,187
Ginnie Mae I Pool 3.5% 12/15/2041	119,108	111,794
Ginnie Mae I Pool 3.5% 12/15/2041	17,349	16,309
Ginnie Mae I Pool 3.5% 2/15/2042	389,525	366,067
Ginnie Mae I Pool 3.5% 2/15/2042	267,183	250,935
Ginnie Mae I Pool 3.5% 2/15/2042	224,494	210,320
Ginnie Mae I Pool 3.5% 2/15/2042	215,001	202,183
Ginnie Mae I Pool 3.5% 2/15/2042	190,024	177,485
Ginnie Mae I Pool 3.5% 2/15/2042	140,929	131,565
Ginnie Mae I Pool 3.5% 2/15/2042	125,024	117,396
Ginnie Mae I Pool 3.5% 2/15/2042	76,387	71,582
Ginnie Mae I Pool 3.5% 2/15/2042	9,036	8,464
Ginnie Mae I Pool 3.5% 2/15/2043	1,029,922	964,645
Ginnie Mae I Pool 3.5% 2/15/2043	38,623	36,119
Ginnie Mae I Pool 3.5% 2/15/2044	161,781	150,223
Ginnie Mae I Pool 3.5% 2/20/2043	709,951	662,132
Ginnie Mae I Pool 3.5% 2/20/2050	417,182	382,262
Ginnie Mae I Pool 3.5% 3/15/2042	196,707	185,019
Ginnie Mae I Pool 3.5% 3/15/2042	111,487	104,841
Ginnie Mae I Pool 3.5% 3/15/2042	31,837	29,875
Ginnie Mae I Pool 3.5% 3/15/2042	18,296	17,172
Ginnie Mae I Pool 3.5% 3/15/2042	17,503	16,393
Ginnie Mae I Pool 3.5% 3/15/2043	7,148	6,678
Ginnie Mae I Pool 3.5% 3/20/2043	311,284	290,316
Ginnie Mae I Pool 3.5% 3/20/2043	259,798	242,118
Ginnie Mae I Pool 3.5% 4/15/2043	877,848	822,422
Ginnie Mae I Pool 3.5% 4/15/2043	171,281	159,555
Ginnie Mae I Pool 3.5% 4/20/2043	276,788	257,616
Ginnie Mae I Pool 3.5% 4/20/2043	111,017	103,404
Ginnie Mae I Pool 3.5% 5/15/2042	299,816	281,642
Ginnie Mae I Pool 3.5% 5/15/2042	214,135	201,240
Ginnie Mae I Pool 3.5% 5/15/2043	32,660	30,646
Ginnie Mae I Pool 3.5% 5/15/2043	31,563	29,423
Ginnie Mae I Pool 3.5% 5/15/2043	29,138	27,305
Ginnie Mae I Pool 3.5% 5/15/2043	12,695	11,878
Ginnie Mae I Pool 3.5% 5/20/2046	209,936	193,710
Ginnie Mae I Pool 3.5% 5/20/2046	124,901	115,165
Ginnie Mae I Pool 3.5% 5/20/2046	110,145	101,337
Ginnie Mae I Pool 3.5% 5/20/2046	104,779	96,711
Ginnie Mae I Pool 3.5% 5/20/2046	90,557	83,426
Ginnie Mae I Pool 3.5% 5/20/2046	56,485	51,972
Ginnie Mae I Pool 3.5% 6/15/2042	6,862	6,414
Ginnie Mae I Pool 3.5% 6/15/2043	70,505	65,678
Ginnie Mae I Pool 3.5% 6/15/2043	61,787	57,490
Ginnie Mae I Pool 3.5% 6/15/2043	43,621	40,783
Ginnie Mae I Pool 3.5% 6/15/2043	30,888	29,100
Ginnie Mae I Pool 3.5% 6/15/2043	23,708	22,111
Ginnie Mae I Pool 3.5% 6/15/2043	4,602	4,292
Ginnie Mae I Pool 3.5% 6/20/2046	493,841	453,584
Ginnie Mae I Pool 3.5% 6/20/2046	141,785	130,227
Ginnie Mae I Pool 3.5% 6/20/2046	132,296	122,012
Ginnie Mae I Pool 3.5% 6/20/2046	121,949	112,178
Ginnie Mae I Pool 3.5% 6/20/2046	110,966	101,920
Ginnie Mae I Pool 3.5% 6/20/2046	71,530	65,920
Ginnie Mae I Pool 3.5% 6/20/2046	47,622	43,784
Ginnie Mae I Pool 3.5% 7/15/2042	149,123	139,457
Ginnie Mae I Pool 3.5% 7/15/2042	49,971	46,744
Ginnie Mae I Pool 3.5% 7/15/2042	12,538	11,719
Ginnie Mae I Pool 3.5% 7/15/2043	26,939	25,125
Ginnie Mae I Pool 3.5% 7/20/2043	276,367	256,509
Ginnie Mae I Pool 3.5% 7/20/2046	5,826,318	5,372,680
Ginnie Mae I Pool 3.5% 8/15/2042	12,813	11,976
Ginnie Mae I Pool 3.5% 8/15/2043	18,561	17,295
Ginnie Mae I Pool 3.5% 8/20/2052	16,606,674	15,093,356
Ginnie Mae I Pool 3.5% 9/15/2041	1,768	1,661
Ginnie Mae I Pool 3.5% 9/15/2042	35,410	33,041
Ginnie Mae I Pool 3.5% 9/15/2042	18,025	16,835
Ginnie Mae I Pool 3.5% 9/15/2042	16,611	15,629
Ginnie Mae I Pool 3.5% 9/15/2042	9,638	8,995
Ginnie Mae I Pool 3.5% 9/15/2042	2,030	1,897
Ginnie Mae I Pool 3.5% 9/15/2043	10,591	9,885
Ginnie Mae I Pool 3.5% 9/20/2052	24,366,984	22,146,492
Ginnie Mae I Pool 4% 1/15/2040	37,078	35,726
Ginnie Mae I Pool 4% 1/15/2040	35,565	34,170
Ginnie Mae I Pool 4% 1/15/2041	187,968	180,399
Ginnie Mae I Pool 4% 1/15/2041	26,087	25,028
Ginnie Mae I Pool 4% 1/15/2041	7,312	7,017
Ginnie Mae I Pool 4% 1/15/2041	3,352	3,215
Ginnie Mae I Pool 4% 1/15/2042	25,105	24,046
Ginnie Mae I Pool 4% 1/15/2043	93,079	88,968
Ginnie Mae I Pool 4% 1/15/2047	388,749	368,343
Ginnie Mae I Pool 4% 1/15/2047	375,617	355,901
Ginnie Mae I Pool 4% 1/15/2047	289,205	274,024
Ginnie Mae I Pool 4% 1/15/2047	137,741	130,511
Ginnie Mae I Pool 4% 10/15/2039	43,429	41,830
Ginnie Mae I Pool 4% 10/15/2040	222,953	214,041
Ginnie Mae I Pool 4% 10/15/2040	187,174	179,864
Ginnie Mae I Pool 4% 10/15/2040	181,275	174,084
Ginnie Mae I Pool 4% 10/15/2040	23,213	22,299
Ginnie Mae I Pool 4% 10/15/2040	19,505	18,737
Ginnie Mae I Pool 4% 10/15/2040	10,949	10,532
Ginnie Mae I Pool 4% 10/15/2040	8,957	8,610
Ginnie Mae I Pool 4% 10/15/2041	978,871	937,734
Ginnie Mae I Pool 4% 10/15/2041	365,107	350,137
Ginnie Mae I Pool 4% 10/15/2041	244,461	234,509
Ginnie Mae I Pool 4% 10/15/2041	195,233	187,285
Ginnie Mae I Pool 4% 10/15/2041	127,611	122,324
Ginnie Mae I Pool 4% 10/15/2041	95,410	91,684
Ginnie Mae I Pool 4% 10/15/2041	82,674	79,074
Ginnie Mae I Pool 4% 10/15/2041	60,601	58,082
Ginnie Mae I Pool 4% 10/15/2041	45,021	43,195
Ginnie Mae I Pool 4% 10/15/2041	37,949	36,438
Ginnie Mae I Pool 4% 10/15/2041	21,594	20,741
Ginnie Mae I Pool 4% 10/15/2041	12,720	12,166
Ginnie Mae I Pool 4% 10/20/2042	692,783	660,591
Ginnie Mae I Pool 4% 11/15/2039	31,650	30,502
Ginnie Mae I Pool 4% 11/15/2040	55,673	53,423
Ginnie Mae I Pool 4% 11/15/2040	12,422	11,947
Ginnie Mae I Pool 4% 11/15/2040	5,292	5,089
Ginnie Mae I Pool 4% 11/15/2041	626,463	600,597
Ginnie Mae I Pool 4% 11/15/2041	60,254	57,683
Ginnie Mae I Pool 4% 11/15/2041	6,887	6,604
Ginnie Mae I Pool 4% 11/15/2041	3,252	3,121
Ginnie Mae I Pool 4% 11/15/2042	31,219	29,854
Ginnie Mae I Pool 4% 12/15/2039	108,054	103,850
Ginnie Mae I Pool 4% 12/15/2039	18,400	17,690
Ginnie Mae I Pool 4% 12/15/2040	1,256,509	1,205,725
Ginnie Mae I Pool 4% 12/15/2040	25,862	24,919
Ginnie Mae I Pool 4% 12/15/2040	16,706	16,041
Ginnie Mae I Pool 4% 12/15/2040	12,762	12,232
Ginnie Mae I Pool 4% 12/15/2040	8,650	8,293
Ginnie Mae I Pool 4% 12/15/2041	252,840	242,621
Ginnie Mae I Pool 4% 12/15/2041	204,474	195,848
Ginnie Mae I Pool 4% 12/15/2041	132,442	126,918
Ginnie Mae I Pool 4% 12/15/2041	73,365	70,304
Ginnie Mae I Pool 4% 12/15/2041	14,301	13,749
Ginnie Mae I Pool 4% 12/15/2041	10,678	10,237
Ginnie Mae I Pool 4% 12/15/2041	9,996	9,571
Ginnie Mae I Pool 4% 12/15/2042	23,877	22,862
Ginnie Mae I Pool 4% 12/15/2046	73,001	69,215
Ginnie Mae I Pool 4% 2/15/2040	163,641	157,150
Ginnie Mae I Pool 4% 2/15/2040	91,918	88,401
Ginnie Mae I Pool 4% 2/15/2040	90,157	86,595
Ginnie Mae I Pool 4% 2/15/2040	17,032	16,365
Ginnie Mae I Pool 4% 2/15/2041	78,900	75,770
Ginnie Mae I Pool 4% 2/15/2041	27,896	26,728
Ginnie Mae I Pool 4% 2/15/2041	6,006	5,768
Ginnie Mae I Pool 4% 2/15/2042	92,463	88,577
Ginnie Mae I Pool 4% 2/15/2045	183,849	175,104
Ginnie Mae I Pool 4% 3/15/2040	804,979	773,292
Ginnie Mae I Pool 4% 3/15/2041	406,756	390,620
Ginnie Mae I Pool 4% 3/15/2041	27,973	26,872
Ginnie Mae I Pool 4% 3/15/2041	13,715	13,134
Ginnie Mae I Pool 4% 3/15/2042	307,662	294,633
Ginnie Mae I Pool 4% 3/15/2042	50,724	48,499
Ginnie Mae I Pool 4% 3/15/2042	22,716	21,765
Ginnie Mae I Pool 4% 3/15/2042	5,488	5,254
Ginnie Mae I Pool 4% 3/20/2047	1,872,627	1,780,170
Ginnie Mae I Pool 4% 4/15/2040	63,429	60,884
Ginnie Mae I Pool 4% 4/15/2040	28,076	27,015
Ginnie Mae I Pool 4% 4/15/2041	83,797	80,435
Ginnie Mae I Pool 4% 4/15/2042	57,975	55,396
Ginnie Mae I Pool 4% 4/15/2043	133,620	127,718
Ginnie Mae I Pool 4% 4/15/2043	16,377	15,686
Ginnie Mae I Pool 4% 4/15/2046	2,784,228	2,649,870
Ginnie Mae I Pool 4% 4/20/2048	856,053	808,169
Ginnie Mae I Pool 4% 4/20/2048	844,890	797,631
Ginnie Mae I Pool 4% 5/15/2040	55,056	52,847
Ginnie Mae I Pool 4% 5/15/2041	5,474	5,283
Ginnie Mae I Pool 4% 5/15/2041	1,504	1,443
Ginnie Mae I Pool 4% 5/15/2043	24,987	23,831
Ginnie Mae I Pool 4% 5/15/2045	152,727	145,213
Ginnie Mae I Pool 4% 5/20/2041	20,363	19,558
Ginnie Mae I Pool 4% 5/20/2049	156,086	146,770
Ginnie Mae I Pool 4% 6/15/2041	53,556	51,360
Ginnie Mae I Pool 4% 6/15/2041	28,536	27,510
Ginnie Mae I Pool 4% 6/15/2041	27,236	26,078
Ginnie Mae I Pool 4% 6/15/2042	34,205	32,673
Ginnie Mae I Pool 4% 6/15/2042	1,604	1,533
Ginnie Mae I Pool 4% 6/15/2043	145,513	138,996
Ginnie Mae I Pool 4% 6/15/2043	6,236	5,970
Ginnie Mae I Pool 4% 6/15/2045	45,935	43,776
Ginnie Mae I Pool 4% 7/15/2039	40,980	39,412
Ginnie Mae I Pool 4% 7/15/2041	37,098	35,561
Ginnie Mae I Pool 4% 7/15/2041	29,815	28,619
Ginnie Mae I Pool 4% 7/15/2041	19,826	18,966
Ginnie Mae I Pool 4% 7/15/2041	18,977	18,156
Ginnie Mae I Pool 4% 7/15/2041	10,305	9,875
Ginnie Mae I Pool 4% 7/15/2041	6,515	6,247
Ginnie Mae I Pool 4% 7/15/2042	92,088	87,921
Ginnie Mae I Pool 4% 7/15/2045	125,052	118,900
Ginnie Mae I Pool 4% 7/15/2046	261,682	248,209
Ginnie Mae I Pool 4% 7/15/2046	209,610	199,026
Ginnie Mae I Pool 4% 8/15/2039	29,696	28,599
Ginnie Mae I Pool 4% 8/15/2039	17,227	16,557
Ginnie Mae I Pool 4% 8/15/2039	13,063	12,546
Ginnie Mae I Pool 4% 8/15/2040	8,701	8,363
Ginnie Mae I Pool 4% 8/15/2041	53,722	51,535
Ginnie Mae I Pool 4% 8/15/2041	37,333	35,870
Ginnie Mae I Pool 4% 8/15/2041	5,817	5,595
Ginnie Mae I Pool 4% 8/15/2042	89,961	85,946
Ginnie Mae I Pool 4% 8/15/2042	13,589	13,044
Ginnie Mae I Pool 4% 8/15/2042	3,788	3,639
Ginnie Mae I Pool 4% 8/15/2043	35,339	33,678
Ginnie Mae I Pool 4% 8/15/2043	24,832	23,662
Ginnie Mae I Pool 4% 8/15/2043	9,384	8,971
Ginnie Mae I Pool 4% 9/15/2039	26,901	25,953
Ginnie Mae I Pool 4% 9/15/2040	12,955	12,449
Ginnie Mae I Pool 4% 9/15/2041	280,276	268,704
Ginnie Mae I Pool 4% 9/15/2041	44,914	43,126
Ginnie Mae I Pool 4% 9/15/2041	44,630	42,813
Ginnie Mae I Pool 4% 9/15/2041	20,336	19,447
Ginnie Mae I Pool 4% 9/15/2041	12,997	12,446
Ginnie Mae I Pool 4% 9/15/2041	5,457	5,255
Ginnie Mae I Pool 4.5% 10/15/2039	20,544	20,215
Ginnie Mae I Pool 4.5% 10/15/2039	14,073	13,873
Ginnie Mae I Pool 4.5% 10/15/2039	3,727	3,675
Ginnie Mae I Pool 4.5% 10/15/2039	3,471	3,421
Ginnie Mae I Pool 4.5% 10/15/2040	3,388	3,337
Ginnie Mae I Pool 4.5% 11/15/2039	127,509	125,478
Ginnie Mae I Pool 4.5% 11/15/2039	48,535	47,802
Ginnie Mae I Pool 4.5% 11/15/2039	40,221	39,625
Ginnie Mae I Pool 4.5% 11/15/2039	35,732	35,208
Ginnie Mae I Pool 4.5% 11/15/2039	26,364	25,976
Ginnie Mae I Pool 4.5% 11/15/2039	24,420	24,091
Ginnie Mae I Pool 4.5% 11/15/2039	18,117	17,853
Ginnie Mae I Pool 4.5% 11/15/2039	14,834	14,619
Ginnie Mae I Pool 4.5% 11/15/2039	3,919	3,863
Ginnie Mae I Pool 4.5% 11/15/2039	3,710	3,658
Ginnie Mae I Pool 4.5% 11/15/2039	2,832	2,791
Ginnie Mae I Pool 4.5% 11/15/2039	2,102	2,070
Ginnie Mae I Pool 4.5% 11/15/2039	1,727	1,702
Ginnie Mae I Pool 4.5% 12/15/2039	35,169	34,702
Ginnie Mae I Pool 4.5% 2/15/2040	96,669	95,053
Ginnie Mae I Pool 4.5% 2/15/2040	88,594	87,295
Ginnie Mae I Pool 4.5% 2/15/2040	63,211	62,311
Ginnie Mae I Pool 4.5% 2/15/2040	55,441	54,639
Ginnie Mae I Pool 4.5% 2/15/2040	48,888	48,183
Ginnie Mae I Pool 4.5% 2/15/2040	36,056	35,578
Ginnie Mae I Pool 4.5% 2/15/2040	30,877	30,428
Ginnie Mae I Pool 4.5% 2/15/2040	28,562	28,143
Ginnie Mae I Pool 4.5% 2/15/2040	13,834	13,636
Ginnie Mae I Pool 4.5% 2/15/2040	5,697	5,614
Ginnie Mae I Pool 4.5% 2/15/2040	5,090	5,017
Ginnie Mae I Pool 4.5% 2/15/2040	934	920
Ginnie Mae I Pool 4.5% 2/15/2041	23,112	22,743
Ginnie Mae I Pool 4.5% 3/15/2040	240,428	236,918
Ginnie Mae I Pool 4.5% 3/15/2040	22,440	22,101
Ginnie Mae I Pool 4.5% 3/15/2040	15,997	15,764
Ginnie Mae I Pool 4.5% 3/15/2040	11,213	11,048
Ginnie Mae I Pool 4.5% 3/15/2041	1,481,822	1,458,236
Ginnie Mae I Pool 4.5% 3/15/2041	744,534	733,444
Ginnie Mae I Pool 4.5% 3/15/2041	203,014	200,026
Ginnie Mae I Pool 4.5% 3/15/2041	23,585	23,235
Ginnie Mae I Pool 4.5% 3/15/2041	3,302	3,251
Ginnie Mae I Pool 4.5% 3/15/2041	796	784
Ginnie Mae I Pool 4.5% 4/15/2040	106,725	105,219
Ginnie Mae I Pool 4.5% 4/15/2040	67,851	66,860
Ginnie Mae I Pool 4.5% 4/15/2040	51,902	51,060
Ginnie Mae I Pool 4.5% 4/15/2040	39,412	38,793
Ginnie Mae I Pool 4.5% 4/15/2040	22,220	21,866
Ginnie Mae I Pool 4.5% 4/15/2040	9,276	9,121
Ginnie Mae I Pool 4.5% 4/15/2040	9,080	8,929
Ginnie Mae I Pool 4.5% 4/15/2040	6,182	6,092
Ginnie Mae I Pool 4.5% 4/15/2041	60,607	59,669
Ginnie Mae I Pool 4.5% 5/15/2039	32,410	31,959
Ginnie Mae I Pool 4.5% 5/15/2040	115,869	114,178
Ginnie Mae I Pool 4.5% 5/15/2040	12,317	12,123
Ginnie Mae I Pool 4.5% 5/15/2041	59	59
Ginnie Mae I Pool 4.5% 6/15/2039	63,438	62,583
Ginnie Mae I Pool 4.5% 6/15/2039	59,651	58,802
Ginnie Mae I Pool 4.5% 6/15/2039	11,158	11,001
Ginnie Mae I Pool 4.5% 6/15/2039	8,711	8,589
Ginnie Mae I Pool 4.5% 6/15/2039	7,694	7,588
Ginnie Mae I Pool 4.5% 6/15/2040	474,904	467,203
Ginnie Mae I Pool 4.5% 6/15/2040	266,974	263,092
Ginnie Mae I Pool 4.5% 6/15/2040	144,277	142,145
Ginnie Mae I Pool 4.5% 6/15/2040	126,702	124,808
Ginnie Mae I Pool 4.5% 6/15/2040	69,658	68,642
Ginnie Mae I Pool 4.5% 6/15/2040	69,510	68,487
Ginnie Mae I Pool 4.5% 6/15/2040	59,878	59,000
Ginnie Mae I Pool 4.5% 6/15/2040	54,692	53,881
Ginnie Mae I Pool 4.5% 6/15/2040	7,782	7,668
Ginnie Mae I Pool 4.5% 6/15/2040	5,494	5,409
Ginnie Mae I Pool 4.5% 6/15/2041	881,368	867,786
Ginnie Mae I Pool 4.5% 7/15/2039	47,569	46,910
Ginnie Mae I Pool 4.5% 7/15/2039	19,212	18,941
Ginnie Mae I Pool 4.5% 7/15/2039	1,725	1,700
Ginnie Mae I Pool 4.5% 7/15/2040	202,653	199,682
Ginnie Mae I Pool 4.5% 7/15/2040	185,817	183,093
Ginnie Mae I Pool 4.5% 7/15/2040	142,301	140,249
Ginnie Mae I Pool 4.5% 7/15/2040	108,124	106,545
Ginnie Mae I Pool 4.5% 7/15/2040	100,090	98,629
Ginnie Mae I Pool 4.5% 7/15/2040	92,156	90,778
Ginnie Mae I Pool 4.5% 7/15/2040	14,844	14,622
Ginnie Mae I Pool 4.5% 7/15/2040	8,595	8,465
Ginnie Mae I Pool 4.5% 7/15/2040	3,460	3,409
Ginnie Mae I Pool 4.5% 7/15/2040	621	612
Ginnie Mae I Pool 4.5% 8/15/2039	520,401	513,059
Ginnie Mae I Pool 4.5% 8/15/2039	334,815	330,091
Ginnie Mae I Pool 4.5% 8/15/2039	274,361	270,542
Ginnie Mae I Pool 4.5% 8/15/2039	104,987	103,479
Ginnie Mae I Pool 4.5% 8/15/2039	48,838	48,168
Ginnie Mae I Pool 4.5% 8/15/2039	9,158	9,028
Ginnie Mae I Pool 4.5% 8/15/2040	62,430	61,511
Ginnie Mae I Pool 4.5% 8/15/2040	14,306	14,061
Ginnie Mae I Pool 4.5% 8/15/2040	5,823	5,732
Ginnie Mae I Pool 4.5% 8/15/2040	5,737	5,650
Ginnie Mae I Pool 4.5% 8/15/2040	4,344	4,281
Ginnie Mae I Pool 4.5% 8/15/2040	1,488	1,466
Ginnie Mae I Pool 4.5% 8/15/2041	11,359	11,195
Ginnie Mae I Pool 4.5% 9/15/2039	96,157	94,788
Ginnie Mae I Pool 4.5% 9/15/2039	49,773	49,077
Ginnie Mae I Pool 4.5% 9/15/2039	18,727	18,460
Ginnie Mae I Pool 4.5% 9/15/2039	16,480	16,251
Ginnie Mae I Pool 4.5% 9/15/2040	16,409	16,177
Ginnie Mae I Pool 4.5% 9/15/2040	7,252	7,143
Ginnie Mae I Pool 5% 1/15/2034	3,576	3,597
Ginnie Mae I Pool 5% 1/15/2040	1,680	1,693
Ginnie Mae I Pool 5% 1/15/2040	1,399	1,405
Ginnie Mae I Pool 5% 10/15/2033	1,920	1,931
Ginnie Mae I Pool 5% 10/15/2034	2,716	2,732
Ginnie Mae I Pool 5% 10/15/2039	78,703	79,310
Ginnie Mae I Pool 5% 10/15/2039	37,580	37,865
Ginnie Mae I Pool 5% 10/15/2039	23,481	23,671
Ginnie Mae I Pool 5% 10/15/2039	11,992	12,083
Ginnie Mae I Pool 5% 10/15/2039	7,206	7,264
Ginnie Mae I Pool 5% 11/15/2033	1,278	1,286
Ginnie Mae I Pool 5% 11/15/2039	36,704	36,989
Ginnie Mae I Pool 5% 11/15/2039	23,485	23,673
Ginnie Mae I Pool 5% 11/15/2039	14,435	14,547
Ginnie Mae I Pool 5% 11/15/2039	14,207	14,317
Ginnie Mae I Pool 5% 11/15/2039	3,272	3,297
Ginnie Mae I Pool 5% 11/15/2039	2,672	2,693
Ginnie Mae I Pool 5% 11/15/2040	45,962	46,320
Ginnie Mae I Pool 5% 11/15/2040	17,096	17,216
Ginnie Mae I Pool 5% 12/15/2032	489	491
Ginnie Mae I Pool 5% 12/15/2037	12,393	12,491
Ginnie Mae I Pool 5% 12/15/2039	38,065	38,361
Ginnie Mae I Pool 5% 12/15/2039	18,201	18,340
Ginnie Mae I Pool 5% 12/15/2039	14,445	14,559
Ginnie Mae I Pool 5% 2/15/2039	6,907	6,959
Ginnie Mae I Pool 5% 2/15/2040	2,669	2,690
Ginnie Mae I Pool 5% 3/15/2039	29,054	29,286
Ginnie Mae I Pool 5% 3/15/2040	5,159	5,200
Ginnie Mae I Pool 5% 3/15/2041	30,709	30,921
Ginnie Mae I Pool 5% 3/15/2041	11,176	11,263
Ginnie Mae I Pool 5% 3/15/2041	2,390	2,408
Ginnie Mae I Pool 5% 4/15/2033	3,405	3,422
Ginnie Mae I Pool 5% 4/15/2039	5,619	5,663
Ginnie Mae I Pool 5% 4/15/2040	358,359	361,138
Ginnie Mae I Pool 5% 4/15/2040	254,006	255,963
Ginnie Mae I Pool 5% 4/15/2040	15,423	15,544
Ginnie Mae I Pool 5% 4/15/2040	5,482	5,525
Ginnie Mae I Pool 5% 4/15/2040	1,645	1,658
Ginnie Mae I Pool 5% 4/15/2041	48,427	48,759
Ginnie Mae I Pool 5% 4/15/2041	26,680	26,863
Ginnie Mae I Pool 5% 4/15/2041	11,922	12,004
Ginnie Mae I Pool 5% 4/15/2041	11,688	11,778
Ginnie Mae I Pool 5% 4/20/2048	2,547,757	2,559,228
Ginnie Mae I Pool 5% 5/15/2039	87,040	87,744
Ginnie Mae I Pool 5% 5/15/2039	38,268	38,559
Ginnie Mae I Pool 5% 5/15/2039	2,622	2,643
Ginnie Mae I Pool 5% 5/15/2040	23,813	24,004
Ginnie Mae I Pool 5% 5/15/2040	15,330	15,450
Ginnie Mae I Pool 5% 5/15/2040	3,333	3,360
Ginnie Mae I Pool 5% 6/15/2033	265	266
Ginnie Mae I Pool 5% 6/15/2039	10,023	10,103
Ginnie Mae I Pool 5% 6/15/2039	5,387	5,430
Ginnie Mae I Pool 5% 6/15/2039	955	962
Ginnie Mae I Pool 5% 6/15/2040	788,281	794,394
Ginnie Mae I Pool 5% 6/15/2040	54,844	55,271
Ginnie Mae I Pool 5% 6/15/2040	19,988	20,151
Ginnie Mae I Pool 5% 6/15/2040	14,592	14,708
Ginnie Mae I Pool 5% 6/15/2040	1,654	1,667
Ginnie Mae I Pool 5% 6/15/2041	36,643	36,934
Ginnie Mae I Pool 5% 6/15/2041	5,229	5,264
Ginnie Mae I Pool 5% 6/15/2041	4,843	4,882
Ginnie Mae I Pool 5% 7/15/2039	155,353	156,603
Ginnie Mae I Pool 5% 7/15/2039	36,863	37,144
Ginnie Mae I Pool 5% 7/15/2039	1,315	1,326
Ginnie Mae I Pool 5% 7/15/2040	90,918	91,626
Ginnie Mae I Pool 5% 7/15/2040	90,506	91,201
Ginnie Mae I Pool 5% 7/15/2040	55,697	56,134
Ginnie Mae I Pool 5% 7/15/2040	40,113	40,426
Ginnie Mae I Pool 5% 7/15/2040	24,555	24,751
Ginnie Mae I Pool 5% 7/15/2040	16,621	16,753
Ginnie Mae I Pool 5% 7/15/2040	11,334	11,422
Ginnie Mae I Pool 5% 7/15/2040	2,646	2,667
Ginnie Mae I Pool 5% 8/15/2039	74,977	75,549
Ginnie Mae I Pool 5% 8/15/2039	74,698	75,271
Ginnie Mae I Pool 5% 8/15/2039	32,555	32,819
Ginnie Mae I Pool 5% 8/15/2039	23,012	23,190
Ginnie Mae I Pool 5% 8/15/2039	7,406	7,464
Ginnie Mae I Pool 5% 8/15/2039	4,895	4,933
Ginnie Mae I Pool 5% 8/15/2039	4,399	4,433
Ginnie Mae I Pool 5% 8/15/2039	2,643	2,664
Ginnie Mae I Pool 5% 8/15/2040	153,290	154,491
Ginnie Mae I Pool 5% 8/15/2040	143,953	145,074
Ginnie Mae I Pool 5% 8/15/2040	51,522	51,929
Ginnie Mae I Pool 5% 8/15/2040	14,833	14,950
Ginnie Mae I Pool 5% 8/15/2041	8,283	8,347
Ginnie Mae I Pool 5% 9/15/2037	2,004	2,020
Ginnie Mae I Pool 5% 9/15/2039	210,526	212,235
Ginnie Mae I Pool 5% 9/15/2039	71,762	72,313
Ginnie Mae I Pool 5% 9/15/2039	42,045	42,367
Ginnie Mae I Pool 5% 9/15/2039	26,670	26,873
Ginnie Mae I Pool 5% 9/15/2039	25,422	25,616
Ginnie Mae I Pool 5% 9/15/2039	13,929	14,037
Ginnie Mae I Pool 5% 9/15/2039	12,812	12,912
Ginnie Mae I Pool 5% 9/15/2039	11,108	11,192
Ginnie Mae I Pool 5% 9/15/2039	10,816	10,899
Ginnie Mae I Pool 5% 9/15/2039	10,077	10,158
Ginnie Mae I Pool 5% 9/15/2039	8,809	8,877
Ginnie Mae I Pool 5% 9/15/2039	3,714	3,742
Ginnie Mae I Pool 5% 9/15/2039	3,585	3,612
Ginnie Mae I Pool 5% 9/15/2040	86,195	86,865
Ginnie Mae I Pool 5% 9/15/2040	57,513	57,971
Ginnie Mae I Pool 5% 9/15/2040	32,748	33,004
Ginnie Mae I Pool 5% 9/15/2040	12,100	12,185
Ginnie Mae I Pool 5% 9/15/2041	657,413	662,464
Ginnie Mae I Pool 5.5% 1/15/2034	448	457
Ginnie Mae I Pool 5.5% 1/15/2039	36,022	36,793
Ginnie Mae I Pool 5.5% 10/15/2035	28,722	29,379
Ginnie Mae I Pool 5.5% 11/15/2033	244	248
Ginnie Mae I Pool 5.5% 12/15/2038	67,051	68,532
Ginnie Mae I Pool 5.5% 12/15/2038	26,804	27,415
Ginnie Mae I Pool 5.5% 12/15/2038	1,787	1,823
Ginnie Mae I Pool 5.5% 2/15/2037	135	138
Ginnie Mae I Pool 5.5% 3/15/2034	1,853	1,890
Ginnie Mae I Pool 5.5% 3/15/2034	294	300
Ginnie Mae I Pool 5.5% 3/15/2038	48,087	49,183
Ginnie Mae I Pool 5.5% 3/15/2039	5,410	5,524
Ginnie Mae I Pool 5.5% 4/15/2034	1,850	1,886
Ginnie Mae I Pool 5.5% 4/15/2034	323	329
Ginnie Mae I Pool 5.5% 5/15/2034	7,144	7,295
Ginnie Mae I Pool 5.5% 5/15/2034	1,996	2,035
Ginnie Mae I Pool 5.5% 5/15/2034	769	784
Ginnie Mae I Pool 5.5% 5/15/2034	525	536
Ginnie Mae I Pool 5.5% 5/15/2034	448	457
Ginnie Mae I Pool 5.5% 5/15/2034	320	325
Ginnie Mae I Pool 5.5% 5/15/2037	183	187
Ginnie Mae I Pool 5.5% 5/15/2039	20,635	21,077
Ginnie Mae I Pool 5.5% 6/15/2039	1,588	1,620
Ginnie Mae I Pool 5.5% 7/15/2033	1,768	1,803
Ginnie Mae I Pool 5.5% 7/15/2037	1,983	2,023
Ginnie Mae I Pool 5.5% 7/15/2037	373	381
Ginnie Mae I Pool 5.5% 7/15/2038	5,664	5,771
Ginnie Mae I Pool 5.5% 7/15/2038	381	389
Ginnie Mae I Pool 5.5% 7/15/2039	6,991	7,149
Ginnie Mae I Pool 5.5% 8/15/2033	5,449	5,558
Ginnie Mae I Pool 5.5% 8/15/2038	42,508	43,440
Ginnie Mae I Pool 5.5% 9/15/2038	51,871	52,965
Ginnie Mae I Pool 5.5% 9/15/2039	178,835	182,810
Ginnie Mae I Pool 5.5% 9/15/2039	115,729	118,292
Ginnie Mae I Pool 6% 10/15/2030	7,718	7,880
Ginnie Mae I Pool 6% 10/15/2039	5,125	5,289
Ginnie Mae I Pool 6% 11/15/2037	477	491
Ginnie Mae I Pool 6% 11/15/2039	14,751	15,233
Ginnie Mae I Pool 6% 11/15/2039	5,568	5,744
Ginnie Mae I Pool 6% 11/15/2039	5,191	5,360
Ginnie Mae I Pool 6% 11/15/2039	3,170	3,269
Ginnie Mae I Pool 6% 11/15/2039	2,710	2,796
Ginnie Mae I Pool 6% 11/15/2039	2,001	2,063
Ginnie Mae I Pool 6% 11/15/2039	1,385	1,430
Ginnie Mae I Pool 6% 12/15/2034	1,534	1,579
Ginnie Mae I Pool 6% 5/15/2040	450,518	463,918
Ginnie Mae I Pool 6.5% 10/15/2034	17,860	18,678
Ginnie Mae I Pool 6.5% 10/15/2034	2,352	2,451
Ginnie Mae I Pool 6.5% 10/15/2034	1,127	1,181
Ginnie Mae I Pool 6.5% 10/15/2034	240	250
Ginnie Mae I Pool 6.5% 10/15/2035	11,735	12,342
Ginnie Mae I Pool 6.5% 10/15/2036	3,782	3,954
Ginnie Mae I Pool 6.5% 11/15/2034	4,139	4,291
Ginnie Mae I Pool 6.5% 6/15/2037	4,504	4,750
Ginnie Mae I Pool 6.5% 7/15/2035	1,365	1,430
Ginnie Mae I Pool 6.5% 8/15/2034	18,736	19,573
Ginnie Mae I Pool 6.5% 8/15/2034	423	438
Ginnie Mae I Pool 6.5% 8/15/2036	3,368	3,521
Ginnie Mae I Pool 6.5% 9/15/2034	7,973	8,320
Ginnie Mae I Pool 6.5% 9/15/2035	256	265
Ginnie Mae I Pool 7% 1/15/2027	2	1
Ginnie Mae I Pool 7% 1/15/2028	235	236
Ginnie Mae I Pool 7% 1/15/2028	162	163
Ginnie Mae I Pool 7% 1/15/2028	149	150
Ginnie Mae I Pool 7% 1/15/2028	126	126
Ginnie Mae I Pool 7% 1/15/2028	124	124
Ginnie Mae I Pool 7% 1/15/2028	99	99
Ginnie Mae I Pool 7% 1/15/2028	29	29
Ginnie Mae I Pool 7% 1/15/2028	22	22
Ginnie Mae I Pool 7% 1/15/2029	902	912
Ginnie Mae I Pool 7% 1/15/2029	477	484
Ginnie Mae I Pool 7% 1/15/2029	327	331
Ginnie Mae I Pool 7% 1/15/2029	231	233
Ginnie Mae I Pool 7% 1/15/2029	183	185
Ginnie Mae I Pool 7% 1/15/2029	59	60
Ginnie Mae I Pool 7% 1/15/2030	1,505	1,526
Ginnie Mae I Pool 7% 1/15/2030	126	128
Ginnie Mae I Pool 7% 1/15/2031	1,677	1,708
Ginnie Mae I Pool 7% 1/15/2031	960	980
Ginnie Mae I Pool 7% 1/15/2032	3,601	3,678
Ginnie Mae I Pool 7% 10/15/2027	576	579
Ginnie Mae I Pool 7% 10/15/2028	1,257	1,271
Ginnie Mae I Pool 7% 10/15/2028	218	220
Ginnie Mae I Pool 7% 10/15/2029	334	339
Ginnie Mae I Pool 7% 10/15/2029	74	75
Ginnie Mae I Pool 7% 10/15/2030	422	429
Ginnie Mae I Pool 7% 10/15/2031	2,930	2,998
Ginnie Mae I Pool 7% 10/15/2031	1,014	1,023
Ginnie Mae I Pool 7% 10/15/2031	857	876
Ginnie Mae I Pool 7% 10/15/2031	823	841
Ginnie Mae I Pool 7% 10/15/2031	698	712
Ginnie Mae I Pool 7% 10/15/2031	26	27
Ginnie Mae I Pool 7% 11/15/2027	29	29
Ginnie Mae I Pool 7% 11/15/2028	478	485
Ginnie Mae I Pool 7% 11/15/2028	233	236
Ginnie Mae I Pool 7% 11/15/2028	37	37
Ginnie Mae I Pool 7% 11/15/2029	1,360	1,382
Ginnie Mae I Pool 7% 11/15/2031	1,528	1,552
Ginnie Mae I Pool 7% 11/15/2031	802	817
Ginnie Mae I Pool 7% 11/15/2031	679	694
Ginnie Mae I Pool 7% 11/15/2032	354	361
Ginnie Mae I Pool 7% 12/15/2027	307	309
Ginnie Mae I Pool 7% 12/15/2027	240	242
Ginnie Mae I Pool 7% 12/15/2027	80	80
Ginnie Mae I Pool 7% 12/15/2027	36	37
Ginnie Mae I Pool 7% 12/15/2028	499	505
Ginnie Mae I Pool 7% 12/15/2028	221	224
Ginnie Mae I Pool 7% 12/15/2028	136	137
Ginnie Mae I Pool 7% 12/15/2028	65	66
Ginnie Mae I Pool 7% 12/15/2028	27	27
Ginnie Mae I Pool 7% 12/15/2028	9	9
Ginnie Mae I Pool 7% 12/15/2030	1,642	1,676
Ginnie Mae I Pool 7% 12/15/2030	755	770
Ginnie Mae I Pool 7% 12/15/2031	2,763	2,823
Ginnie Mae I Pool 7% 12/15/2031	972	994
Ginnie Mae I Pool 7% 12/15/2031	127	130
Ginnie Mae I Pool 7% 2/15/2028	729	735
Ginnie Mae I Pool 7% 2/15/2028	444	448
Ginnie Mae I Pool 7% 2/15/2028	133	133
Ginnie Mae I Pool 7% 2/15/2028	124	124
Ginnie Mae I Pool 7% 2/15/2028	104	104
Ginnie Mae I Pool 7% 2/15/2028	66	66
Ginnie Mae I Pool 7% 2/15/2028	23	23
Ginnie Mae I Pool 7% 2/15/2028	21	21
Ginnie Mae I Pool 7% 2/15/2028	19	20
Ginnie Mae I Pool 7% 2/15/2028	16	16
Ginnie Mae I Pool 7% 2/15/2028	7	6
Ginnie Mae I Pool 7% 2/15/2029	103	104
Ginnie Mae I Pool 7% 2/15/2029	56	56
Ginnie Mae I Pool 7% 2/15/2029	54	54
Ginnie Mae I Pool 7% 2/15/2031	6,449	6,584
Ginnie Mae I Pool 7% 2/15/2032	4,386	4,490
Ginnie Mae I Pool 7% 2/15/2032	3,541	3,619
Ginnie Mae I Pool 7% 2/15/2032	2,198	2,231
Ginnie Mae I Pool 7% 2/15/2032	1,203	1,229
Ginnie Mae I Pool 7% 2/15/2032	433	443
Ginnie Mae I Pool 7% 2/15/2032	286	292
Ginnie Mae I Pool 7% 2/15/2032	284	287
Ginnie Mae I Pool 7% 3/15/2028	424	427
Ginnie Mae I Pool 7% 3/15/2028	247	249
Ginnie Mae I Pool 7% 3/15/2028	183	184
Ginnie Mae I Pool 7% 3/15/2028	103	103
Ginnie Mae I Pool 7% 3/15/2028	92	92
Ginnie Mae I Pool 7% 3/15/2028	78	79
Ginnie Mae I Pool 7% 3/15/2028	78	79
Ginnie Mae I Pool 7% 3/15/2028	45	45
Ginnie Mae I Pool 7% 3/15/2029	296	300
Ginnie Mae I Pool 7% 3/15/2029	156	158
Ginnie Mae I Pool 7% 3/15/2029	64	65
Ginnie Mae I Pool 7% 3/15/2029	38	38
Ginnie Mae I Pool 7% 3/15/2029	35	35
Ginnie Mae I Pool 7% 3/15/2031	6,954	7,087
Ginnie Mae I Pool 7% 3/15/2031	670	676
Ginnie Mae I Pool 7% 3/15/2031	272	277
Ginnie Mae I Pool 7% 3/15/2031	254	259
Ginnie Mae I Pool 7% 3/15/2031	191	195
Ginnie Mae I Pool 7% 3/15/2032	1,729	1,770
Ginnie Mae I Pool 7% 3/15/2032	750	767
Ginnie Mae I Pool 7% 3/15/2032	602	616
Ginnie Mae I Pool 7% 3/15/2032	271	276
Ginnie Mae I Pool 7% 3/15/2032	170	173
Ginnie Mae I Pool 7% 3/15/2032	140	143
Ginnie Mae I Pool 7% 3/15/2032	95	97
Ginnie Mae I Pool 7% 3/15/2032	22	23
Ginnie Mae I Pool 7% 4/15/2028	429	433
Ginnie Mae I Pool 7% 4/15/2028	267	269
Ginnie Mae I Pool 7% 4/15/2028	193	195
Ginnie Mae I Pool 7% 4/15/2028	154	156
Ginnie Mae I Pool 7% 4/15/2028	83	84
Ginnie Mae I Pool 7% 4/15/2028	59	60
Ginnie Mae I Pool 7% 4/15/2028	41	41
Ginnie Mae I Pool 7% 4/15/2028	29	29
Ginnie Mae I Pool 7% 4/15/2028	13	13
Ginnie Mae I Pool 7% 4/15/2028	10	10
Ginnie Mae I Pool 7% 4/15/2029	424	429
Ginnie Mae I Pool 7% 4/15/2029	42	43
Ginnie Mae I Pool 7% 4/15/2029	19	19
Ginnie Mae I Pool 7% 4/15/2030	416	423
Ginnie Mae I Pool 7% 4/15/2031	2,343	2,390
Ginnie Mae I Pool 7% 4/15/2031	813	830
Ginnie Mae I Pool 7% 4/15/2031	473	483
Ginnie Mae I Pool 7% 4/15/2031	196	200
Ginnie Mae I Pool 7% 4/15/2031	104	106
Ginnie Mae I Pool 7% 4/15/2032	9,519	9,717
Ginnie Mae I Pool 7% 4/15/2032	2,700	2,766
Ginnie Mae I Pool 7% 4/15/2032	1,382	1,412
Ginnie Mae I Pool 7% 4/15/2032	1,157	1,183
Ginnie Mae I Pool 7% 4/15/2032	962	985
Ginnie Mae I Pool 7% 4/15/2032	410	418
Ginnie Mae I Pool 7% 4/15/2032	364	372
Ginnie Mae I Pool 7% 4/15/2032	247	253
Ginnie Mae I Pool 7% 4/15/2032	219	224
Ginnie Mae I Pool 7% 4/15/2032	206	210
Ginnie Mae I Pool 7% 4/15/2032	79	80
Ginnie Mae I Pool 7% 4/20/2032	34,448	35,503
Ginnie Mae I Pool 7% 5/15/2027	4	3
Ginnie Mae I Pool 7% 5/15/2028	736	741
Ginnie Mae I Pool 7% 5/15/2028	581	586
Ginnie Mae I Pool 7% 5/15/2028	279	280
Ginnie Mae I Pool 7% 5/15/2028	269	271
Ginnie Mae I Pool 7% 5/15/2028	50	51
Ginnie Mae I Pool 7% 5/15/2028	30	30
Ginnie Mae I Pool 7% 5/15/2028	29	29
Ginnie Mae I Pool 7% 5/15/2028	17	18
Ginnie Mae I Pool 7% 5/15/2028	16	16
Ginnie Mae I Pool 7% 5/15/2029	301	305
Ginnie Mae I Pool 7% 5/15/2030	227	230
Ginnie Mae I Pool 7% 5/15/2031	10,585	10,805
Ginnie Mae I Pool 7% 5/15/2031	797	810
Ginnie Mae I Pool 7% 5/15/2031	420	429
Ginnie Mae I Pool 7% 5/15/2031	142	143
Ginnie Mae I Pool 7% 5/15/2032	13,630	13,961
Ginnie Mae I Pool 7% 5/15/2032	3,315	3,387
Ginnie Mae I Pool 7% 5/15/2032	1,636	1,676
Ginnie Mae I Pool 7% 5/15/2032	1,467	1,500
Ginnie Mae I Pool 7% 5/15/2032	1,344	1,377
Ginnie Mae I Pool 7% 5/15/2032	734	751
Ginnie Mae I Pool 7% 5/15/2032	732	745
Ginnie Mae I Pool 7% 5/15/2032	709	721
Ginnie Mae I Pool 7% 5/15/2032	432	437
Ginnie Mae I Pool 7% 5/15/2032	383	389
Ginnie Mae I Pool 7% 5/15/2032	342	350
Ginnie Mae I Pool 7% 5/15/2032	294	301
Ginnie Mae I Pool 7% 5/15/2032	248	252
Ginnie Mae I Pool 7% 5/15/2032	88	90
Ginnie Mae I Pool 7% 5/15/2032	45	46
Ginnie Mae I Pool 7% 6/15/2028	2,852	2,872
Ginnie Mae I Pool 7% 6/15/2028	1,224	1,234
Ginnie Mae I Pool 7% 6/15/2028	432	436
Ginnie Mae I Pool 7% 6/15/2028	431	435
Ginnie Mae I Pool 7% 6/15/2028	365	369
Ginnie Mae I Pool 7% 6/15/2028	291	294
Ginnie Mae I Pool 7% 6/15/2028	204	205
Ginnie Mae I Pool 7% 6/15/2028	177	178
Ginnie Mae I Pool 7% 6/15/2028	156	158
Ginnie Mae I Pool 7% 6/15/2028	126	127
Ginnie Mae I Pool 7% 6/15/2028	115	116
Ginnie Mae I Pool 7% 6/15/2028	106	107
Ginnie Mae I Pool 7% 6/15/2028	53	54
Ginnie Mae I Pool 7% 6/15/2028	50	50
Ginnie Mae I Pool 7% 6/15/2028	49	50
Ginnie Mae I Pool 7% 6/15/2028	33	33
Ginnie Mae I Pool 7% 6/15/2028	6	5
Ginnie Mae I Pool 7% 6/15/2029	2,498	2,535
Ginnie Mae I Pool 7% 6/15/2029	207	210
Ginnie Mae I Pool 7% 6/15/2029	149	151
Ginnie Mae I Pool 7% 6/15/2029	104	106
Ginnie Mae I Pool 7% 6/15/2029	101	103
Ginnie Mae I Pool 7% 6/15/2031	20,064	20,496
Ginnie Mae I Pool 7% 6/15/2031	2,638	2,695
Ginnie Mae I Pool 7% 6/15/2031	1,114	1,138
Ginnie Mae I Pool 7% 6/15/2031	526	538
Ginnie Mae I Pool 7% 6/15/2031	23	23
Ginnie Mae I Pool 7% 6/15/2032	1,728	1,764
Ginnie Mae I Pool 7% 6/15/2032	896	913
Ginnie Mae I Pool 7% 6/15/2032	482	494
Ginnie Mae I Pool 7% 6/15/2032	422	429
Ginnie Mae I Pool 7% 6/15/2032	310	316
Ginnie Mae I Pool 7% 6/15/2032	275	281
Ginnie Mae I Pool 7% 6/15/2032	271	278
Ginnie Mae I Pool 7% 6/15/2032	67	69
Ginnie Mae I Pool 7% 7/15/2028	493	497
Ginnie Mae I Pool 7% 7/15/2028	259	262
Ginnie Mae I Pool 7% 7/15/2028	253	255
Ginnie Mae I Pool 7% 7/15/2028	99	100
Ginnie Mae I Pool 7% 7/15/2028	80	80
Ginnie Mae I Pool 7% 7/15/2028	71	71
Ginnie Mae I Pool 7% 7/15/2028	63	64
Ginnie Mae I Pool 7% 7/15/2028	29	29
Ginnie Mae I Pool 7% 7/15/2029	592	601
Ginnie Mae I Pool 7% 7/15/2029	441	447
Ginnie Mae I Pool 7% 7/15/2029	312	315
Ginnie Mae I Pool 7% 7/15/2029	219	222
Ginnie Mae I Pool 7% 7/15/2029	29	29
Ginnie Mae I Pool 7% 7/15/2031	11,515	11,758
Ginnie Mae I Pool 7% 7/15/2031	8,272	8,450
Ginnie Mae I Pool 7% 7/15/2031	3,473	3,540
Ginnie Mae I Pool 7% 7/15/2031	1,831	1,871
Ginnie Mae I Pool 7% 7/15/2031	1,132	1,155
Ginnie Mae I Pool 7% 7/15/2031	451	459
Ginnie Mae I Pool 7% 7/15/2031	247	250
Ginnie Mae I Pool 7% 7/15/2031	4	3
Ginnie Mae I Pool 7% 7/15/2032	5,898	6,030
Ginnie Mae I Pool 7% 7/15/2032	635	647
Ginnie Mae I Pool 7% 7/15/2032	512	525
Ginnie Mae I Pool 7% 7/15/2032	505	515
Ginnie Mae I Pool 7% 7/15/2032	481	493
Ginnie Mae I Pool 7% 7/15/2032	106	109
Ginnie Mae I Pool 7% 8/15/2028	25	25
Ginnie Mae I Pool 7% 8/15/2029	73	74
Ginnie Mae I Pool 7% 8/15/2029	20	20
Ginnie Mae I Pool 7% 8/15/2029	16	16
Ginnie Mae I Pool 7% 8/15/2031	1,356	1,385
Ginnie Mae I Pool 7% 8/15/2031	872	892
Ginnie Mae I Pool 7% 8/15/2031	638	651
Ginnie Mae I Pool 7% 8/15/2031	447	457
Ginnie Mae I Pool 7% 8/15/2031	346	354
Ginnie Mae I Pool 7% 8/15/2031	260	266
Ginnie Mae I Pool 7% 8/15/2031	223	228
Ginnie Mae I Pool 7% 8/15/2032	24,183	24,723
Ginnie Mae I Pool 7% 8/15/2032	743	757
Ginnie Mae I Pool 7% 8/15/2032	451	460
Ginnie Mae I Pool 7% 8/15/2032	443	454
Ginnie Mae I Pool 7% 8/15/2032	358	367
Ginnie Mae I Pool 7% 8/15/2032	304	310
Ginnie Mae I Pool 7% 8/15/2032	214	219
Ginnie Mae I Pool 7% 8/15/2032	81	82
Ginnie Mae I Pool 7% 9/15/2027	22	22
Ginnie Mae I Pool 7% 9/15/2028	457	463
Ginnie Mae I Pool 7% 9/15/2028	97	98
Ginnie Mae I Pool 7% 9/15/2028	65	65
Ginnie Mae I Pool 7% 9/15/2028	40	41
Ginnie Mae I Pool 7% 9/15/2028	39	39
Ginnie Mae I Pool 7% 9/15/2028	20	21
Ginnie Mae I Pool 7% 9/15/2029	34	34
Ginnie Mae I Pool 7% 9/15/2031	1,806	1,846
Ginnie Mae I Pool 7% 9/15/2031	1,502	1,535
Ginnie Mae I Pool 7% 9/15/2031	1,187	1,213
Ginnie Mae I Pool 7% 9/15/2031	586	599
Ginnie Mae I Pool 7% 9/15/2031	436	445
Ginnie Mae I Pool 7% 9/15/2031	147	150
Ginnie Mae I Pool 7% 9/15/2031	121	124
Ginnie Mae I Pool 7% 9/15/2031	59	60
Ginnie Mae I Pool 7% 9/15/2032	62,521	63,763
Ginnie Mae I Pool 7.5% 1/15/2031	246	253
Ginnie Mae I Pool 7.5% 1/15/2031	73	76
Ginnie Mae I Pool 7.5% 10/15/2027	496	501
Ginnie Mae I Pool 7.5% 10/15/2027	380	381
Ginnie Mae I Pool 7.5% 10/15/2027	356	359
Ginnie Mae I Pool 7.5% 10/15/2027	335	338
Ginnie Mae I Pool 7.5% 10/15/2027	106	107
Ginnie Mae I Pool 7.5% 10/15/2027	68	69
Ginnie Mae I Pool 7.5% 10/15/2027	50	50
Ginnie Mae I Pool 7.5% 10/15/2027	24	24
Ginnie Mae I Pool 7.5% 10/15/2027	23	23
Ginnie Mae I Pool 7.5% 11/15/2027	47	47
Ginnie Mae I Pool 7.5% 11/15/2027	31	32
Ginnie Mae I Pool 7.5% 11/15/2027	25	25
Ginnie Mae I Pool 7.5% 12/15/2027	258	261
Ginnie Mae I Pool 7.5% 12/15/2027	199	201
Ginnie Mae I Pool 7.5% 12/15/2027	171	172
Ginnie Mae I Pool 7.5% 12/15/2027	18	18
Ginnie Mae I Pool 7.5% 2/15/2027	38	38
Ginnie Mae I Pool 7.5% 3/15/2028	199	201
Ginnie Mae I Pool 7.5% 3/15/2031	1,037	1,072
Ginnie Mae I Pool 7.5% 4/15/2027	221	221
Ginnie Mae I Pool 7.5% 4/15/2027	94	94
Ginnie Mae I Pool 7.5% 4/15/2027	47	47
Ginnie Mae I Pool 7.5% 4/15/2027	42	42
Ginnie Mae I Pool 7.5% 4/15/2027	38	39
Ginnie Mae I Pool 7.5% 4/15/2027	28	28
Ginnie Mae I Pool 7.5% 4/15/2027	18	18
Ginnie Mae I Pool 7.5% 4/15/2027	10	10
Ginnie Mae I Pool 7.5% 4/15/2027	4	3
Ginnie Mae I Pool 7.5% 5/15/2027	44	44
Ginnie Mae I Pool 7.5% 5/15/2027	3	2
Ginnie Mae I Pool 7.5% 6/15/2027	289	291
Ginnie Mae I Pool 7.5% 6/15/2027	190	191
Ginnie Mae I Pool 7.5% 6/15/2027	79	79
Ginnie Mae I Pool 7.5% 6/15/2027	52	52
Ginnie Mae I Pool 7.5% 6/15/2027	23	23
Ginnie Mae I Pool 7.5% 6/15/2027	19	19
Ginnie Mae I Pool 7.5% 6/15/2027	9	9
Ginnie Mae I Pool 7.5% 6/15/2027	7	6
Ginnie Mae I Pool 7.5% 7/15/2027	560	565
Ginnie Mae I Pool 7.5% 7/15/2027	472	475
Ginnie Mae I Pool 7.5% 7/15/2027	192	193
Ginnie Mae I Pool 7.5% 7/15/2027	176	177
Ginnie Mae I Pool 7.5% 7/15/2027	124	125
Ginnie Mae I Pool 7.5% 7/15/2027	119	120
Ginnie Mae I Pool 7.5% 7/15/2027	117	117
Ginnie Mae I Pool 7.5% 7/15/2027	40	40
Ginnie Mae I Pool 7.5% 7/15/2027	15	15
Ginnie Mae I Pool 7.5% 7/15/2027	14	14
Ginnie Mae I Pool 7.5% 7/15/2028	1,198	1,217
Ginnie Mae I Pool 7.5% 7/15/2029	194	198
Ginnie Mae I Pool 7.5% 8/15/2027	632	637
Ginnie Mae I Pool 7.5% 8/15/2027	271	273
Ginnie Mae I Pool 7.5% 8/15/2027	195	196
Ginnie Mae I Pool 7.5% 8/15/2027	92	93
Ginnie Mae I Pool 7.5% 8/15/2027	29	29
Ginnie Mae I Pool 7.5% 8/15/2027	26	26
Ginnie Mae I Pool 7.5% 8/15/2027	17	17
Ginnie Mae I Pool 7.5% 8/15/2027	5	4
Ginnie Mae I Pool 7.5% 8/15/2028	592	602
Ginnie Mae I Pool 7.5% 8/15/2028	395	400
Ginnie Mae I Pool 7.5% 8/15/2028	318	323
Ginnie Mae I Pool 7.5% 8/15/2028	241	245
Ginnie Mae I Pool 7.5% 8/15/2028	95	97
Ginnie Mae I Pool 7.5% 8/15/2029	52	53
Ginnie Mae I Pool 7.5% 9/15/2027	632	638
Ginnie Mae I Pool 7.5% 9/15/2027	46	46
Ginnie Mae I Pool 7.5% 9/15/2027	31	32
Ginnie Mae I Pool 7.5% 9/15/2027	7	6
Ginnie Mae I Pool 7.5% 9/15/2028	737	749
Ginnie Mae I Pool 7.5% 9/15/2031	1,957	2,013
Ginnie Mae I Pool 8% 1/15/2028	376	381
Ginnie Mae I Pool 8% 10/15/2029	125	128
Ginnie Mae I Pool 8% 11/15/2027	68	69
Ginnie Mae I Pool 8% 12/15/2027	386	389
Ginnie Mae I Pool 8% 12/15/2027	118	119
Ginnie Mae I Pool 8% 12/15/2027	76	77
Ginnie Mae I Pool 8% 12/15/2027	38	39
Ginnie Mae I Pool 8% 7/15/2027	108	108
Ginnie Mae I Pool 8% 8/15/2027	25	25
Ginnie Mae I Pool 8% 8/15/2027	25	25
Ginnie Mae I Pool 8% 9/15/2029	64	65
Ginnie Mae I Pool 8.5% 1/15/2031	2,390	2,462
Ginnie Mae I Pool 8.5% 11/15/2027	32	32
Ginnie Mae I Pool 8.5% 11/15/2031	71	73
Ginnie Mae I Pool 8.5% 12/15/2029	117	119
Ginnie Mae I Pool 8.5% 4/15/2030	520	531
Ginnie Mae I Pool 8.5% 7/15/2030	3,186	3,270
Ginnie Mae I Pool 8.5% 8/15/2029	650	663
Ginnie Mae II Pool 2% 1/20/2051	114,967,048	94,356,468
Ginnie Mae II Pool 2% 1/20/2052	62,118,810	50,943,711
Ginnie Mae II Pool 2% 12/20/2051	120,710	98,995
Ginnie Mae II Pool 2% 2/20/2052	53,783,995	44,108,319
Ginnie Mae II Pool 2% 3/20/2051	563,121	461,992
Ginnie Mae II Pool 2% 3/20/2052	46,290,614	37,962,988
Ginnie Mae II Pool 2% 5/20/2051	5,780,483	4,742,387
Ginnie Mae II Pool 2% 7/20/2051	7,938,780	6,510,603
Ginnie Mae II Pool 2% 8/20/2050	1,015,640	833,563
Ginnie Mae II Pool 2% 8/20/2051	103,422,599	84,816,998
Ginnie Mae II Pool 2% 9/20/2050	18,514,486	15,195,324
Ginnie Mae II Pool 2% 9/20/2051	227,087	186,234
Ginnie Mae II Pool 2.5% 1/20/2052	29,081,009	24,851,392
Ginnie Mae II Pool 2.5% 10/20/2051	12,480,589	10,669,280
Ginnie Mae II Pool 2.5% 11/20/2051	2,081,268	1,778,563
Ginnie Mae II Pool 2.5% 12/20/2051	70,240,484	60,024,525
Ginnie Mae II Pool 2.5% 2/20/2052	144,447	123,439
Ginnie Mae II Pool 2.5% 4/20/2052	79,096,314	67,592,340
Ginnie Mae II Pool 2.5% 6/20/2051	15,618,104	13,351,447
Ginnie Mae II Pool 2.5% 7/20/2051	169,585	144,973
Ginnie Mae II Pool 2.5% 8/20/2050	3,172,991	2,712,432
Ginnie Mae II Pool 2.5% 8/20/2051	38,399,041	32,826,184
Ginnie Mae II Pool 3% 1/20/2032	2,269,230	2,198,649
Ginnie Mae II Pool 3% 10/20/2031	749,560	727,140
Ginnie Mae II Pool 3% 10/20/2049	72,371	64,723
Ginnie Mae II Pool 3% 11/20/2031	809,976	785,100
Ginnie Mae II Pool 3% 12/20/2031	1,220,733	1,183,734
Ginnie Mae II Pool 3% 12/20/2046	4,910,581	4,422,359
Ginnie Mae II Pool 3% 2/20/2031	92,797	90,357
Ginnie Mae II Pool 3% 3/20/2031	188,668	183,610
Ginnie Mae II Pool 3% 3/20/2050	3,641,797	3,243,302
Ginnie Mae II Pool 3% 4/20/2031	699,200	680,095
Ginnie Mae II Pool 3% 4/20/2052	19,875,536	17,651,016
Ginnie Mae II Pool 3% 5/20/2031	1,530,119	1,487,518
Ginnie Mae II Pool 3% 5/20/2050	1,373,115	1,222,865
Ginnie Mae II Pool 3% 5/20/2051	3,052,661	2,712,908
Ginnie Mae II Pool 3% 5/20/2052	65,051,790	57,771,031
Ginnie Mae II Pool 3% 6/20/2050	25,217	22,458
Ginnie Mae II Pool 3% 6/20/2051	808,900	718,871
Ginnie Mae II Pool 3% 7/20/2031	20,135	19,557
Ginnie Mae II Pool 3% 7/20/2051	1,023,216	909,015
Ginnie Mae II Pool 3% 8/20/2031	236,272	229,396
Ginnie Mae II Pool 3% 8/20/2051	1,216,891	1,081,074
Ginnie Mae II Pool 3% 9/20/2031	95,184	92,376
Ginnie Mae II Pool 3% 9/20/2051	15,911	14,136
Ginnie Mae II Pool 3.5% 1/20/2042	12,549	11,788
Ginnie Mae II Pool 3.5% 1/20/2044	18,566	17,335
Ginnie Mae II Pool 3.5% 10/20/2040	5,103	4,805
Ginnie Mae II Pool 3.5% 10/20/2041	8,722	8,194
Ginnie Mae II Pool 3.5% 10/20/2043	3,747	3,502
Ginnie Mae II Pool 3.5% 11/20/2041	1,060,904	996,809
Ginnie Mae II Pool 3.5% 11/20/2043	7,849	7,334
Ginnie Mae II Pool 3.5% 12/20/2040	2,023	1,905
Ginnie Mae II Pool 3.5% 12/20/2041	5,019,323	4,716,133
Ginnie Mae II Pool 3.5% 2/20/2043	145,762	136,497
Ginnie Mae II Pool 3.5% 3/20/2043	178,786	167,385
Ginnie Mae II Pool 3.5% 4/20/2043	320,906	300,375
Ginnie Mae II Pool 3.5% 4/20/2044	4,059	3,787
Ginnie Mae II Pool 3.5% 5/20/2043	5,285,169	4,925,210
Ginnie Mae II Pool 3.5% 5/20/2046	216,196	199,081
Ginnie Mae II Pool 3.5% 5/20/2046	50,482	46,845
Ginnie Mae II Pool 3.5% 7/20/2043	110,851	103,731
Ginnie Mae II Pool 3.5% 8/20/2043	5,301	4,957
Ginnie Mae II Pool 3.5% 9/20/2040	9,166	8,628
Ginnie Mae II Pool 3.5% 9/20/2043	4,276,397	3,996,796
Ginnie Mae II Pool 4% 1/20/2041	1,067,236	1,025,741
Ginnie Mae II Pool 4% 1/20/2042	1,131,043	1,085,187
Ginnie Mae II Pool 4% 1/20/2045	364,575	347,807
Ginnie Mae II Pool 4% 1/20/2046	43,334	41,243
Ginnie Mae II Pool 4% 10/20/2040	706,304	679,014
Ginnie Mae II Pool 4% 10/20/2041	3,015,808	2,894,689
Ginnie Mae II Pool 4% 11/20/2040	2,797,080	2,688,256
Ginnie Mae II Pool 4% 11/20/2041	98,513	94,532
Ginnie Mae II Pool 4% 12/20/2040	57,902	55,659
Ginnie Mae II Pool 4% 12/20/2041	850,777	816,281
Ginnie Mae II Pool 4% 2/20/2041	85,996	82,639
Ginnie Mae II Pool 4% 3/20/2041	186,884	179,584
Ginnie Mae II Pool 4% 3/20/2046	13,594	12,941
Ginnie Mae II Pool 4% 3/20/2047	126,378	120,139
Ginnie Mae II Pool 4% 4/20/2042	599,915	575,327
Ginnie Mae II Pool 4% 4/20/2047	3,582,406	3,405,532
Ginnie Mae II Pool 4% 5/20/2046	3,344,278	3,181,942
Ginnie Mae II Pool 4% 6/20/2042	8,233	7,893
Ginnie Mae II Pool 4% 8/20/2041	20,681	19,852
Ginnie Mae II Pool 4% 8/20/2043	284,181	271,834
Ginnie Mae II Pool 4% 9/20/2040	820,398	788,666
Ginnie Mae II Pool 4.5% 1/20/2041	204,244	201,015
Ginnie Mae II Pool 4.5% 10/20/2035	2,275	2,248
Ginnie Mae II Pool 4.5% 10/20/2039	32,168	31,143
Ginnie Mae II Pool 4.5% 10/20/2040	452,528	438,009
Ginnie Mae II Pool 4.5% 10/20/2040	43,634	42,954
Ginnie Mae II Pool 4.5% 11/20/2040	190,482	184,144
Ginnie Mae II Pool 4.5% 11/20/2040	43,907	43,218
Ginnie Mae II Pool 4.5% 11/20/2054	43,374,365	41,801,042
Ginnie Mae II Pool 4.5% 12/20/2039	178,828	173,206
Ginnie Mae II Pool 4.5% 12/20/2040	90,908	87,893
Ginnie Mae II Pool 4.5% 2/20/2041	1,073,756	1,056,778
Ginnie Mae II Pool 4.5% 2/20/2041	7,819	7,560
Ginnie Mae II Pool 4.5% 3/20/2036	15,420	15,239
Ginnie Mae II Pool 4.5% 3/20/2041	69,910	68,804
Ginnie Mae II Pool 4.5% 4/20/2040	85,196	82,427
Ginnie Mae II Pool 4.5% 4/20/2041	441,551	434,542
Ginnie Mae II Pool 4.5% 5/20/2040	75,794	74,633
Ginnie Mae II Pool 4.5% 5/20/2041	4,446,029	4,375,196
Ginnie Mae II Pool 4.5% 6/20/2033	6,862	6,797
Ginnie Mae II Pool 4.5% 6/20/2039	35,256	34,166
Ginnie Mae II Pool 4.5% 6/20/2040	82,393	79,810
Ginnie Mae II Pool 4.5% 6/20/2041	1,203,513	1,184,204
Ginnie Mae II Pool 4.5% 7/20/2039	6,398	6,319
Ginnie Mae II Pool 4.5% 7/20/2040	84,356	83,049
Ginnie Mae II Pool 4.5% 7/20/2040	7,242	7,013
Ginnie Mae II Pool 4.5% 8/20/2040	9,130	8,989
Ginnie Mae II Pool 4.5% 9/20/2040	792,751	780,392
Ginnie Mae II Pool 5% 12/20/2054	7,731,920	7,640,658
Ginnie Mae II Pool 5% 7/1/2056 (b)	294,300,000	290,114,436
Ginnie Mae II Pool 5% 8/1/2056 (b)	155,800,000	153,425,966
Ginnie Mae II Pool 5% 9/20/2033	302,695	303,696
Ginnie Mae II Pool 5.5% 12/20/2054	5,856,012	5,907,568
Ginnie Mae II Pool 5.5% 7/1/2056 (b)	556,200,000	558,903,522
Ginnie Mae II Pool 5.5% 8/1/2056 (b)	300,625,000	301,675,234
Ginnie Mae II Pool 6% 11/20/2031	8,073	8,242
Ginnie Mae II Pool 6% 12/20/2054	5,390,828	5,536,543
Ginnie Mae II Pool 6% 5/20/2032	38,397	39,201
Ginnie Mae II Pool 6% 7/1/2056 (b)	135,850,000	138,603,204
Ginnie Mae II Pool 6.5% 1/20/2032	336	348
Ginnie Mae II Pool 6.5% 11/20/2031	1,500	1,555
Ginnie Mae II Pool 6.5% 3/20/2031	1,738	1,801
Ginnie Mae II Pool 6.5% 4/20/2031	204	211
Ginnie Mae II Pool 6.5% 6/20/2031	197	204
Ginnie Mae II Pool 6.5% 7/1/2056 (b)	35,825,000	37,124,996
Ginnie Mae II Pool 6.5% 7/20/2031	243	252
Ginnie Mae II Pool 6.5% 8/20/2031	239	248
Ginnie Mae II Pool 7% 2/20/2032	10,230	10,543
Ginnie Mae II Pool 7% 3/20/2032	5,310	5,473
Uniform Mortgage Backed Securities 2% 7/1/2056 (b)	743,650,000	593,467,578
Uniform Mortgage Backed Securities 2% 8/1/2056 (b)	532,800,000	425,095,333
Uniform Mortgage Backed Securities 3% 7/1/2056 (b)	119,300,000	104,042,651
Uniform Mortgage Backed Securities 3.5% 7/1/2056 (b)	6,025,000	5,469,335
Uniform Mortgage Backed Securities 4% 7/1/2056 (b)	7,775,000	7,263,854
Uniform Mortgage Backed Securities 4.5% 7/1/2056 (b)	52,425,000	50,244,036
Uniform Mortgage Backed Securities 5% 7/1/2041 (b)	71,550,000	71,821,110
Uniform Mortgage Backed Securities 5% 7/1/2056 (b)	105,725,000	103,878,946
Uniform Mortgage Backed Securities 5.5% 7/1/2056 (b)	67,375,000	67,598,705
Uniform Mortgage Backed Securities 6% 7/1/2056 (b)	137,700,000	140,669,156
Uniform Mortgage Backed Securities 6% 8/1/2056 (b)	58,475,000	59,546,280
Uniform Mortgage Backed Securities 6.5% 7/1/2056 (b)	38,900,000	40,234,149
TOTAL UNITED STATES		8,211,128,190
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,382,159,078)		8,211,128,190

U.S. Treasury Obligations - 48.6%
	Yield (%) (o)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	2.09 to 2.15	120,053,000	65,982,255
US Treasury Bonds 2% 8/15/2051	1.95 to 1.99	693,544,000	394,832,435
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.16	556,400,000	384,894,045
US Treasury Bonds 3% 2/15/2049	2.93 to 3.06	241,460,000	176,039,431
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	193,384,000	154,646,768
US Treasury Bonds 3.625% 5/15/2053	3.92 to 4.31	192,000,000	153,442,500
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	129,398,000	110,716,164
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	522,303,000	456,239,829
US Treasury Bonds 4.25% 2/15/2054 (e)	4.36 to 4.53	1,126,475,000	1,005,114,914
US Treasury Bonds 4.25% 8/15/2054	4.63 to 4.65	110,733,000	98,863,807
US Treasury Bonds 4.5% 2/15/2044	4.71 to 4.76	423,952,000	403,748,038
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	72,320,000	69,695,575
US Treasury Bonds 4.625% 11/15/2045	4.65	170,000	163,279
US Treasury Bonds 4.625% 11/15/2055	4.79	81,000,000	77,063,906
US Treasury Bonds 4.75% 2/15/2056	4.94 to 4.99	91,970,000	89,340,233
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.98	281,659,000	273,220,232
US Treasury Bonds 4.75% 8/15/2055	4.69 to 4.92	183,780,000	178,316,853
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	679,898,000	674,719,088
US Treasury Bonds 5% 5/15/2056	4.88 to 5.12	340,000,000	343,612,500
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	20,664,145	19,025,227
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.72	10,059,812	9,273,608
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	813,762,000	747,357,751
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.16	763,588,000	708,913,908
US Treasury Notes 3.375% 5/15/2033	3.79 to 3.98	465,000,000	439,188,868
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.60	62,751,000	61,711,687
US Treasury Notes 3.5% 2/15/2033	3.92 to 3.94	470,900,000	449,286,425
US Treasury Notes 3.5% 3/15/2029	3.82 to 3.87	10,160,000	9,988,947
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	251,500,000	246,047,558
US Treasury Notes 3.625% 9/30/2031	3.93 to 3.95	609,000,000	591,967,031
US Treasury Notes 3.75% 1/31/2031	3.65	63,000,000	61,811,367
US Treasury Notes 3.75% 10/31/2032	3.95	177,500,000	172,251,270
US Treasury Notes 3.75% 2/28/2033	3.92	9,150,000	8,862,275
US Treasury Notes 3.75% 5/31/2030	4.00 to 4.01	414,100,000	407,548,810
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	543,000,000	534,176,250
US Treasury Notes 3.75% 8/31/2031	3.59	205,000,000	200,515,625
US Treasury Notes 3.875% 12/31/2032	3.94 to 3.95	514,500,000	502,401,214
US Treasury Notes 3.875% 4/15/2029	3.80 to 3.86	72,820,000	72,268,161
US Treasury Notes 3.875% 4/30/2031	4.18	313,000,000	308,500,625
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	1,134,063,000	1,102,787,675
US Treasury Notes 3.875% 8/15/2034	4.27 to 4.28	197,400,000	190,645,209
US Treasury Notes 4% 1/31/2033	4.07	204,200,000	200,714,243
US Treasury Notes 4% 11/15/2035	4.14 to 4.17	390,170,000	377,428,511
US Treasury Notes 4% 4/30/2032	4.26 to 4.27	313,000,000	308,879,649
US Treasury Notes 4% 7/31/2030	4.15 to 4.64	1,606,800,000	1,595,125,602
US Treasury Notes 4% 7/31/2032	3.92 to 3.93	392,000,000	386,334,377
US Treasury Notes 4.125% 10/31/2031	4.39	574,600,000	571,749,444
US Treasury Notes 4.125% 11/15/2032	3.73 to 3.75	825,807,000	818,387,636
US Treasury Notes 4.125% 2/15/2036	4.39 to 4.61	1,482,427,000	1,446,292,842
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.24	644,870,000	637,816,734
US Treasury Notes 4.125% 5/31/2032	4.05	8,625,000	8,563,680
US Treasury Notes 4.125% 7/31/2031	4.03	75,000,000	74,683,590
US Treasury Notes 4.25% 11/15/2034	4.18	419,800,000	415,700,393
US Treasury Notes 4.25% 5/31/2033	4.33 to 4.37	263,900,000	262,910,375
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.26	1,542,250,000	1,522,610,402
US Treasury Notes 4.375% 5/15/2036	4.45 to 4.59	332,300,000	330,534,656
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.29	355,600,000	359,169,890
US Treasury Notes 4.625% 2/15/2035	4.24	423,050,000	429,790,160
US Treasury Notes 4.75% 2/15/2045	4.85 to 4.96	25,740,000	25,177,943
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.25	23,090,546	22,424,245
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,817,746,013)			21,749,475,715

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $415,215,430)	3.69	415,135,278	415,218,305

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	25,580,000	1,446,492
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.06% and receive annually a floating rate based on US SOFR Index, expiring June 2037	6/2027	68,200,000	1,696,138
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	29,420,000	888,463
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	12,870,000	443,929
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	46,310,000	1,225,745
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	35,600,000	1,976,193
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	27,050,000	547,883
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring June 2028	6/2027	161,100,000	654,731
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.988% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	61,960,000	284,072
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	67,470,000	3,543,906
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	15,730,000	619,057
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	59,420,000	3,324,578
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	25,870,000	1,444,132

TOTAL PURCHASED SWAPTIONS (Cost $19,334,197)			18,095,319

TOTAL INVESTMENT IN SECURITIES - 106.8% (Cost $49,399,205,067)	47,796,108,209
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(3,003,075,980)
NET ASSETS - 100.0%	44,793,032,229

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 7/1/2056	(10,900,000)	(10,120,394)
Ginnie Mae II Pool 5% 7/1/2056	(155,800,000)	(153,584,197)
Ginnie Mae II Pool 5.5% 7/1/2056	(300,625,000)	(302,086,248)
Uniform Mortgage Backed Securities 2% 7/1/2056	(602,300,000)	(480,663,649)
Uniform Mortgage Backed Securities 3% 7/1/2056	(115,200,000)	(100,467,003)
Uniform Mortgage Backed Securities 3.5% 7/1/2056	(6,025,000)	(5,469,335)
Uniform Mortgage Backed Securities 4% 7/1/2056	(7,775,000)	(7,263,854)
Uniform Mortgage Backed Securities 4.5% 7/1/2056	(46,025,000)	(44,110,286)
Uniform Mortgage Backed Securities 5% 7/1/2056	(51,175,000)	(50,281,438)
Uniform Mortgage Backed Securities 6% 7/1/2056	(100,775,000)	(102,947,961)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,256,994,365)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,257,248,577)		(1,256,994,365)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	16,190,000	(915,982)

Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	21,100,000	(1,247,075)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	16,190,000	(942,818)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	67,000,000	(4,188,128)

TOTAL CALL SWAPTIONS			(6,378,021)
TOTAL WRITTEN SWAPTIONS (Premiums Received $(7,489,543))			(7,294,003)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	601	9/2026	65,959,750	217,966
CBOT 2Y US Treasury Notes Contracts (United States)	6,256	9/2026	1,289,322,500	(1,104,683)
CBOT 5Y US Treasury Notes Contracts (United States)	5,206	9/2026	556,919,984	682,468
CBOT US Treasury Ultra Bond Contracts (United States)	568	9/2026	65,639,500	1,023,189
TOTAL LONG				818,940

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	(94,985)	(200,538)	(295,523)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	17,690,000	(128,267)	(151,784)	(280,051)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	(116,013)	(102,098)	(218,111)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	10,070,000	(73,016)	(103,504)	(176,520)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,844	(4,803)	(959)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	700,000	134,530	(174,756)	(40,226)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	580,000	111,468	(157,438)	(45,970)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	550,000	105,702	(158,073)	(52,371)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	450,000	86,483	(112,895)	(26,412)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	20,000	3,844	(5,221)	(1,377)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	590,000	113,389	(132,485)	(19,096)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	130,000	24,984	(28,408)	(3,424)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	240,000	46,125	(38,394)	7,731
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	370,000	71,109	(57,889)	13,220
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	76,874	(59,791)	17,083
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,300,000	105,116	(48,149)	56,967
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,300,000	105,116	(49,532)	55,584
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,100,000	88,944	(41,292)	47,652
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,400,000	113,201	(52,553)	60,648
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	80,858	(48,054)	32,804
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	800,000	110,772	(124,833)	(14,061)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	2,000,000	318,373	(289,059)	29,314
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	400,000	63,675	(57,084)	6,591
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	300,000	47,756	(41,988)	5,768
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	1,400,000	99,174	(99,125)	49
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly	2,350,000	166,471	(176,650)	(10,179)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	1,850,000	131,052	(145,969)	(14,917)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	24,257	(26,370)	(2,113)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	32,343	(35,160)	(2,817)
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	500,000	40,429	(36,668)	3,761
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	3,800,000	307,261	(294,896)	12,365

TOTAL BUY PROTECTION							2,200,869	(3,055,459)	(854,590)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	35,930,000	260,521	779,338	1,039,859
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	20,930,000	151,759	466,879	618,638
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,100,000	(124,995)	231,720	106,725
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,400,000	(21,276)	37,251	15,975
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(886)	1,248	362
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,450,000	(21,719)	35,750	14,031
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	14,200,000	(125,882)	236,594	110,712
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	22,900,000	(203,006)	381,824	178,818
CMBX AAA Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,747,205	(2,913)	14,398	11,485
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	1,200,000	(279,260)	251,311	(27,949)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	1,500,000	(311,177)	357,609	46,432
CMBX BB Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	5%	Monthly	900,000	(209,445)	192,794	(16,651)
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly	600,000	(139,630)	127,515	(12,115)
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	1,900,000	(442,161)	398,468	(43,693)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	17,875,000	(158,460)	163,968	5,508

TOTAL SELL PROTECTION							(1,628,530)	3,676,667	2,048,137
TOTAL CREDIT DEFAULT SWAPS							572,339	621,208	1,193,547

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2036	56,334,000	203,836	0	203,836
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	9/2028	1,498,481,000	(271,911)	0	(271,911)
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2033	4,530,000	26,771	0	26,771
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2046	5,352,000	70,780	0	70,780
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2056	35,477,000	550,284	0	550,284
TOTAL INTEREST RATE SWAPS							579,760	0	579,760

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,497,708.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $193,819.

(g)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $3,314,313.
(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $22,431,067.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,675,930,280 or 17.1% of net assets.

(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Level 3 security.
(l)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)	Principal Only Strips represent the right to receive the monthly principal payments.
(o)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	517,949,578	8,041,316,641	8,144,036,468	24,111,046	(13,731)	2,285	415,218,305	415,135,278	0.6%
Fidelity Securities Lending Cash Central Fund	-	4,379,138,577	4,379,174,818	335,769	36,241	-	-	-	0.0%
Total	517,949,578	12,420,455,218	12,523,211,286	24,446,815	22,510	2,285	415,218,305

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Municipal Securities and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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